[GRAPHIC OMITTED]
                              WILSHIRE FUNDS LOGO


                              SEMI-ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO





                               FEBRUARY 28, 2002
                         ----------------------------

                               www.wilfunds.com

                           WILSHIRE TARGET FUNDS, INC.

      Shareholder Letter ..............................................       1
      Large Company Growth Portfolio:
           Fund Commentary ............................................       2
      Large Company Value Portfolio:
           Fund Commentary ............................................       4
      Small Company Growth Portfolio:
           Fund Commentary ............................................       6
      Small Company Value Portfolio:
           Fund Commentary ............................................       8
      Wilshire 5000 Index Portfolio:
           Fund Commentary ............................................      10

      Statements of Investments:
           Large Company Growth Portfolio .............................      13
           Large Company Value Portfolio ..............................      18
           Small Company Growth Portfolio .............................      23
           Small Company Value Portfolio ..............................      28
           Wilshire 5000 Index Portfolio ..............................      33

      Statements of Assets and Liabilities ............................      73
      Statements of Operations ........................................      75
      Statements of Changes in Net Assets .............................      76

      Financial Highlights:
           Large Company Growth Portfolio .............................      80
           Large Company Value Portfolio ..............................      82
           Small Company Growth Portfolio .............................      84
           Small Company Value Portfolio ..............................      86
           Wilshire 5000 Index Portfolio ..............................      88
           Notes to Financial Statements ..............................      92

             ------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Target Fund Shareholder,

We are pleased to present this semi-annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the six-month period ended February 28, 2002, for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT AND FUND PERFORMANCE OVERVIEW

The events of September 11, 2001 cast a cloud over the beginning of the semi-annual period. The terrorist attacks and the ensuing four-day market closure temporarily disrupted the U.S. stock markets. The tumble in stock prices that immediately followed the market re-opening was unsurprising. High levels of short-term volatility followed throughout the period as concerns regarding a recession, increases in the unemployment rate and the loss of confidence in established corporations stemming from the Enron debacle drove markets lower.

However, the fourth quarter of 2001 was highlighted by a significant rebound in stock prices as numerous companies rallied off 52-week low levels. The bounce in stock market levels as well as various promising economic indicators gave reason to believe that an economic recovery may be forthcoming. While the "January Effect" of strong stock performances never took hold, the gains in the first two months of 2002 gave reason to be encouraged for the future.

The Wilshire 5000 Index Portfolio fell slightly more than 1% for the six-month period. Given that the market performed slightly negatively during this period, the Index fell accordingly. Isolated areas, such as discount retailers and cyclical stocks, rebounded from a weak 2001 and provide promise to investors.

Year-to-date through February, the Wilshire Target Small Value Fund was up 3.5%, providing value to shareholders when the stock market had generally mixed results. The value style, focusing on inexpensively priced stocks that provide stable streams of earnings, has been a strong performing area of the market - outperforming growth in both the large and small styles.

The direction that the U.S. stock markets take within the next six months is uncertain. However, a fully diversified portfolio allows you to participate in any forthcoming economic recovery.

We encourage all shareholders to visit www.wilfunds.com. Access to daily net asset values and quarterly performance reports for the Portfolios are available on the site. Additionally, prospectuses and account applications are available.

Thank you for your continued confidence in the Wilshire Target Funds. We look forward to continuing to serve our shareholders in the future.

Sincerely,

/S/SIGNATURE

Michael P. O'Keeffe, CFA
President

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LARGE COMPANY GROWTH PORTFOLIO                                [GRAPHIC OMITTED]
FUND COMMENTARY                                                         LETREES
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The Large Company  Growth  Portfolio's  Investment  Class Shares  returned 1.50%
while Institutional Class Shares returned 1.62% during the six months ended February 28, 2002 (the "period").

The Fund performance was driven by holdings in the Consumer Non-Durables and Materials & Services sectors, as the two areas rose 7% and 5%, respectively. Blue-chip stocks such as General Electric Company, General Motors Corporation and IBM Corporation created a drag on performance. A number of pharmaceutical holdings struggling with patent issues and a light introduction calendar for new drugs to the marketplace fell lower. Notwithstanding, the positive performances of Abbott Laboratories, Johnson & Johnson and Pfizer, Inc. helped the Fund as management held an overweight position of these stocks.

Performance was mixed across all other sectors. Technology and Finance were affected by performances from some of the most noteworthy holdings. Encouraging signs came from Microsoft Corporation, Oracle Corporation and Dell Computer Corporation, which have posted consistent positive performance over the past year. However, the majority of Technology holdings posted negative returns for the period. An underweight position in Technology, particularly in those companies with sagging returns, was a boost to performance. In the Finance sector, AIG was down 5%, but was offset by the strong performances of Fannie Mae and Freddie Mac.

Holdings in the Retail industry posted an aggregate return of 18% for the period. Positive performances from Home Depot, Inc. and discount retailers like Wal-Mart Stores, Inc. (+29%), Walgreen Company (+17%) and Target Corporation (+21%) helped the Fund as consumers shied away from high-end retailers.


PORTFOLIO INFORMATION1
(As of February 28, 2002)
AVERAGE 5-YEAR SALES GROWTH..... 18.3%
AVERAGE 5-YEAR EARNINGS GROWTH.. 11.8%
AVERAGE 5-YEAR RETURN ON EQUITY. 25.8%
AVERAGE MARKET CAPITALIZATION...$115.3 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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LARGE COMPANY GROWTH PORTFOLIO                                [GRAPHIC OMITTED]
FUND COMMENTARY - (CONTINUED)                                           LETREES
-------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


SIX MONTHS ENDED 2/28/02.............................................   1.50%**
ONE YEAR ENDED 2/28/02...............................................   (8.86)%
FIVE YEARS ENDED 2/28/02.............................................    9.79%+
INCEPTION (9/30/92) THROUGH 2/28/02..................................   13.12%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


SIX MONTHS ENDED 2/28/02.............................................   1.62%**
ONE YEAR ENDED 2/28/02...............................................   (8.59)%
FIVE YEARS ENDED 2/28/02.............................................   10.05%+
INCEPTION (7/15/96) THROUGH 2/28/02..................................   13.95%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.
     + DURING THE PERIODS,  CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.
       WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2002)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
LCG PIE

Consumer Non-Durables       44.5%
Technology                  22.7%
Finance                     15.8%
Capital Goods                7.1%
Materials & Services         6.4%
Consumer Durables            1.7%
Energy                       1.4%
Utilities                    0.3%
Transportation               0.1%

*** Based on percent of Portfolio's total market value.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                  [GRAPHIC OMITTED]
FUND COMMENTARY                                                          LETREES
--------------------------------------------------------------------------------

In the six months ended February 28, 2002 (the "period"), the Large Company Value Portfolio produced relatively flat performance. The Portfolio's Investment Class Shares fell 0.82% while the Institutional Class Shares fell 0.69%. Although large-cap stocks consistently underperformed their small-cap counterparts during the period, the Large Company Portfolios on the whole rebounded considerably since August 31, 2001.

Increased exposure in the Consumer Non-Durables sector benefited the Portfolio's overall performance. Top performing industries in this sector included Food & Agriculture (+8%), Retail (+7%) and Tobacco (+14%). The most notable performers within this group were Hershey Foods Corporation (+11%), Target Corporation (+21%) and Philip Morris Companies, Inc. (+14%).

The Portfolio's improved performance on a month-to-month basis over the period was also attributable to a rebound in Technology holdings, particularly those in the Aerospace industry (+9%). The only Aerospace holding in the Portfolio to post a negative six-month return was Boeing Company (-9%). Other notable Aerospace performers included 3M (+14%) and Raytheon Company (+50%).

An underweighting to the Finance sector benefited Portfolio performance. Positive returns from Bank of America Corporation and Allstate Corporation (+7% and +4%, respectively) were offset by double-digit negative returns from Washington Mutual, Inc. (-12%) and JP Morgan Chase & Company (-24%).


                             PORTFOLIO INFORMATION1
                            (As of February 28, 2002)

 DIVIDEND YIELD2...................       2.2%
 AVERAGE PRICE/BOOK RATIO..........       3.4
 AVERAGE PRICE/EARNINGS RATIO......      19.7
 AVERAGE MARKET CAPITALIZATION.....     $42.4 BILLION

1 ALL AVERAGES ARE  DOLLAR-WEIGHTED  AVERAGES.  THE AVERAGE  BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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LARGE COMPANY VALUE PORTFOLIO                                 [GRAPHIC OMITTED]
FUND COMMENTARY - (CONTINUED)                                           LETREES
-------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/02............................................   (0.82)%**
ONE YEAR ENDED 2/28/02..............................................   (2.21)%
FIVE YEARS ENDED 2/28/02............................................    7.78%+
INCEPTION (9/30/92) THROUGH 2/28/02.................................   11.91%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/02............................................   (0.69)%**
ONE YEAR ENDED 2/28/02..............................................   (1.99)%
FIVE YEARS ENDED 2/28/02............................................    7.99%+
INCEPTION (7/15/96) THROUGH 2/28/02.................................   11.26%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.
     + DURING THE PERIODS,  CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.
       WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                         PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2002)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
LCV PIE

Consumer Non-Durables       31.7%
Energy                      16.0%
Finance                     15.4%
Materials & Services        12.1%
Technology                  11.6%
Utilities                   6.5%
Capital Goods               2.8%
Consumer Durables           2.1%
Transportation              1.8%

*** Based on percent of Portfolio's total market value.

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SMALL COMPANY GROWTH PORTFOLIO                                [GRAPHIC OMITTED]
FUND COMMENTARY                                                         LETREES
-------------------------------------------------------------------------------

In the six months ended February 28, 2002, (the "period") the Small Company Growth Portfolio's Investment Class Shares returned 2.71% while the Institutional Class Shares returned 2.84%. Solid month-to-month Portfolio performance in late 2001 and early 2002 boosted the overall return.

Strong performers in Consumer Non-Durables and Materials & Services, and a relative overweight to these sectors bolstered overall performance. Throughout the period, Materials & Services holdings made up an average of one-third of the Portfolio. NVR Inc. (+82%), Deluxe Corporation (+47%) and KB Home (+35%) contributed to the Portfolio's rebound. The Business Services and Construction holdings together totaled 24% of the Portfolio's allocation and posted industry returns of 8% and 36%, respectively.

Technology (-5%) was the only sector to post a disappointing return during the period. Despite strong performances from Tech Data Corp. (+12%), Alliant Techsystems, Inc. (+36%) and Fairchild Semiconductor International Corp. (+19%), Technology stocks within the Portfolio lagged behind other sectors.


                             PORTFOLIO INFORMATION1
                            (As of February 28, 2002)

 AVERAGE 5-YEAR SALES GROWTH........ 27.9%
 AVERAGE 5-YEAR EARNINGS GROWTH..... 17.8%
 AVERAGE 5-YEAR RETURN ON EQUITY.... 18.9%
 AVERAGE MARKET CAPITALIZATION...... $1.4 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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SMALL COMPANY GROWTH PORTFOLIO                                [GRAPHIC OMITTED]
FUND COMMENTARY - (CONTINUED)                                           LETREES
-------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/02...........................................     2.71%**
ONE YEAR ENDED 2/28/02.............................................     4.00%
FIVE YEARS ENDED 2/28/02...........................................     4.81%
INCEPTION (10/1/92) THROUGH 2/28/02................................     9.62%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


SIX MONTHS ENDED 2/28/02............................................    2.84%**
ONE YEAR ENDED 2/28/02..............................................    4.28%
FIVE YEARS ENDED 2/28/02............................................    5.01%
INCEPTION (7/15/96) THROUGH 2/28/02.................................    5.71%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002, FEES AND EXPENSES TOTALING 0.13% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                         PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2002)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
SCG PIE

Materials & Services        30.3%
Consumer Non-Durables       23.9%
Technology                  20.6%
Finance                     10.3%
Consumer Durables           8.3%
Capital Goods               4.5%
Transportation              1.3%
Energy                      0.8%


*** Based on percent of Portfolio's total market value.

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SMALL COMPANY VALUE PORTFOLIO                                 [GRAPHIC OMITTED]
FUND COMMENTARY                                                         LETREES
-------------------------------------------------------------------------------

In the six months ended February 28, 2002, (the "period") the Small Company Value Portfolio rendered a solid performance and demonstrated the recent strength of the value style of investing. The Investment Class Shares generated a 6.61% return while the Institutional Class Shares generated a 6.75% return for the period.

The two sectors in which management placed the highest allocation -- Consumer Non-Durables (23%) and Materials & Services (21%) -- posted six-month returns of +6% and +8%, respectively. Each of the top ten holdings posted a positive double-digit six-month performance with the exception of Plum Creek Timber Company, Inc. (+9%). Energy (-3%) and Transportation (-1%) were the two lagging sectors in the Portfolio.

The largest sector, Consumer Non-Durables, featured strong performances from holdings in the Food & Agriculture and Retail industries. Noteworthy holdings from these industries include Dean Foods Company (+24%), Smithfield Foods, Inc. (+12%), Bob Evans Farms, Inc. (+25%), Longs Drug Stores, Inc. (+2%) and Dillard's, Inc. (+13%). These holdings collectively made up 6% of the Portfolio.


                             PORTFOLIO INFORMATION1
                            (As of February 28, 2002)

 DIVIDEND YIELD2....................      2.1%
 AVERAGE PRICE/BOOK RATIO...........      2.1
 AVERAGE PRICE/EARNINGS RATIO.......     17.3
 AVERAGE MARKET CAPITALIZATION......     $1.4 BILLION

1 ALL AVERAGES ARE  DOLLAR-WEIGHTED  AVERAGES.  THE AVERAGE  BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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SMALL COMPANY VALUE PORTFOLIO                                 [GRAPHIC OMITTED]
FUND COMMENTARY - (CONTINUED)                                           LETREES
-------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/02............................................    6.61%**
ONE YEAR ENDED 2/28/02..............................................   17.09%
FIVE YEARS ENDED 2/28/02............................................    7.65%
INCEPTION (9/30/92) THROUGH 2/28/02.................................    9.93%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/02............................................    6.75%**
ONE YEAR ENDED 2/28/02..............................................   17.32%
FIVE YEARS ENDED 2/28/02............................................    7.81%
INCEPTION (7/15/96) THROUGH 2/28/02.................................   10.12%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002, FEES AND EXPENSES TOTALING 0.13% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2002)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
SCV PIE

Consumer Non-Durables       23.3%
Materials & Services        20.6%
Capital Goods               12.3%
Finance                     10.6%
Utilities                   9.3%
Energy                      8.2%
Consumer Durables           5.9%
Technology                  5.8%
Transportation              4.0%

*** Based on percent of Portfolio's total market value.

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WILSHIRE 5000 INDEX PORTFOLIO                                 [GRAPHIC OMITTED]
FUND COMMENTARY                                                         LETREES
-------------------------------------------------------------------------------

In the six-month period ended February 28, 2002, all classes of the Wilshire 5000 Index Portfolio performed in line with the return of the Wilshire 5000 Index. The negative performance of the Index (1.07%) was tracked by the Portfolio's Investment Class Shares, which fell 1.20%. The Institutional Class Shares fell 1.05%. The Qualified Class Shares were down 1.24% while Horace Mann Class Shares fell 1.19%. The returns of the Wilshire 5000 Index and the Portfolios improved in the fourth quarter of 2001, but fell in January and February 2002.

The Portfolio's top ten holdings have remained fairly constant since September 2001. The most heavily weighted holdings posted noteworthy returns that, in aggregate, helped the Portfolio's performance. Microsoft Corporation (+2%), Exxon Mobil Corporation (+4%), Intel Corporation (+2%) and Pfizer, Inc. (+8%) each contributed positively to the Portfolio's overall return and totaled 9% of the Portfolio's holdings.

The strength of the Portfolio was in Retail stocks, primarily those of discount and home improvement chains. The solid returns posted by discount retailers like Costco Wholesale Corporation (+10%), Kohls Corporation (+22%), Target Corporation (+21%), Wal-Mart Stores, Inc. (+29%) and Walgreen Company (+17%) are attributable to the low-cost appeal to cost-conscious consumers. With the post-September 11 "urge to nest" came a renewed consumer interest in home improvement projects resulting in strong sales by retailers. Home Depot, Inc. (+9%), Lowe's Companies, Inc. (+22%) and Sears, Roebuck & Company (+24%), collectively totaled 2% of the Portfolio's holdings. High-end department stores and retailers of luxury goods even posted positive returns for the period, but represented so little of the overall market that that their impact was limited.

Unlike the past, Old Economy names no longer led the list of noteworthy performers. General Electric Company, IBM Corporation and Coca-Cola Company, with combined weighting of 5%, were down 5%, 2% and 2%, respectively. Automotive giants, Ford Motor Company (-24%) and General Motors Corp. (-1%) together making up a 1% weighting, posted disappointing returns despite their low-cost financing options to consumers. Unfortunately, consumers did not respond to the offers and instead directed their spending to the Consumer Non-Durables sector.


                             PORTFOLIO INFORMATION1
                            (As of February 28, 2002)

 DIVIDEND YIELD2.....................     1.4%
 AVERAGE PRICE/EARNINGS RATIO........    32.4
 AVERAGE 5-YEAR EARNINGS GROWTH......     8.4%
 AVERAGE MARKET CAPITALIZATION.......   $81.3 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS
  CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

-------------------------------------------------------------------------------
WILSHIRE 5000 INDEX PORTFOLIO                                 [GRAPHIC OMITTED]
FUND COMMENTARY - (CONTINUED)                                           LETREES
-------------------------------------------------------------------------------


The Index is comprised of almost 7,000 securities, and measures the performance of all U.S. domiciled stocks with readily available price information traded on the NYSE, the AMEX and the NASDAQ. The Portfolio holds nearly 2,800 securities and generally expects to hold between 2,000 and 3,000 securities representing 90% of the total market value of the Index. Using statistical procedures, securities are selected based on market capitalization and industry weightings, giving the Portfolio the approximate balance of the Index. The Wilshire 5000 Index Portfolio gives the investor exposure to both large-cap and potentially lucrative small-cap stocks through broad diversification.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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WILSHIRE 5000 INDEX PORTFOLIO                                   GRAPHIC OMITTED
FUND COMMENTARY - (CONTINUED)                                           LETREES
-------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/02..........................................    (1.20)%**
ONE YEAR ENDED 2/28/02............................................    (8.86)%
INCEPTION (2/1/99) THROUGH 2/28/02................................    (3.32)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/02..........................................    (1.05)%**
ONE YEAR ENDED 2/28/02............................................    (8.51)%
INCEPTION (2/1/99) THROUGH 2/28/02................................    (3.05)%

                             HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/02..........................................    (1.19)%**
ONE YEAR ENDED 2/28/02............................................    (8.86)%
INCEPTION (12/10/99) THROUGH 2/28/02..............................    (4.53)%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/02..........................................    (1.24)%**
ONE YEAR ENDED 2/28/02............................................    (8.92)%
INCEPTION (5/10/00) THROUGH 2/28/02...............................   (10.75)%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002, FEES AND EXPENSES TOTALING 0.28% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2002)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
5000 PIE

Consumer Non-Durables       32.0%
Finance                     19.9%
Technology                  18.3%
Materials & Services         8.8%
Utilities                    7.4%
Energy                       5.6%
Capital Goods                4.8%
Consumer Durables            2.0%
Transportation               1.2%

*** Based on percent of Portfolio's total market value.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS                                      FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
COMMON STOCKS - 99.8%

         Aerospace - 0.3%
 14,000  General Dynamics
            Corporation .............  $  1,272,320
                                       ------------

         Air Transportation - 0.1%
 13,000  Frontier Airlines,
           Inc.* ....................       273,780
                                       ------------

         Apparel - 0.2%
 12,704  Jones Apparel Group,
           Inc.* ....................       453,025
 19,200  Liz Claiborne, Inc. ........       581,952
                                       ------------
                                          1,034,977
                                       ------------

         Banks - 3.6%
 84,146  Bank of New York
           Company, Inc. ............     3,167,256
 25,200  BB&T Corporation ...........       932,652
 28,787  Fifth Third Bancorp ........     1,835,459
 33,200  First Tennessee National
           Corporation ..............     1,145,400
 21,400  Mellon Financial Corporation       770,400
121,000  Regions Financial
           Corporation ..............     3,932,500
 14,300  State Street Corporation ...       725,010
159,300  U.S. Bancorp ...............     3,321,405
  6,633  Zions Bancorporation .......       350,554
                                       ------------
                                         16,180,636
                                       ------------

         Business Machines - 14.6%
 54,700  3Com Corporation* ..........       262,560
 20,500  Adobe Systems, Inc. ........       745,790
 14,100  BEA Systems, Inc.* .........       179,211
  4,730  BMC Software, Inc.* ........        75,917
 34,300  Cisco Systems, Inc.* .......       489,461
  5,300  Compaq Computer Corporation         53,742
 64,500  Compuware Corporation* .....       735,945
 14,762  Comverse Technology, Inc.* .       231,025
265,800  Dell Computer Corporation* .     6,562,602
 23,856  EMC Corporation* ...........       260,030
 23,328  Hewlett-Packard Company ....       469,359
  2,400  Integrated Device
            Technology, Inc.* .......        61,368
 30,000  Interland, Inc.* ...........        54,900

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Machines (continued)
181,500  International Business
           Machines Corporation ..... $  17,808,780
 16,200  Lexmark International
           Group, Inc.* .............       805,302
 19,425  Microchip Technology, Inc.*        663,947
363,674  Microsoft Corporation* .....    21,216,741
 13,800  NCR Corporation* ...........       576,840
 29,000  Network Appliance, Inc.* ...       463,710
 19,600  Novell, Inc.* ..............        80,164
595,000  Oracle Corporation* ........     9,888,900
 63,300  Pitney Bowes, Inc. .........     2,640,876
 41,300  Siebel Systems, Inc.* ......     1,146,488
 31,112  Sun Microsystems, Inc.* ....       264,763
 25,900  Unisys Corporation* ........       287,490
                                       ------------
                                         66,025,911
                                       ------------

         Business Services - 5.5%
 10,800  Affiliated Computer Services, Inc.,
           Class A* .................       528,228
 14,000  Apollo Group, Inc., Class A*       679,700
 72,628  Automatic Data
           Processing, Inc. .........     3,828,222
 23,800  Brocade Communications
           Systems, Inc.* ...........       522,886
  7,800  CDW Computer Centers, Inc.*        411,840
 34,418  Cendant Corporation* .......       599,217
  5,900  Certegy, Inc.* .............       219,185
 20,443  Cintas Corporation .........       905,421
 58,500  Concord EFS, Inc.* .........     1,756,755
 24,600  Convergys Corporation* .....       750,054
 10,800  CSG Systems International,
           Inc.* ....................       336,744
  3,300  DST Systems, Inc.* .........       137,577
 18,000  eBay, Inc.* ................       936,900
 23,700  Ecolab, Inc. ...............     1,109,871
 15,400  Equifax, Inc. ..............       462,000
 35,700  First Data Corporation .....     2,910,264
 29,800  Fiserv, Inc.* ..............     1,273,652
 31,400  H & R Block, Inc. ..........     1,584,130
 12,400  IMS Health, Inc. ...........       248,000
 28,100  Inktomi Corporation* .......       122,797
  2,800  Internet Security Systems, Inc.*    66,388
 17,500  Interpublic Group of
           Companies, Inc. ..........       476,000


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
  4,900  Manugistics Group, Inc.* ...  $     63,504
    900  Mercury Interactive
            Corporation* ............        30,492
 21,743  Omnicom Group, Inc. ........     2,033,840
  8,200  ONYX Software Corporation* .        24,600
  9,200  Packeteer, Inc.* ...........        53,360
 35,524  Paychex, Inc. ..............     1,312,612
 10,500  PeopleSoft, Inc.* ..........       305,235
  3,700  Pixar, Inc.* ...............       120,287
  3,100  Polycom, Inc.* .............        75,454
  2,700  Quest Software, Inc.* ......        48,222
  8,300  RealNetworks, Inc.* ........        45,235
 13,328  Robert Half International,
           Inc.* ....................       346,661
  4,200  SunGard Data Systems, Inc.*        129,654
  9,900  Symantec Corporation* ......       356,994
                                       ------------
                                         24,811,981
                                       ------------

         Chemicals - 0.3%
 20,500  Praxair, Inc. ..............     1,186,950
                                       ------------

         Construction - 0.4%
  4,700  Lennar Corporation .........       259,487
 56,713  Masco Corporation ..........     1,591,934
  9,100  SBA Communications
           Corporation* .............        21,840
                                       ------------
                                          1,873,261
                                       ------------

         Consumer Durables - 0.1%
  8,688  Maytag Corporation .........       346,912
                                       ------------

         Cosmetics - 3.7%
 64,800  Colgate-Palmolive Company ..     3,627,504
156,800  Procter & Gamble Company ...    13,295,072
                                       ------------
                                         16,922,576
                                       ------------

         Domestic Oil - 0.7%
 78,800  CONSOL Energy, Inc. ........     1,832,100
  9,400  Diamond Offshore
           Drilling, Inc. ...........       272,318
 18,800  Phillips Petroleum Company .     1,111,268
                                       ------------
                                          3,215,686
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine - 24.4%
157,386  Abbott Laboratories ........   $ 8,900,178
 16,400  Allergan, Inc. .............     1,063,376
    200  AmerisourceBergen
           Corporation ..............        13,540
113,900  Amgen, Inc.* ...............     6,603,922
    400  Andrx Group* ...............        13,380
 65,700  Baxter International, Inc. .     3,645,036
 37,200  Becton, Dickinson & Company      1,364,868
 16,600  Biogen, Inc.* ..............       882,290
 17,500  Biomet, Inc. ...............       534,800
216,076  Bristol-Myers Squibb
           Company ..................    10,155,572
 47,223  Cardinal Health, Inc. ......     3,120,968
  2,400  First Health Group
           Corporation* .............        55,152
  8,600  Forest Laboratories, Inc.* .       683,872
 19,700  Health Management Associates,
           Inc., Class A* ...........       347,705
 20,800  Immunex Corporation* .......       597,792
319,428  Johnson & Johnson ..........    19,453,165
 18,633  King Pharmaceuticals, Inc.*        578,741
109,700  Lilly (Eli) & Company ......     8,307,581
 11,500  Lincare Holdings, Inc.* ....       289,340
247,700  Merck & Company, Inc. ......    15,191,441
538,971  Pfizer, Inc. ...............    22,076,252
158,758  Schering-Plough Corporation      5,475,564
 12,600  Stryker Corporation ........       774,900
    100  Trigon Healthcare, Inc.* ...         7,170
  1,100  Universal Health Services,
           Inc., Class B* ...........        42,339
  7,410  Watson Pharmaceuticals,
           Inc.* ....................       216,965
                                       ------------
                                        110,395,909
                                       ------------

         Electronics - 7.1%
 42,500  Advanced Micro Devices,
           Inc.* ....................       573,750
 19,022  Agilent Technologies,
           Inc.* ....................       592,535
 43,428  Altera Corporation* ........       828,172
 49,428  American Power Conversion
           Corporation* .............       647,012
  2,600  Amphenol Corporation,
           Class A* .................       109,668
  7,200  ANADIGICS, Inc.* ...........        68,184
 43,300  Analog Devices, Inc.* ......     1,611,193


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
  5,400  Applied Biosystems Group -
           Applera Corporation ......  $    122,040
 91,028  Applied Materials, Inc.* ...     3,956,987
  6,600  Applied Micro Circuits
           Corporation* .............        50,754
 16,000  Arris Group, Inc.* .........       135,680
 37,100  Atmel Corporation* .........       268,233
  6,400  Audiovox Corporation,
           Class A* .................        42,304
 20,200  Avnet, Inc.* ...............       530,452
  1,600  AVX Corporation ............        28,912
  2,200  Broadcom Corporation,
           Class A* .................        67,430
130,700  CMGI, Inc.* ................       192,129
 16,000  Conexant Systems, Inc.* ....       163,840
  6,000  DMC Stratex Networks, Inc.*         26,880
 31,200  Guidant Corporation* .......     1,294,800
  4,032  Intel Corporation ..........       115,235
 16,200  Jabil Circuit, Inc.* .......       302,130
  4,478  KLA-Tencor Corporation* ....       259,321
 13,900  Lam Research Corporation* ..       300,796
 42,000  Linear Technology
           Corporation ..............     1,546,860
 26,820  Maxim Integrated Products,
           Inc.* ....................     1,227,283
127,034  Medtronic, Inc. ............     5,658,094
 37,700  Micron Technology, Inc.* ...     1,212,055
 11,000  Molex, Inc. ................       325,600
 15,500  Motorola, Inc. .............       201,500
  1,600  Newport Corporation* .......        30,256
 35,200  Nortel Networks
           Corporation* .............       178,464
  6,200  Novellus Systems, Inc.* ....       264,058
  9,600  NVIDIA Corporation* ........       489,696
  9,400  PerkinElmer, Inc. ..........       216,200
  3,400  PMC-Sierra, Inc.* ..........        49,674
  4,500  QLogic Corporation* ........       167,625
 50,700  QUALCOMM, Inc.* ............     1,685,775
 38,800  Rational Software
           Corporation* .............       720,128
  6,700  RF Micro Devices, Inc.* ....       104,788
  9,200  Riverstone Networks, Inc.* .        35,144
 74,300  Sanmina-SCI Corporation* ...       754,145
 15,100  Scientific-Atlanta, Inc. ...       337,787
 11,060  Solectron Corporation* .....        91,466
 23,400  Tektronix, Inc.* ...........       559,494
 10,302  Tellabs, Inc.* .............       105,699

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
 26,956  Teradyne, Inc.* ............  $    903,296
 26,900  Texas Instruments, Inc. ....       789,515
 24,500  Waters Corporation* ........       765,625
122,800  Western Digital
           Corporation* .............       713,468
 17,700  Western Wireless Corporation,
           Class A* .................       143,901
 17,300  Xilinx, Inc.* ..............       621,416
                                       ------------
                                         32,187,449
                                       ------------

         Energy & Utilities - 0.1%
 51,800  AES Corporation* ...........       267,288
                                       ------------

         Energy - Raw Materials - 0.7%
 20,000  Anadarko Petroleum
           Corporation ..............     1,042,000
 16,000  Devon Energy Corporation ...       698,880
 11,200  Noble Drilling
           Corporation* .............       394,576
  6,200  Schlumberger, Ltd. .........       360,902
  7,600  Smith International, Inc.* .       491,340
                                       ------------
                                          2,987,698
                                       ------------

         Gold - 0.0%***
  8,700  Newmont Mining Corporation .       209,844
                                       ------------

         Insurance - 5.2%
 21,200  ACE Ltd. ...................       930,680
216,750  American International
           Group, Inc. ..............    16,032,998
 35,500  Marsh & McLennan
           Companies, Inc. ..........     3,747,025
 32,900  MGIC Investment
           Corporation ..............     2,208,248
 10,400  The PMI Group, Inc. ........       736,840
                                       ------------
                                         23,655,791
                                       ------------

         Liquor - 0.5%
 43,600  Anheuser-Busch Companies,
           Inc. .....................     2,217,060
                                       ------------

         Media - 1.1%
 43,200  Blockbuster, Inc.,
           Class A ..................     1,019,520
 48,700  Comcast Corporation, Special
           Class A ..................     1,649,469


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Media (continued)
  1,500  Cox Communications, Inc.,
           Class A* .................   $    55,275
  2,100  EchoStar Communications
           Corporation, Class A* ....        54,852
  1,014  Gannett Company, Inc. ......        77,247
 22,200  McGraw-Hill Companies, Inc.      1,460,760
 13,300  Tribune Company ............       569,506
                                       ------------
                                          4,886,629
                                       ------------

         Miscellaneous Finance - 7.0%
  1,700  Astoria Financial
           Corporation ..............        50,677
 17,200  Capital One Financial
           Corporation ..............       847,444
    935  Citigroup, Inc. ............        42,309
  3,300  Countrywide Credit
           Industries, Inc. .........       135,465
137,600  Fannie Mae .................    10,767,200
 74,300  Freddie Mac ................     4,735,882
  3,600  Goldman Sachs Group, Inc. ..       291,384
  4,000  Legg Mason, Inc. ...........       209,680
 23,000  Lehman Brothers Holdings,
           Inc. .....................     1,299,500
 97,267  MBNA Corporation ...........     3,373,220
 49,000  Merrill Lynch & Company,
           Inc. .....................     2,349,550
130,700  Morgan Stanley Dean Witter &
           Company ..................     6,419,984
 11,029  T. Rowe Price Group, Inc. ..       439,064
  8,200  USA Education, Inc. ........       760,550
                                       ------------
                                         31,721,909
                                       ------------

         Motor Vehicles - 1.2%
  4,300  Eaton Corporation ..........       347,182
 48,200  General Motors Corporation .     2,544,960
 34,528  Harley-Davidson, Inc. ......     1,769,905
  6,800  SPX Corporation ............       860,268
                                       ------------
                                          5,522,315
                                       ------------

         Non-Durables & Entertainment - 0.8%
 11,900  American Greetings Corporation,
           Class A* .................       163,863
  9,200  Electronic Arts, Inc.* .....       495,144
  6,200  International Game
           Technology* ..............       418,624

                                            Value
Shares                                     (Note 1)
------                                     --------
         Non-Durables & Entertainment (continued)
 11,500  International Speedway
           Corporation, Class A .....   $   505,310
 10,200  Krispy Kreme Doughnuts,
           Inc.* ....................       377,196
  3,100  ONI Systems Corporation* ...        16,926
 66,000  Starbucks Corporation* .....     1,518,660
  2,000  Tricon Global
           Restaurants, Inc.* .......       118,260
                                       ------------
                                          3,613,983
                                       ------------

         Non-Ferrous Metals - 0.1%
    900  Alcoa, Inc. ................        33,813
 22,600  Engelhard Corporation ......       650,202
                                       ------------
                                            684,015
                                       ------------

         Optical & Photo - 0.0%***
  6,900  Eastman Kodak Company ......       217,350
                                       ------------

         Producer Goods - 7.3%
  6,200  American Standard
           Companies, Inc.* .........       404,860
 17,072  Avery Dennison Corporation .     1,092,608
  3,100  Cooper Industries, Inc. ....       109,585
  5,600  DiamondCluster International,
           Inc., Class A* ...........        61,432
  3,329  Dover Corporation ..........       131,728
  9,925  Emerson Electric Company ...       571,581
602,100  General Electric Company ...    23,180,850
 34,200  Grainger (W.W.), Inc. ......     2,027,034
 13,800  Ingersoll-Rand Company,
           Class A ..................       690,000
 27,200  Johnson Controls, Inc. .....     2,414,272
 16,600  Millipore Corporation ......       866,520
 11,235  Mykrolis Corporation* ......       119,092
 31,700  Parker-Hannifin
           Corporation ..............     1,579,294
                                       ------------
                                         33,248,856
                                       ------------

         Retail - 13.5%
 11,700  Abercrombie & Fitch Company,
           Class A* .................       311,688
  9,414  AutoZone, Inc.* ............       624,713
 23,200  Bed Bath & Beyond, Inc.* ...       774,880
 28,300  Best Buy Company, Inc.* ....     1,907,420
 24,500  Costco Wholesale
           Corporation ..............     1,010,870


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Retail (continued)
 33,600  CVS Corporation ............   $   917,952
 29,975  Dollar General Corporation .       442,131
  8,100  Family Dollar Stores, Inc. .       266,004
241,582  Home Depot, Inc. ...........    12,079,100
 59,240  Intimate Brands, Inc. ......     1,145,109
 34,428  Kohl's Corporation* ........     2,329,743
 48,600  Limited, Inc. ..............       875,286
 76,128  Lowe's Companies, Inc. .....     3,444,792
 53,040  Safeway, Inc.* .............     2,279,659
 18,000  Staples, Inc.* .............       354,060
 85,200  Target Corporation .........     3,569,880
 16,200  Tiffany & Company ..........       531,522
 21,100  TJX Companies, Inc. ........       801,167
 19,700  Value City Department
           Stores, Inc.* ............        70,920
378,000  Wal-Mart Stores, Inc. ......    23,439,780
 97,800  Walgreen Company ...........     3,935,472
                                       ------------
                                         61,112,148
                                       ------------

         Telephone - 0.3%
 22,800  ALLTEL Corporation .........     1,268,820
                                       ------------

         Tobacco - 0.5%
 43,800  Philip Morris
           Companies, Inc. ..........     2,306,508
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Travel & Recreation - 0.4%
 42,918  Carnival Corporation .......   $ 1,171,232
 35,400  Royal Caribbean
           Cruises, Ltd. ............       654,192
                                       ------------
                                          1,825,424
                                       ------------

         Trucking & Freight - 0.1%
  7,600  PACCAR, Inc. ...............       546,668
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $386,784,010) ......   452,020,654
                                       ------------

TOTAL INVESTMENTS
   (Cost $386,784,010**) .....  99.8%   452,020,654
OTHER ASSETS AND LIABILITIES
   (Net) .....................   0.2%       905,803
                             --------  ------------
NET ASSETS ................... 100.0%  $452,926,457
                             ========  ============

---------------------------------------------------
*    Non-income producing security.
**   Aggregate  cost  for  Federal  tax  purposes  is $386,784,010.
***  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                     GRAPHIC OMITTED
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS                                      FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
COMMON STOCKS - 99.2%
         Aerospace - 4.8%
 26,300  Boeing Company .............  $  1,208,748
  6,085  General Dynamics
           Corporation ..............       553,005
  1,596  Goodrich Corporation .......        47,640
  1,800  Northrop Grumman
           Corporation ..............       192,672
 14,900  Raytheon Company ...........       576,481
  7,300  Rockwell Automation, Inc. ..       144,175
  1,300  Rockwell Collins ...........        30,225
  1,000  TRW, Inc. ..................        50,250
 15,600  United Technologies
           Corporation ..............     1,138,020
                                       ------------
                                          3,941,216
                                       ------------

         Air Transportation - 0.1%
  1,600  FedEx Corporation* .........        92,576
                                       ------------

         Apparel - 0.9%
    300  Liz Claiborne, Inc. ........         9,093
  8,300  Nike, Inc., Class B ........       488,538
  5,200  V.F. Corporation ...........       218,660
                                       ------------
                                            716,291
                                       ------------

         Banks - 8.9%
  9,051  AmSouth Bancorporation .....       191,429
 39,454  Bank of America
           Corporation ..............     2,523,083
  1,700  Bank One Corporation .......        60,928
 35,818  FleetBoston Financial
           Corporation ..............     1,195,605
  2,500  Hibernia Corporation,
           Class A ..................        46,000
 65,896  J. P. Morgan Chase &
           Company ..................     1,927,458
  7,000  SouthTrust Corporation .....       176,890
  9,200  SunTrust Banks, Inc. .......       577,668
  6,300  Union Planters Corporation .       293,328
  6,600  UnionBanCal Corporation ....       250,800
    800  Wachovia Corporation .......        26,584
    544  Wells Fargo & Company ......        25,513
                                       ------------
                                          7,295,286
                                       ------------

         Business Machines - 1.4%
  9,200  BMC Software, Inc.* ........       147,660
  1,913  Compaq Computer
           Corporation ..............        19,398

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Machines (continued)
  3,600  Diebold, Inc. ..............   $   131,400
  2,300  Enterasys Networks, Inc.* ..         8,165
  5,000  Integrated Device
           Technology, Inc.* ........       127,850
  3,101  NCR Corporation* ...........       129,622
 11,700  Pitney Bowes, Inc. .........       488,124
  5,400  Unisys Corporation* ........        59,940
                                       ------------
                                          1,112,159
                                       ------------

         Business Services - 4.8%
 25,700  AutoNation, Inc.* ..........       320,993
 30,700  Cendant Corporation* .......       534,487
 16,600  Electronic Data Systems
           Corporation ..............       979,898
    802  H & R Block, Inc. ..........        40,461
  4,166  Manpower, Inc. .............       139,686
  9,500  ServiceMaster Company ......       128,915
  4,100  SunGard Data
           Systems, Inc.* ...........       126,567
 55,976  Tyco International, Ltd. ...     1,628,902
                                       ------------
                                          3,899,909
                                       ------------

         Chemicals - 3.8%
  7,100  Cabot Corporation ..........       232,028
 17,077  Dow Chemical Company .......       534,169
    700  du Pont (E.I.) de Nemours &
           Company ..................        32,788
 14,800  Minnesota Mining &
           Manufacturing Company ....     1,745,364
  6,300  PPG Industries, Inc. .......       323,505
  4,400  Praxair, Inc. ..............       254,760
                                       ------------
                                          3,122,614
                                       ------------

         Construction - 0.7%
    300  Fluor Corporation ..........        11,373
  3,300  Lafarge Corporation ........       136,422
  7,300  Masco Corporation ..........       204,911
    700  Sherwin-Williams Company ...        18,494
  2,700  Stanley Works ..............       136,161
    500  Vulcan Materials Company ...        24,165
                                       ------------
                                            531,526
                                       ------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Consumer Durables - 0.2%
  1,900  Black & Decker Corporation .  $     92,150
  1,100  Leggett & Platt, Inc. ......        28,215
    500  Whirlpool Corporation ......        37,550
                                       ------------
                                            157,915
                                       ------------

         Containers - 0.3%
  1,800  Bemis Company, Inc. ........       102,528
  4,100  Sonoco Products Company ....       113,365
                                       ------------
                                            215,893
                                       ------------

         Cosmetics - 0.3%
  6,400  International Flavors &
           Fragrances, Inc. .........       220,480
                                       ------------

         Domestic Oil - 4.3%
  1,900  Amerada Hess Corporation ...       131,613
  2,400  Ashland, Inc. ..............       104,136
 18,900  Conoco, Inc. ...............       522,774
 15,400  CONSOL Energy, Inc. ........       358,050
  7,800  Kerr-McGee Corporation .....       431,262
  8,000  Marathon Oil Corporation ...       220,000
  3,500  Murphy Oil Corporation .....       301,630
    400  Nabors Industries, Inc.* ...        14,188
  8,200  Ocean Energy, Inc.* ........       149,650
  9,640  Phillips Petroleum Company .       569,820
  4,000  Sunoco, Inc. ...............       154,080
 15,900  Unocal Corporation .........       571,287
                                       ------------
                                          3,528,490
                                       ------------

         Drugs & Medicine - 10.1%
 11,400  American Home Products
           Corporation ..............       724,470
  5,500  Bard (C.R.), Inc. ..........       299,200
  7,900  Bausch & Lomb, Inc. ........       300,042
 10,300  Becton, Dickinson
           & Company ................       377,907
  3,500  Boston Scientific
           Corporation* .............        78,260
    300  Cardinal Health, Inc. ......        19,827
  5,250  DENTSPLY International,
           Inc. .....................       174,143
  2,700  Genentech, Inc.* ...........       127,440
 10,800  Health Net, Inc.* ..........       261,792

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
 24,800  HEALTHSOUTH Corporation* ...  $    295,368
  3,800  ICN Pharmaceuticals, Inc. ..       105,830
  5,200  Lincare Holdings, Inc.* ....       130,832
  6,400  Manor Care, Inc.* ..........       120,000
 11,900  McKesson HBOC, Inc. ........       419,475
    500  Mylan Laboratories, Inc. ...        15,190
  2,700  Oxford Health Plans, Inc.* .        98,145
  4,300  PacifiCare Health Systems,
           Inc.* ....................        63,425
 36,000  Pharmacia Corporation ......     1,477,800
    500  Quintiles Transnational
           Corporation* .............         8,305
 30,600  Schering-Plough
           Corporation ..............     1,055,394
 11,400  Tenet Healthcare
           Corporation* .............       658,350
  1,800  Triad Hospitals, Inc.* .....        55,080
  1,400  Trigon Healthcare, Inc.* ...       100,380
 11,300  UnitedHealth Group, Inc. ...       819,137
  1,600  Universal Health Services,
           Inc., Class B* ...........        61,584
  3,200  Watson Pharmaceuticals,
           Inc.* ....................        93,696
  2,400  WellPoint Health Networks,
           Inc.* ....................       291,888
                                       ------------
                                          8,232,960
                                       ------------

         Electronics - 2.9%
    500  Advanced Micro Devices,
           Inc.* ....................         6,750
 14,800  Agilent Technologies,
           Inc.* ....................       461,020
  1,200  Applied Biosystems Group -
           Applera Corporation ......        27,120
  4,400  Arrow Electronics, Inc.* ...       117,920
  4,300  Avnet, Inc.* ...............       112,918
  2,100  AVX Corporation ............        37,947
  1,400  Cypress Semiconductor
           Corporation* .............        27,790
  2,100  International Rectifier
           Corporation* .............        77,112
  4,900  ITT Industries, Inc. .......       289,100
    200  KEMET Corporation* .........         3,258
  4,000  KLA-Tencor Corporation* ....       231,640
  2,300  Lam Research Corporation* ..        49,772
  4,000  Micron Technology, Inc.* ...       128,600


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                     GRAPHIC OMITTED
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
  9,900  National Semiconductor
           Corporation* .............  $    248,985
  4,400  Novellus Systems, Inc.* ....       187,396
  1,610  Sanmina-SCI Corporation* ...        16,342
  6,600  Tektronix, Inc.* ...........       157,806
  8,200  Tellabs, Inc.* .............        84,132
  4,500  Vishay Intertechnology,
           Inc.* ....................        79,695
    300  Vitesse Semiconductor
           Corporation* .............         2,106
                                       ------------
                                          2,347,409
                                       ------------

         Energy & Utilities - 6.6%
    600  Allegheny Energy, Inc. .....        20,742
  2,300  Alliant Energy Corporation .        66,723
  1,900  Cinergy Corporation ........        60,420
 13,900  Consolidated Edison, Inc. ..       567,120
  2,100  Dominion Resources, Inc. ...       122,388
  6,150  DPL, Inc. ..................       142,126
  6,400  DTE Energy Company .........       265,088
 19,716  Duke Energy Corporation ....       695,975
  1,800  Energy East Corporation ....        35,136
 10,100  Entergy Corporation ........       416,928
    287  Exelon Corporation .........        14,143
  9,500  FPL Group, Inc. ............       504,545
  9,372  KeySpan Corporation ........       300,373
  2,100  PG&E Corporation ...........        44,541
  1,400  Pinnacle West Capital
           Corporation ..............        56,784
  4,700  Potomac Electric Power
           Company ..................       103,212
  9,019  PPL Corporation ............       294,110
    600  Progress Energy,
           Inc., CVO*+ ..............           270
  8,400  Public Service Enterprise
           Group, Inc. ..............       354,228
  1,500  Puget Energy, Inc. .........        32,400
  2,400  Southern Company ...........        60,960
 14,900  TXU Corporation ............       757,963
  8,500  Williams Companies, Inc. ...       131,325
 13,300  Xcel Energy, Inc. ..........       314,545
                                       ------------
                                          5,362,045
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Energy - Raw Materials - 1.3%
  3,410  Apache Corporation .........  $    179,878
  3,200  Burlington Resources, Inc. .       120,256
 15,600  Halliburton Company ........       256,776
 14,400  Occidental Petroleum
           Corporation ..............       386,496
    100  Tidewater, Inc. ............         3,898
  2,100  Valero Energy Corporation ..        89,943
                                       ------------
                                          1,037,247
                                       ------------

         Food & Agriculture - 4.2%
 22,250  Archer-Daniels-Midland
           Company ..................       308,162
 19,900  Coca-Cola Enterprises,
           Inc. .....................       346,857
 21,900  ConAgra, Inc. ..............       512,679
  1,700  Heinz (H.J.) Company .......        69,309
 11,000  Hershey Foods Corporation ..       777,150
  4,200  Hormel Foods Corporation ...       114,954
  9,700  Kellogg Company ............       335,135
    600  McCormick & Company, Inc. ..        29,400
  2,200  Pepsi Bottling Group, Inc. .        54,670
  7,100  Sara Lee Corporation .......       148,532
 10,341  SUPERVALU, Inc. ............       268,349
 16,600  Sysco Corporation ..........       490,862
                                       ------------
                                          3,456,059
                                       ------------

         Insurance - 3.2%
  4,000  Aetna, Inc.* ...............       140,240
 27,900  Allstate Corporation .......       977,058
  3,000  CIGNA Corporation ..........       269,100
  8,300  Hartford Financial Services
           Group, Inc. ..............       556,100
 11,775  Jefferson-Pilot
           Corporation ..............       595,462
  1,000  Lincoln National Corporation        51,210
    250  MBIA, Inc. .................        14,612
                                       ------------
                                          2,603,782
                                       ------------

         International Oil - 10.1%
 46,204  ChevronTexaco Corporation ..     3,901,466
101,282  Exxon Mobil Corporation ....     4,182,946
  5,600  GlobalSantaFe Corporation ..       154,840
                                       ------------
                                          8,239,252
                                       ------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
        Liquor - 0.2%
  2,700  Brown-Forman Corporation,
           Class B ..................  $    183,465
    300  Coors (Adolph) Company,
           Class B ..................        18,153
                                       ------------
                                            201,618
                                       ------------

         Media - 3.6%
 37,812  Comcast Corporation, Special
           Class A ..................     1,280,692
 12,800  Donnelley (R.R.) & Sons
           Company ..................       366,208
  9,300  Gannett Company, Inc. ......       708,474
    200  Knight-Ridder, Inc. ........        13,480
  1,900  McGraw-Hill Companies,
           Inc. .....................       125,020
 10,400  Tribune Company ............       445,328
                                       ------------
                                          2,939,202
                                       ------------

         Miscellaneous Finance - 3.1%
 10,363  Charter One Financial, Inc.        315,657
    400  Freddie Mac ................        25,496
 12,000  Household International,
           Inc. .....................      618,000
  7,200  John Hancock Financial
           Services, Inc. ...........       276,552
  1,900  Merrill Lynch & Company,
           Inc. .....................        91,105
 37,850  Washington Mutual, Inc. ....     1,231,260
                                       ------------
                                          2,558,070
                                       ------------

         Motor Vehicles - 2.1%
 16,700  Delphi Automotive Systems
           Corporation ..............       267,033
  4,000  Eaton Corporation ..........       322,960
 14,400  General Motors Corporation .       760,320
  9,900  Genuine Parts Company ......       361,647
                                       ------------
                                          1,711,960
                                       ------------

         Non-Durables & Entertainment - 1.3%
  2,900  Energizer Holdings, Inc.* ..        63,307
    600  Hasbro, Inc. ...............         8,586

                                            Value
Shares                                     (Note 1)
------                                     --------
         Non-Durables & Entertainment (continued)
  3,900  International Speedway
           Corporation, Class A .....  $    171,366
 27,400  Newell Rubbermaid, Inc. ....       852,962
                                       ------------
                                          1,096,221
                                       ------------

         Non-Ferrous Metals - 1.2%
 25,100  Alcoa, Inc. ................       943,007
                                       ------------

         Optical & Photo - 0.6%
    700  Corning, Inc. ..............         4,711
 15,500  Eastman Kodak Company ......       488,250
                                       ------------
                                            492,961
                                       ------------

         Paper & Forest Products - 2.9%
 22,700  Kimberly-Clark Corporation .     1,421,020
  4,400  MeadWestvaco Corporation ...       152,856
  2,200  Temple-Inland, Inc. ........       122,518
  9,800  Weyerhaeuser Company .......       605,836
  1,000  Willamette Industries,
           Inc. .....................        55,470
                                       ------------
                                          2,357,700
                                       ------------

         Producer Goods - 2.9%
  5,600  Caterpillar, Inc. ..........       310,856
  4,300  Cooper Industries, Inc. ....       152,005
  1,000  Deere & Company ............        47,930
  4,200  Emerson Electric Company ...       241,878
  6,700  Honeywell International,
           Inc. .....................       255,404
  9,624  Illinois Tool Works, Inc. ..       707,941
  1,400  Ingersoll-Rand Company,
           Class A ..................        70,000
  4,400  Johnson Controls, Inc. .....       390,544
    700  Pall Corporation ...........        13,664
  3,750  Parker-Hannifin
           Corporation ..............       186,825
                                       ------------
                                          2,377,047
                                       ------------

         Railroad & Shipping - 1.6%
 15,000  Burlington Northern
           Santa Fe Corporation .....       435,300
 10,900  CSX Corporation ............       411,366


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Railroad & Shipping (continued)
  8,700  Norfolk Southern
           Corporation ..............  $    206,973
  4,400  Union Pacific Corporation ..       266,948
                                       ------------
                                          1,320,587
                                       ------------

         Retail - 5.4%
 19,600  Albertson's, Inc. ..........       593,096
 10,300  Dollar General Corporation .       151,925
  1,500  Family Dollar Stores, Inc. .        49,260
  1,300  Foot Locker, Inc. ..........        21,450
 12,500  Limited, Inc. ..............       225,125
    200  Lowe's Companies, Inc. .....         9,050
 21,400  May Department Stores
           Company ..................       784,096
  4,500  Nordstrom, Inc. ............       114,570
  2,100  Office Depot, Inc.* ........        39,921
  5,500  Ross Stores, Inc. ..........       198,330
 13,300  Sears, Roebuck & Company ...       699,314
  1,100  Talbots, Inc. ..............        44,121
 25,800  Target Corporation .........     1,081,020
  8,500  Toys "R" Us, Inc.* .........       151,385
 12,600  Winn-Dixie Stores, Inc. ....       211,050
                                       ------------
                                          4,373,713
                                       ------------

         Steel - 0.2%
  3,300  Nucor Corporation ..........       186,450
                                       ------------

         Telephone - 0.1%
  2,392  Verizon Communications .....       111,946
                                       ------------

         Tobacco - 2.8%
 38,800  Philip Morris
           Companies, Inc. ..........     2,043,208
  2,500  R.J. Reynolds Tobacco
           Holdings, Inc. ...........       164,125
  1,200  UST, Inc. ..................        41,832
                                       ------------
                                          2,249,165
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Travel & Recreation - 1.8%
  5,700  Brunswick Corporation ......  $    153,843
 14,400  Carnival Corporation .......       392,976
  3,600  Marriott International, Inc.,
           Class A ..................       142,092
  7,900  Royal Caribbean Cruises,
           Ltd. .....................       145,992
 17,100  Starwood Hotels & Resorts
           Worldwide, Inc. ..........       615,600
                                       ------------
                                          1,450,503
                                       ------------

         Trucking & Freight - 0.5%
  5,200  PACCAR, Inc. ...............       374,036
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $69,043,057) .......    80,857,295
                                       ------------
RIGHTS - 0.0%***
  6,924  Seagate Tax Refund Rights*+            831
                                       ------------
         TOTAL RIGHTS
           (Cost $0) ................           831
                                       ------------

TOTAL INVESTMENTS
   (Cost $69,043,057**) ......  99.2%    80,858,126
OTHER ASSETS AND LIABILITIES
   (Net) .....................   0.8%       666,985
                               -------  -----------
NET ASSETS ................... 100.0%   $81,525,111
                               =======  ===========
---------------------------------------------------
+    Fair-valued Securities
*    Non-income producing security.
**   Aggregate cost for Federal income tax purposes is $69,043,057.
***  Amount represents less than 0.1% of net assets.
Abbreviations:
CVO--Contingent Value Obligation

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS                                      FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
COMMON STOCKS - 99.6%
         Aerospace - 0.3%
    300  L-3 Communications
           Holdings, Inc.* ..........  $     32,955
                                       ------------
         Air Transportation - 0.6%
  2,400  Atlantic Coast Airlines
           Holdings, Inc.* ..........        65,616
    600  Frontier Airlines, Inc.* ...        12,636
                                       ------------
                                             78,252
                                       ------------
         Apparel - 1.9%
  1,700  Bebe Stores, Inc.* .........        38,590
  2,500  Columbia Sportswear
           Company* .................        76,050
    755  Kenneth Cole
           Productions, Inc.* .......        13,560
    600  OshKosh B'Gosh, Inc.,
           Class A ..................        23,874
    800  Quiksilver, Inc.* ..........        14,768
  2,300  Timberland Company,
           Class A* .................        81,604
                                       ------------
                                            248,446
                                       ------------
         Banks - 5.1%
    600  Banknorth Group, Inc. ......        14,994
  2,700  Cullen/Frost Bankers, Inc. .        93,015
  2,300  Doral Financial
           Corporation ..............        78,982
  1,400  First Busey Corporation ....        28,182
    900  First Midwest Bancorp,
           Inc. .....................        25,785
  2,100  GBC Bancorp ................        68,754
  2,300  Greater Bay Bancorp ........        73,255
  2,800  Mid-State Bancshares .......        46,396
  2,900  Silicon Valley Bancshares* .        80,504
  4,300  Sky Financial Group, Inc. ..        89,483
    800  Suffolk Bancorp ............        22,424
    600  UCBH Holdings, Inc. ........        19,974
    800  Washington Trust Bancorp,
           Inc. .....................        15,224
                                       ------------
                                            656,972
                                       ------------
         Business Machines - 2.7%
  1,287  Black Box Corporation* .....        60,489
  1,490  Fair Isaac & Company, Inc. .        91,411
    400  ScanSource, Inc* ...........        21,196

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Machines (continued)
    700  SCM Microsystems, Inc.* ....  $      7,707
  3,600  Tech Data Corporation* .....       164,880
                                       ------------
                                            345,683
                                       ------------

         Business Services - 17.4%
  4,700  Actuate Corporation* .......        23,547
  2,100  Administaff, Inc.* .........        50,379
    208  Advent Software, Inc.* .....        10,090
  3,014  American Management
           Systems, Inc.* ...........        55,880
    400  Apollo Group, Inc.,
           Class A* .................        19,420
  1,379  BARRA, Inc.* ...............        74,742
    800  BISYS Group, Inc.* .........        25,184
    900  Bright Horizons Family
           Solutions, Inc.* .........        24,624
    700  Carreker Corporation* ......         5,096
  3,565  Catalina Marketing
           Corporation* .............       128,625
    700  Catapult Communications
           Corporation* .............        13,139
    250  ChoicePoint, Inc.* .........        13,300
  1,000  Corinthian Colleges, Inc.* .        45,820
  2,300  Corporate Executive Board
           Company* .................        72,473
  1,300  CryoLife, Inc.* ............        32,500
  3,800  Deluxe Corporation .........       180,120
    450  Dendrite International,
           Inc.* ....................         4,873
  2,175  Direct Focus, Inc.* ........        65,250
    300  Education Management
           Corporation* .............        11,874
  2,070  FactSet Research Systems,
           Inc. .....................        70,939
    354  Forrester Research, Inc.* ..         6,892
  1,050  FTI Consulting, Inc.* ......        33,873
  1,500  GTECH Holdings Corporation*         80,010
  1,800  Jacobs Engineering Group,
           Inc. .....................       121,410
  3,110  Labor Ready, Inc.* .........        15,083
  1,500  Learning Tree
           International, Inc.* .....        32,775
  1,900  Manhattan Associates, Inc.*         57,095
  1,400  MAXIMUS, Inc.* .............        49,280
  1,454  Mentor Corporation .........        47,982


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
  1,434  Mercury Computer Systems,
           Inc.* ....................  $     45,974
  3,086  National Instruments
           Corporation* .............       112,917
    225  NCO Group, Inc.* ...........         5,632
  1,600  On Assignment, Inc.* .......        30,128
  1,500  ONYX Software Corporation* .         4,500
    900  Packeteer, Inc.* ...........         5,220
  1,100  PDI, Inc.* .................        16,621
  1,800  PEC Solutions, Inc.* .......        41,238
  2,700  Performance Food Group
           Company* .................       100,683
  1,399  Pre-Paid Legal Services,
           Inc.* ....................        35,045
  2,850  Priority Healthcare Corporation,
           Class B* .................        70,538
  2,100  Progress Software
           Corporation* .............        35,364
  2,400  Renaissance Learning,
           Inc.* ....................        74,040
  4,200  Reynolds & Reynolds
           Company, Class A .........       123,270
    300  SOURCECORP, Inc.* ..........         7,110
  1,900  Spartech Corporation .......        40,660
  1,172  StarTek, Inc.* .............        25,022
  1,220  TALX Corporation* ..........        27,182
  2,000  Teledyne Technologies,
           Inc.* ....................        32,700
  3,093  Tetra Tech, Inc.* ..........        55,674
                                       ------------
                                          2,261,793
                                       ------------

         Chemicals - 1.9%
  1,700  Cabot Microelectronics
           Corporation* .............        93,568
  1,818  Techne Corporation* ........        53,704
  2,400  Valspar Corporation ........       106,272
                                       ------------
                                            253,544
                                       ------------

         Construction - 6.9%
  1,500  Centex Construction
           Products, Inc. ...........        48,750
  4,748  D.R. Horton, Inc. ..........       189,445
  1,047  Elcor Corporation ..........        24,406
  2,900  KB HOME ....................       126,585
    315  Lennar Corporation .........        17,391
    400  NCI Building Systems,
           Inc.* ....................         8,452

                                            Value
Shares                                     (Note 1)
------                                     --------
         Construction (continued)
    700  NVR, Inc.* .................  $    204,575
    651  Pulte Corporation ..........        33,813
  1,040  Simpson Manufacturing
           Company, Inc.* ...........        56,160
  1,900  Toll Brothers, Inc.* .......        93,176
  3,500  West Corporation* ..........        98,455
                                       ------------
                                            901,208
                                       ------------

         Consumer Durables - 2.8%
    300  Furniture Brands
           International, Inc.* .....        11,445
    800  Genlyte Group, Inc.* .......        24,120
  3,600  Mohawk Industries, Inc.* ...       226,548
  2,300  Rent-A-Center, Inc.* .......        98,532
    400  Salton, Inc.* ..............         8,080
                                       ------------
                                            368,725
                                       ------------

         Domestic Oil - 0.6%
  1,700  Cal Dive International,
           Inc.* ....................        38,967
    400  CONSOL Energy, Inc. ........         9,300
  1,700  Quicksilver Resources,
           Inc.* ....................        34,306
                                       ------------
                                             82,573
                                       ------------

         Drugs & Medicine - 15.9%
  1,200  1-800 Contacts, Inc.* ......        13,356
  1,700  Accredo Health, Inc.* ......        87,805
  6,000  AdvancePCS* ................       191,520
  1,800  Albany Molecular Research,
           Inc. .....................        49,950
  3,100  Alpharma, Inc., Class A ....        63,271
    100  AmerisourceBergen
           Corporation ..............         6,770
    700  AmSurg Corporation* ........        17,430
  3,100  Apria Healthcare Group,
           Inc.* ....................        66,929
  1,600  Arrow International, Inc. ..        73,168
    217  Barr Laboratories, Inc.* ...        14,810
    200  CorVel Corporation* ........         5,770
  3,200  Covance, Inc.* .............        56,800
  5,600  DaVita, Inc.* ..............       125,160
    450  DENTSPLY International,
           Inc. .....................        14,926
  1,500  Diagnostic Products
           Corporation ..............        53,775
    600  Dynacq International,
           Inc.* ....................         6,066
    170  Express Scripts, Inc.,
           Class A* .................         8,801


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
  1,800  First Horizon Pharmaceutical
           Corporation* .............  $     37,332
  2,700  Henry Schein, Inc.* ........       116,127
    600  Landauer, Inc. .............        22,320
  2,600  LifePoint Hospitals, Inc.* .        85,384
  1,800  Medicis Pharmaceutical
           Corporation, Class A* ....       100,782
  2,300  MedQuist, Inc.* ............        66,792
    300  Molecular Devices
           Corporation* .............         6,399
  3,800  NBTY, Inc.* ................        56,392
  4,100  Oakley, Inc.* ..............        66,338
  2,905  Orthodontic Centers of
           America, Inc.* ...........        72,451
    238  Patterson Dental Company* ..         9,656
  3,400  Pharmaceutical Product
           Development, Inc.* .......       105,944
  1,600  POZEN Inc.* ................         8,816
  2,200  Province Healthcare
           Company* .................        61,886
  1,400  Rehabcare Group, Inc. ......        31,178
  2,875  Renal Care Group, Inc.* ....        88,262
  2,148  ResMed, Inc.* ..............        78,101
  2,100  Respironics, Inc.* .........        61,740
  4,200  STERIS Corporation* ........        86,184
  1,700  Syncor International
           Corporation* .............        44,625
    218  Universal Health Services, Inc.,
           Class B* .................         8,391
                                       ------------
                                          2,071,407
                                       ------------

         Electronics - 12.9%
  1,550  Alliant Techsystems, Inc.* .       145,560
  2,700  Amphenol Corporation,
           Class A* .................       113,886
  2,300  Anixter International, Inc.*        59,501
  2,008  ATMI, Inc.* ................        51,445
  1,400  AXT, Inc.* .................        12,586
  1,100  BEI Technologies, Inc. .....        17,732
  3,200  Bruker Daltonics, Inc.* ....        28,640
  1,952  C & D Technologies, Inc. ...        38,845
  3,000  Cable Design Technologies
           Corporation* .............        34,800
  1,500  Cohu, Inc. .................        34,560

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
  2,600  CommScope, Inc.* ...........  $     42,900
  1,100  Concord Communications,
           Inc.* ....................        20,735
    240  Dionex Corporation* ........         5,760
  1,600  Electronics Boutique Holdings
           Corporation* .............        55,856
    700  Engineered Support
           Systems, Inc. ............        28,000
  6,400  Fairchild Semiconductor
           International Corporation,
           Class A* .................       164,800
  3,400  Ixia* ......................        26,860
  2,700  IXYS Corporation* ..........        24,327
  5,300  KEMET Corporation* .........        86,337
  1,800  Pericom Semiconductor
           Corporation* .............        20,700
  2,820  Plexus Corporation* ........        60,658
    800  Powell Industries, Inc.* ...        16,424
  1,910  Power Integrations, Inc.* ..        30,063
  1,900  Rayovac Corporation* .......        25,840
  4,570  Semtech Corporation* .......       137,923
  2,000  Siliconix, Inc.* ...........        52,800
    700  Supertex, Inc.* ............        14,966
  2,410  Technitrol, Inc. ...........        52,490
  3,888  Tekelec* ...................        45,490
  1,600  THQ, Inc.* .................        72,096
  1,000  Tollgrade Communcations,
           Inc.* ....................        21,450
  2,100  Varian, Inc.* ..............        71,631
  3,500  VISX, Inc.* ................        52,605
  1,400  Western Digital
           Corporation* .............         8,134
                                       ------------
                                          1,676,400
                                       ------------

         Energy - Raw Materials - 0.2%
    500  Prima Energy Corporation* ..        10,870
    300  Western Gas Resources,
           Inc. .....................         9,618
                                       ------------
                                             20,488
                                       ------------

         Food & Agriculture - 0.9%
  2,100  Delta & Pine Land Company ..        39,774
  2,800  Interstate Bakeries
           Corporation ..............        70,644
    600  Lindsay Manufacturing
           Company ..................        12,900
                                       ------------
                                            123,318
                                       ------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Insurance - 1.2%
  2,000  Cobalt Corporation* ........  $     15,300
  1,800  Hilb, Rogal & Hamilton
           Company ..................        63,990
  3,700  Hooper Holmes, Inc. ........        33,263
    524  Radian Group, Inc. .........        24,455
    300  The PMI Group, Inc. ........        21,255
                                       ------------
                                            158,263
                                       ------------

         Media - 1.8%
  1,000  Advanced Marketing
           Services, Inc. ...........        22,800
  1,300  Blockbuster, Inc., Class A .        30,680
  1,000  Harte-Hanks, Inc. ..........        30,250
  1,400  Penton Media, Inc. .........        10,570
  3,700  Valassis Communications,
           Inc.* ....................       142,302
                                       ------------
                                            236,602
                                       ------------

         Miscellaneous Finance - 4.0%
  3,200  Brown & Brown, Inc. ........       111,904
    600  Cathay Bancorp, Inc. .......        39,150
  2,200  Downey Financial
           Corporation ..............       104,456
    500  Eaton Vance Corporation ....        19,100
  3,700  LaBranche & Company, Inc.* .       115,625
  2,200  LNR Property Corporation ...        72,820
    400  Mississippi Valley
           Bancshares, Inc. .........        15,920
    300  Raymond James Financial,
           Inc. .....................         9,540
  1,499  SWS Group, Inc. ............        28,856
                                       ------------
                                            517,371
                                       ------------

         Motor Vehicles - 3.8%
  2,800  Donaldson Company, Inc. ....       101,220
  4,400  Gentex Corporation* ........       133,584
  2,100  Monaco Coach Corporation* ..        58,380
    200  Navistar International
           Corporation* .............         8,504
  1,300  Oshkosh Truck Corporation ..        68,380
  1,700  Polaris Industries, Inc. ...        94,894
  1,100  Sonic Automotive, Inc.* ....        28,908
                                       ------------
                                            493,870
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Non-Durables & Entertainment - 6.5%
  3,000  Activision, Inc.* ..........  $     85,680
  2,415  Applebee's International,
           Inc. .....................        87,133
    600  Buca, Inc.* ................         9,708
  1,600  CEC Entertainment, Inc.* ...        76,960
  2,929  Cheesecake Factory
           (The), Inc.* .............        99,908
  1,800  Fossil, Inc.* ..............        46,062
    400  ICU Medical, Inc.* .........        21,740
  2,300  Jack in the Box, Inc.* .....        65,435
    600  JAKKS Pacific, Inc.* .......        11,280
  2,300  Lancaster Colony Corporation        76,935
    800  P.F. Chang's China
           Bistro, Inc.* ............        47,144
  2,300  Papa John's
           International, Inc.* .....        59,593
  3,200  Ruby Tuesday, Inc. .........        64,640
  1,350  SCP Pool Corporation* ......        40,163
  2,100  Sonic Corporation* .........        56,112
                                       ------------
                                            848,493
                                       ------------

         Paper & Forest Products - 0.9%
  5,800  Packaging Corporation of
           America* .................       111,244
                                       ------------

         Producer Goods - 3.7%
  1,700  AMETEK, Inc. ...............        58,684
  2,655  Blyth Industries, Inc.* ....        56,737
    305  Fastenal Company ...........        22,796
  1,600  Graco, Inc. ................        65,680
  1,430  Manitowoc Company, Inc. ....        51,766
  1,800  Matthews International
           Corporation, Class A .....        43,542
    300  Miller (Herman), Inc. ......         6,978
  1,800  Roper Industries, Inc. .....        84,150
  1,787  Zebra Technologies Corporation,
           Class A* .................        92,013
                                       ------------
                                            482,346
                                       ------------

         Retail - 5.4%
  3,100  99 Cents Only Stores* ......       105,710
    155  Barnes & Noble, Inc.* ......         4,803
  1,500  Charlotte Russe
           Holding, Inc.* ...........        36,375
  2,325  Chico's FAS, Inc.* .........        78,678


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Retail (continued)
  1,440  Children's Place Retail
           Stores, Inc.* ............  $     50,400
    300  Cost Plus, Inc.* ...........         7,650
  1,800  Duane Reade, Inc.* .........        56,340
  1,400  Guitar Center, Inc.* .......        22,890
  1,650  Hot Topic, Inc.* ...........        38,330
  2,692  Insight Enterprises, Inc.* .        57,447
    400  Linens 'n Things, Inc.* ....        11,444
    430  Men's Wearhouse, Inc.* .....        10,561
    200  Michaels Stores, Inc.* .....         5,960
  1,913  Pacific Sunwear of
           California, Inc.* ........        46,907
  1,800  PC Connection, Inc.* .......        15,570
    400  Ross Stores, Inc. ..........        14,424
  2,000  Too, Inc.* .................        61,920
  1,900  United Stationers, Inc.* ...        74,575
                                       ------------
                                            699,984
                                       ------------

         Telephone - 0.5%
  3,600  Price Communications
           Corporation* .............        65,880
                                       ------------

         Travel & Recreation - 1.0%
    500  MTR Gaming Group, Inc.* ....         6,580
  2,800  Speedway Motorsports,
           Inc.* ....................        67,340
  2,025  Trendwest Resorts, Inc.* ...        53,967
                                       ------------
                                            127,887
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Trucking & Freight - 0.7%
  1,400  Forward Air Corporation* ...  $     39,382
    600  Landstar System, Inc.* .....        49,368
                                       ------------
                                             88,750
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $11,236,740) .......    12,952,454
                                       ------------

TOTAL INVESTMENTS
   (Cost $11,236,740**) ......  99.6%    12,952,454
OTHER ASSETS AND LIABILITIES
   (Net) .....................   0.4%        52,115
                               ------   -----------
NET ASSETS ................... 100.0%   $13,004,569
                               ======   ===========

--------------------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $11,236,740.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                          LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
COMMON STOCKS - 98.6%

         Aerospace - 1.0%
 11,500  Crane Company ..............  $    280,945
  9,000  GenCorp, Inc. ..............        97,830
  3,900  Kaman Corporation, Class A .        58,383
                                       ------------
                                            437,158
                                       ------------

         Air Transportation - 0.1%
  2,400  Frontier Airlines, Inc.* ...        50,544
                                       ------------

         Apparel - 2.0%
  8,300  Kellwood Company ...........       200,694
 11,300  Phillips-Van Heusen
           Corporation ..............       163,737
  5,200  Polo Ralph Lauren
           Corporation* .............       142,012
  6,700  Russell Corporation ........       102,979
  8,600  Stride Rite Corporation ....        66,650
  3,700  Vans, Inc.* ................        51,060
  7,300  Wolverine World Wide, Inc. .       113,004
                                       ------------
                                            840,136
                                       ------------

         Banks - 2.2%
  5,600  F.N.B. Corporation .........       162,512
  1,600  Financial Institutions,
           Inc. .....................        43,312
  8,600  South Financial Group,
           Inc. .....................       165,550
  8,300  Susquehanna Bancshares,
           Inc. .....................       190,734
  7,700  WesBanco, Inc. .............       157,850
  5,072  Whitney Holding Corporation        236,254
                                       ------------
                                            956,212
                                       ------------

         Business Machines - 2.6%
 30,700  IKON Office Solutions,
           Inc. .....................       411,380
  1,800  Pitney Bowes, Inc. .........        75,096
 13,150  Tech Data Corporation* .....       602,270
                                       ------------
                                          1,088,746
                                       ------------

         Business Services - 6.8%
  5,800  ABM Industries, Inc. .......       189,660
  1,700  Ambassadors International,
           Inc.* ....................        34,850
 15,700  Deluxe Corporation .........       744,180
  9,242  eFunds Corporation* ........       161,550
  4,000  Gentiva Health Services,
           Inc.* ....................        95,800

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
  7,100  Harland (John H.) Company ..  $    190,422
  3,200  IDT Corporation* ...........        52,640
  7,700  Kelly Services, Inc.,
           Class A ..................       194,579
 24,200  MPS Group, Inc.* ...........       159,478
  2,500  New England Business
           Service, Inc. ............        57,250
  3,800  SBS Technologies, Inc.* ....        53,694
 15,700  Spherion Corporation* ......       146,010
 16,300  United Rentals, Inc.* ......       396,579
  4,800  URS Corporation ............       150,240
  3,200  Wackenhut Corrections
           Corporation* .............        53,312
 10,500  Wallace Computer
           Services, Inc. ...........       196,140
                                       ------------
                                          2,876,384
                                       ------------

         Chemicals - 3.1%
  1,565  Albemarle Corporation ......        37,106
    900  Eastman Chemical Company ...        39,600
  7,000  Ferro Corporation ..........       187,320
  2,500  Fuller (H. B.) Company .....        66,700
  9,844  Lubrizol Corporation .......       323,867
  5,200  Millennium Chemicals, Inc. .        70,980
  3,836  Olin Corporation ...........        64,790
  4,302  OM Group, Inc. .............       287,374
  7,000  Schulman (A.), Inc. ........       127,960
  6,400  Wellman, Inc. ..............        93,440
                                       ------------
                                          1,299,137
                                       ------------

         Construction - 5.3%
    800  Ameron International
           Corporation ..............        52,920
  2,400  Crossmann Communities,
           Inc. .....................       112,152
    312  D.R. Horton, Inc. ..........        12,449
  5,700  Florida Rock Industries,
           Inc. .....................       238,317
 13,300  Granite Construction, Inc. .       286,349
  6,900  Hovnanian Enterprises, Inc.,
           Class A* .................       181,470
  1,500  M/I Schottenstein
           Homes, Inc. ..............        87,720
 16,000  Quanta Services, Inc.* .....       246,720
  2,700  Ryland Group, Inc. .........       241,191
  7,400  Standard Pacific
           Corporation ..............       211,492


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Construction (continued)
  4,500  Texas Industries, Inc. .....  $    172,575
  8,200  Toll Brothers, Inc.* .......       402,128
                                       ------------
                                          2,245,483
                                       ------------

         Consumer Durables - 0.9%
  4,600  Kimball International, Inc.,
           Class B ..................        72,312
  5,400  Thomas Industries, Inc. ....       142,668
  3,000  Toro Company ...............       170,100
                                       ------------
                                            385,080
                                       ------------

         Containers - 0.4%
    600  Ball Corporation ...........        25,374
  3,000  Greif Brothers Corporation,
           Class A ..................        99,750
  2,000  Sonoco Products Company ....        55,300
                                       ------------
                                            180,424
                                       ------------

         Cosmetics - 1.0%
 13,300  Church & Dwight
           Company, Inc. ............       410,970
                                       ------------

         Domestic Oil - 3.5%
  3,600  3TEC Engery Corporation* ...        54,360
  6,200  CONSOL Energy, Inc. ........       144,150
  4,100  Holly Corporation ..........        77,080
 10,700  Meridian Resource
           Corporation* .............        36,701
  7,300  Nuevo Energy Company* ......       100,740
  2,200  Ocean Energy, Inc.* ........        40,150
 17,300  Pennzoil-Quaker State
           Company ..................       243,930
 31,800  Pride International, Inc.* .       409,584
  4,200  St. Mary Land & Exploration
           Company ..................        91,140
  9,900  Tesoro Petroleum
           Corporation* .............       115,830
 17,400  Vintage Petroleum, Inc. ....       182,700
                                       ------------
                                          1,496,365
                                       ------------

         Drugs & Medicine - 1.5%
    900  Apogent Technologies,
           Inc.* ....................        21,609
    400  Bard (C.R.), Inc. ..........        21,760
  1,000  Bausch & Lomb, Inc. ........        37,980
  1,200  Becton, Dickinson &
           Company ..................        44,028

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    900  DENTSPLY International,
           Inc. .....................  $     29,853
  1,300  Lincare Holdings, Inc.* ....        32,708
  9,000  Owens & Minor, Inc. ........       171,000
  9,800  PacifiCare Health Systems,
           Inc.* ....................       144,550
  2,000  PolyMedica Corporation* ....        42,480
  2,000  Sunrise Assisted Living,
           Inc.* ....................        46,660
  1,400  West Pharmaceutical
           Services, Inc. ...........        40,530
                                       ------------
                                            633,158
                                       ------------

         Electronics - 2.4%
  1,100  Avnet, Inc.* ...............        28,886
  4,700  Coherent, Inc.* ............       133,386
  1,700  CTS Corporation ............        23,630
  3,600  Esterline Technologies
           Corporation* .............        71,640
 13,200  Harris Corporation .........       452,100
    900  ITT Industries, Inc. .......        53,100
 11,100  Pioneer-Standard
           Electronics, Inc. ........       132,867
  2,700  Standard Microsystems
           Corporation* .............        44,820
  6,000  Therma-Wave, Inc.* .........        67,800
                                       ------------
                                          1,008,229
                                       ------------

         Energy & Utilities - 9.9%
 11,800  AGL Resources, Inc. ........       262,550
 15,000  ALLETE .....................       428,850
  4,300  Avista Corporation .........        62,780
  9,100  Cleco Corporation ..........       196,560
  4,700  Energen Corporation ........       105,938
  7,000  Hawaiian Electric Industries,
           Inc. .....................       299,880
  9,100  IDACORP, Inc. ..............       348,075
  5,000  Madison Gas & Electric
           Company ..................       132,900
  3,700  New Jersey Resources
           Corporation ..............       168,683
  9,800  NICOR, Inc. ................       410,130
  5,592  Northwest Natural
           Gas Company ..............       147,293
 12,600  ONEOK, Inc. ................       229,824
  7,008  Peoples Energy Corporation .       260,347
  6,800  PNM Resources, Inc. ........       183,192
  8,700  UGI Corporation ............       251,430
  3,400  UIL Holdings Corporation ...       186,898


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Energy & Utilities (continued)
  6,500  Veritas DGC, Inc.* .........  $     89,765
  8,400  WGL Holdings, Inc. .........       224,280
  5,500  WPS Resources Corporation ..       214,115
                                       ------------
                                          4,203,490
                                       ------------

         Energy - Raw Materials - 3.8%
  2,600  Berry Petroleum Company,
           Class A ..................        34,710
 10,700  Enterprise Products
           Partners L.P. ............       531,790
  8,000  Forest Oil Corporation* ....       205,520
  1,800  Key Production Company,
           Inc.* ....................        30,330
  4,200  NL Industries, Inc. ........        62,076
  1,500  Noble Affiliates, Inc. .....        54,300
  5,600  Penn Virginia Corporation ..       202,216
  6,100  Plains All America
           Pipeline, L.P. ...........       152,073
  5,500  Range Resources
           Corporation* .............        25,575
  1,800  Swift Energy Company* ......        32,472
  6,500  TC Pipelines, LP ...........       159,575
  1,300  Valero Energy Corporation ..        55,679
  1,900  Western Gas Resources,
           Inc. .....................        60,914
                                       ------------
                                          1,607,230
                                       ------------

         Food & Agriculture - 8.1%
 14,600  Bob Evans Farms, Inc. ......       404,858
  7,591  Corn Products International,
           Inc. .....................       233,423
  9,283  Dean Foods Company* ........       665,313
  3,200  Dole Food Company, Inc. ....        94,496
    200  Farmer Brothers Company ....        57,720
  6,600  Fresh Del Monte Produce,
           Inc.* ....................       115,170
 23,500  IMC Global, Inc. ...........       312,550
  4,250  International Multifoods
           Corporation ..............        89,462
  8,500  Lance, Inc. ................       122,825
  5,900  Monsanto Company ...........       182,664
  4,300  Nash-Finch Company .........       123,066
 10,700  Pilgrim's Pride Corporation,
           Class B* .................       132,680
    200  Seaboard Corporation .......        56,000

                                            Value
Shares                                     (Note 1)
------                                     --------
         Food & Agriculture (continued)
  1,564  Sensient Technologies
           Corporation ..............  $     33,298
  6,500  Smart & Final, Inc.* .......        62,400
 23,200  Smithfield Foods, Inc.* ....       573,040
  4,700  Smucker (J.M.) Company,
           Class A ..................       164,218
                                       ------------
                                          3,423,183
                                       ------------

         Insurance - 2.9%
 10,600  AmerUs Group Company .......       362,308
  9,300  Commerce Group, Inc. .......       345,867
  2,510  Fidelity National Financial,
           Inc. .....................        66,565
  6,900  Nationwide Financial Services,
           Inc., Class A ............       279,312
  8,000  Selective Insurance Group,
           Inc. .....................       183,920
                                       ------------
                                          1,237,972
                                       ------------

         Liquor - 0.3%
  3,700  Robert Mondavi Corporation,
           Class A* .................       138,750
                                       ------------

         Media - 2.5%
  7,200  Banta Corporation ..........       240,336
  5,000  Blockbuster, Inc.,
           Class A ..................       118,000
  2,900  Hollinger International,
           Inc. .....................        34,684
  2,300  Lee Enterprises, Inc. ......        82,455
  4,700  Media General, Inc.,
           Class A ..................       266,584
  5,900  Penton Media, Inc.* ........        44,545
  2,000  Pulitzer, Inc. .............       101,980
  7,500  Wiley (John) & Sons, Inc.,
           Class A ..................       190,875
                                       ------------
                                          1,079,459
                                       ------------

         Miscellaneous Finance - 2.2%
  7,173  AMCORE Financial, Inc. .....       161,393
  8,300  Santander BanCorp ..........       160,771
 14,000  Staten Island Bancorp,
           Inc. .....................       259,700
 12,909  Washington Federal, Inc. ...       334,859
                                       ------------
                                            916,723
                                       ------------


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Motor Vehicles - 3.9%
 16,830  ArvinMeritor, Inc. .........  $    474,438
  5,563  BorgWarner, Inc. ...........       334,614
    500  Eaton Corporation ..........        40,370
  5,000  Smith (A.O.) Corporation ...       114,750
    211  SPX Corporation ............        26,694
  5,800  Superior Industries
           International, Inc. ......       261,000
  5,900  United Auto Group, Inc.* ...       126,614
  5,600  Winnebago Industries, Inc. .       266,224
                                       ------------
                                          1,644,704
                                       ------------

         Non-Durables & Entertainment - 2.4%
 11,500  CBRL Group, Inc. ...........       352,935
  1,200  Movado Group, Inc. .........        22,080
  6,700  Russ Berrie and Company,
           Inc. .....................       210,380
 17,600  Tupperware Corporation .....       355,168
  5,100  World Wrestling Federation
           Entertainment, Inc.* .....        69,105
                                       ------------
                                          1,009,668
                                       ------------

         Non-Ferrous Metals - 1.0%
  5,200  Brush Engineered
           Materials, Inc. ..........        56,940
  7,200  Century Aluminum Company ...        80,208
  2,300  Commercial Metals Company ..        83,835
  2,000  Engelhard Corporation ......        57,540
  6,400  Reliance Steel & Aluminum
           Company ..................       166,400
                                       ------------
                                            444,923
                                       ------------

         Optical & Photo - 0.7%
 20,300  Ingram Micro, Inc.,
           Class A* .................       309,575
                                       ------------

         Paper & Forest Products - 1.2%
  2,600  Chesapeake Corporation .....        72,410
  8,400  Glatfelter .................       144,900
 14,200  Longview Fibre Company .....       148,390
  1,800  Universal Forest
           Products, Inc. ...........        40,950
  8,300  Wausau-Mosinee Paper
           Corporation ..............        94,537
                                       ------------
                                            501,187
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Producer Goods - 12.7%
  7,500  Applied Industrial
           Technologies, Inc. .......  $    142,350
  6,734  AptarGroup, Inc. ...........       232,997
  1,100  Baldor Electric Company ....        23,375
  4,767  Briggs & Stratton
           Corporation ..............       224,764
  4,450  CLARCOR, Inc. ..............       125,134
  9,100  Federal Signal Corporation .       235,690
  8,426  Harsco Corporation .........       312,773
 13,800  Hubbell, Inc., Class B .....       441,462
 10,000  JLG Industries, Inc. .......       140,800
    300  Johnson Controls, Inc. .....        26,628
      1  Juno Lighting, Inc.* .......            12
  5,900  Kennametal, Inc. ...........       227,976
  9,800  Lincoln Electric Holdings,
           Inc. .....................       254,506
  3,200  Merix Corporation* .........        52,000
  7,000  Milacron, Inc. .............        88,970
    700  Millipore Corporation ......        36,540
  3,300  Moog, Inc., Class A* .......        94,710
    474  Mykrolis Corporation* ......         5,022
  1,600  NACCO Industries, Inc.,
           Class A ..................        90,032
  1,100  Nordson Corporation ........        29,953
  4,600  Nortek, Inc.* ..............       152,720
  3,300  Penn Engineering &
           Manufacturing
           Corporation ..............        54,945
 11,500  Precision Castparts
           Corporation ..............       370,875
  4,100  Regal-Beloit Corporation ...        91,430
 12,100  Snap-on, Inc. ..............       416,845
  6,700  Steelcase, Inc. ............       101,639
  5,100  Stewart & Stevenson
           Services, Inc. ...........        79,203
  4,300  Tecumseh Products Company,
           Class A ..................       215,860
  7,900  Teleflex, Inc. .............       390,102
  5,700  Terex Corporation* .........       116,166
  4,000  Triumph Group, Inc.* .......       141,600
  2,800  Valmont Industries, Inc. ...        48,132
  3,200  Watsco, Inc. ...............        47,840
  2,100  Woodward Governor Company ..       119,322
  7,800  York International
           Corporation ..............       273,000
                                       ------------
                                          5,405,373
                                       ------------


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Railroad & Shipping - 2.0%
  8,600  Alexander & Baldwin, Inc. ..  $    212,936
  6,700  Florida East Coast
           Industries, Inc. .........       163,346
  1,100  GATX Corporation ...........        33,682
 16,200  Kansas City Southern
           Industries, Inc.* ........       232,308
  9,300  Overseas Shipholding
           Group, Inc. ..............       188,604
                                       ------------
                                            830,876
                                       ------------

         Real Property - 3.1%
 40,600  Plum Creek Timber
           Company, Inc. ............     1,256,570
  6,100  Trammell Crow Company* .....        73,322
                                       ------------
                                          1,329,892
                                       ------------

         Retail - 3.0%
  7,100  Brown Shoe Company, Inc. ...       122,830
  7,800  Burlington Coat Factory
           Warehouse Corporation ....       141,492
  5,000  Cato Corporation, Class A ..       100,100
  2,000  Deb Shops, Inc. ............        48,020
 19,500  Dillard's, Inc., Class A ...       391,950
 12,700  Longs Drug Stores, Inc. ....       332,740
  6,500  Wilsons The Leather
           Experts, Inc.* ...........        73,385
  3,200  Winn-Dixie Stores, Inc. ....        53,600
                                       ------------
                                          1,264,117
                                       ------------

         Steel - 1.6%
  2,800  AK Steel Holding
           Corporation ..............        39,172
 21,800  Allegheny Technologies,
           Inc. .....................       340,298
  8,700  Carpenter Technology
           Corporation ..............       209,148
  3,700  Quanex Corporation .........       110,260
                                       ------------
                                            698,878
                                       ------------

         Telephone - 0.1%
  1,700  CT Communications, Inc. ....        23,800
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Tires & Rubber - 0.6%
 14,400  Cooper Tire & Rubber
           Company ..................  $    275,328
                                       ------------

         Tobacco - 0.6%
  7,200  Universal Corporation ......       264,384
                                       ------------

         Travel & Recreation - 1.3%
 20,300  Callaway Golf Company ......       377,783
 11,600  Prime Hospitality
           Corporation* .............       135,836
  2,400  Royal Caribbean
           Cruises, Ltd. ............        44,352
                                       ------------
                                            557,971
                                       ------------

         Trucking & Freight - 1.9%
    900  CNF Transportation, Inc. ...        27,909
  7,200  Roadway Express, Inc. ......       269,280
  5,700  USFreightways Corporation ..       205,200
  7,800  Werner Enterprises, Inc. ...       184,704
  5,400  Yellow Corporation* ........       125,280
                                       ------------
                                            812,373
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $35,245,083) .......    41,887,882
                                       ------------
RIGHTS - 0.0%***
  1,300  Bank United Corporation,
           Contingent Payment
           Rights*+ .................           169
                                       ------------
         TOTAL RIGHTS
           (Cost $442) ..............           169
                                       ------------

TOTAL INVESTMENTS
   (Cost $35,245,525**) ......  98.6%    41,888,051
OTHER ASSETS AND LIABILITIES
   (Net) .....................   1.4%       594,761
                               ------   ------------
NET ASSETS ................... 100.0%   $42,482,812
                               ======   ============
-----------------------------
+    Fair-valued Securities.
*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $35,245,525.
***  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS                                      FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
COMMON STOCKS - 99.8%

         Aerospace - 1.4%
  7,400  Boeing Company .............  $    340,104
  1,800  General Dynamics
           Corporation ..............       163,584
  1,148  Goodrich Corporation .......        34,268
    120  HEICO Corporation, Class A .         1,638
    600  Kaman Corporation, Class A .         8,982
    400  L-3 Communications
           Holdings, Inc.* ..........        43,940
  3,900  Lockheed Martin Corporation        219,999
  1,315  Northrop Grumman Corporation       140,757
  3,700  Raytheon Company ...........       143,153
  1,700  Rockwell Automation, Inc. ..        33,575
  1,700  Rockwell Collins ...........        39,525
  1,200  Textron, Inc. ..............        57,036
  1,300  TRW, Inc. ..................        65,325
  4,167  United Technologies
           Corporation ..............       303,983
                                       ------------
                                          1,595,869
                                       ------------

         Air Transportation - 0.5%
    400  Airborne, Inc. .............         7,232
    500  Alaska Air Group, Inc.* ....        15,525
    600  America West Holdings
           Corporation* .............         2,166
  1,200  AMR Corporation ............        31,320
    600  Atlantic Coast Airlines
           Holdings, Inc.* ..........        16,404
    400  Atlas Air, Inc.* ...........         3,608
    400  Continental Airlines, Inc.,
           Class B* .................        12,600
      1  Curtiss-Wright Corporation,
           Class B ..................            59
  1,000  Delta Air Lines, Inc. ......        34,500
    700  EGL, Inc.* .................         7,469
  2,632  FedEx Corporation* .........       152,288
    150  Frontier Airlines, Inc.* ...         3,159
    200  Mesaba Holdings, Inc.* .....         1,784
    800  Midwest Express Holdings,
           Inc.* ....................        15,136
    700  Northwest Airlines
           Corporation* .............        11,158
  1,150  Sabre Holdings
           Corporation* .............        50,611
    500  SkyWest, Inc. ..............        12,700

                                             Value
Shares                                     (Note 1)
------                                     --------
         Air Transportation (continued)
  6,650  Southwest Airlines Company .  $    140,382
    300  UAL Corporation ............         3,846
    400  US Airways Group, Inc.* ....         2,128
                                       ------------
                                            524,075
                                       ------------

         Apparel - 0.4%
    200  Barry (R.G.) Corporation ...         1,140
    600  Coach, Inc.* ...............        29,916
    600  Columbia Sportswear
           Company* .................        18,252
    200  Cutter & Buck Inc.* ........         1,380
    100  Escalade, Inc. .............         6,099
    100  Garan, Inc. ................         4,390
     27  Global Sports, Inc.* .......           431
    400  J. Jill Group, Inc.* .......         9,260
    978  Jones Apparel Group, Inc.* .        34,875
    300  Just for Feet, Inc.* .......             1
    200  K-Swiss, Inc., Class A .....         7,014
    400  Kenneth Cole Productions,
           Inc.* ....................         7,184
    800  Liz Claiborne, Inc. ........        24,248
    100  Maxwell Shoe Company,
           Inc.* ....................         1,615
  2,400  Nike, Inc., Class B ........       141,264
    300  OshKosh B'Gosh, Inc.,
           Class A ..................        11,937
    100  Perry Ellis International,
           Inc.* ....................           762
    800  Polo Ralph Lauren
           Corporation* .............        21,848
    800  Polymer Group, Inc. ........           368
    700  Reebok International,
           Ltd.* ....................        19,376
    500  Russell Corporation ........         7,685
    100  Superior Uniform Group,
           Inc. .....................           979
    100  Tarrant Apparel Group* .....           465
    600  Timberland Company,
           Class A* .................        21,288
    900  V.F. Corporation ...........        37,845
    100  Vulcan International
           Corporation ..............         4,250
    600  Warnaco Group, Inc. ........            35
  1,300  WestPoint Stevens, Inc. ....         2,223
    100  Weyco Group, Inc. ..........         3,000
    100  Wolverine World Wide, Inc. .         1,548
                                       ------------
                                            420,678
                                       ------------

         Banks - 6.6%
    480  ABC Bancorp ................         6,298
    105  Admiralty Bancorp, Inc.,
           Class B* .................         2,131


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

Shares                                     (Note 1)
------                                     --------
         Banks (continued)
    100  Allegiant Bancorp, Inc. ....  $      1,555
  3,033  AmSouth Bancorporation .....        64,148
    410  Anchor BanCorp Wisconsin,
           Inc. .....................         7,851
    152  Arrow Financial
           Corporation ..............         4,352
    440  Associated Banc-Corp .......        16,130
    100  BancFirst Corporation ......         3,677
    600  BancorpSouth, Inc. .........        11,100
 14,000  Bank of America
           Corporation ..............       895,300
    200  Bank of Granite
           Corporation ..............         3,960
    112  Bank of Kentucky Financial
           Corporation ..............         2,254
  6,600  Bank of New York
           Company, Inc. ............       248,424
 10,400  Bank One Corporation .......       372,736
    500  BankAtlantic Bancorp, Inc.,
           Class A ..................         5,715
  1,147  Banknorth Group, Inc. ......        28,664
    100  Bar Harbor Bankshares ......         1,665
  3,915  BB&T Corporation ...........       144,894
    100  BNCCORP, Inc. ..............           802
    300  Brookline Bancorp, Inc. ....         4,914
    394  BSB Bancorp, Inc. ..........        10,457
      5  California Independent
           Bancorp ..................           106
    900  Capitol Federal Financial ..        20,781
    408  Cascade Bancorp ............         6,997
    161  Central Coast Bancorp* .....         3,342
    100  CFS Bancorp, Inc. ..........         1,346
    100  Chemical Financial
           Corporation ..............         2,905
    350  Chittenden Corporation .....         9,607
    500  Citizens Banking
           Corporation ..............        15,900
    100  Citizens Financial
           Corporation, Class A* ....           855
    314  City National Corporation ..        15,957
    341  Civic BanCorp* .............         6,936
    800  Colonial BancGroup, Inc. ...        11,416
    709  Columbia Banking System,
           Inc.* ....................         8,508
  1,548  Comerica, Inc. .............        92,648
    100  Comm Bancorp, Inc. .........         3,175
    600  Commerce Bancorp, Inc. .....        24,960

                                            Value
Shares                                     (Note 1)
------                                     --------
         Banks (continued)
    451  Commerce Bancshares, Inc. ..  $     18,825
    115  Community Bancorp, Inc.* ...           842
    400  Community Bank System,
           Inc. .....................        11,552
    215  Community Banks, Inc. ......         5,407
    600  Community Financial Group,
           Inc. .....................         9,570
    500  Community First
           Bankshares, Inc. .........        12,630
  1,000  Compass Bancshares, Inc. ...        29,950
    200  Corus Bankshares, Inc. .....         9,670
    100  Crazy Woman Creek
           Bancorp Inc. .............         1,438
    500  Cullen/Frost Bankers, Inc. .        17,225
    400  Doral Financial
           Corporation ..............        13,736
    100  Eagle Bancshares, Inc. .....         1,550
    100  EFC Bancorp, Inc. ..........         1,420
    403  F.N.B. Corporation .........        11,695
    200  FFLC Bancorp, Inc. .........         4,806
    110  Fidelity Bancorp, Inc. .....         1,901
  5,174  Fifth Third Bancorp ........       329,894
    400  First BanCorp ..............        11,160
    100  First Busey Corporation ....         2,013
    500  First Charter Corporation ..         8,740
    100  First Citizens BancShares,
           Inc.,  Class A ...........        10,000
    105  First Colonial Group, Inc. .         2,309
    800  First Commonwealth Financial
           Corporation ..............         9,840
    200  First Financial Bancorp ....         3,154
    375  First Financial Bankshares,
           Inc. .....................        12,187
    100  First Mariner Bancorp,
           Inc.* ....................         1,000
    437  First Midwest Bancorp,
           Inc. .....................        12,520
  1,100  First Midwest Financial,
           Inc. .....................        14,773
    310  First Mutual Bancshares,
           Inc. .....................         4,154
  1,200  First Tennessee National
           Corporation ..............        41,400
    300  First Virginia Banks, Inc. .        15,858
    400  Firstfed America Bancorp,
           Inc. .....................         7,980
    400  FirstFed Financial
           Corporation ..............        10,560
    500  FirstMerit Corporation .....        13,690
  9,331  FleetBoston Financial
           Corporation ..............       311,469


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Banks (continued)
    869  FNB Corporation ............  $     13,035
    100  FNB Financial Services
           Corporation ..............         1,370
    400  Franklin Bank N.A. .........         7,000
    500  Frontier Financial
           Corporation ..............        12,725
    573  Fulton Financial
           Corporation ..............        13,351
    600  GA Financial, Inc. .........        10,200
    100  Gaston Federal Bancorp,
           Inc. .....................         1,547
    120  German American Bancorp ....         1,926
    400  Great Southern Bancorp,
           Inc. .....................        11,980
    400  Greater Bay Bancorp ........        12,740
    100  Habersham Bancorp ..........         1,615
    600  Harbor Florida Bancshares,
           Inc. .....................        11,700
    100  Harleysville National
           Corporation ..............         2,275
    133  Harleysville Savings
           Financial Corporation ....         2,726
    165  Heritage Commerce
           Corporation* .............         1,280
  1,100  Hibernia Corporation,
           Class A ..................        20,240
    200  Home Financial Bancorp .....           794
    115  Horizon Financial
           Corporation ..............         1,489
    700  Hudson City Bancorp, Inc. ..        22,162
    500  Hudson United Bancorp ......        15,350
  1,885  Huntington Bancshares,
           Inc. .....................        34,778
    100  Independent Bank
           Corporation ..............         2,322
 17,690  J. P. Morgan Chase
           & Company ................       517,433
    200  Kentucky First Bancorp,
           Inc. .....................         2,582
  3,600  KeyCorp ....................        90,288
    100  Laurel Capital Group, Inc. .         1,918
    200  LSB Bancshares, Inc. .......         2,820
    800  M&T Bank Corporation .......        61,200
    100  MAF Bancorp, Inc. ..........         3,200
    300  Main Street Bancorp, Inc. ..         4,842
    900  Marshall & Ilsley
           Corporation ..............        54,891
    100  Mayflower Cooperative
           Bank .....................         1,400
  4,100  Mellon Financial
           Corporation ..............       147,600
    500  Mercantile Bankshares
           Corporation ..............        21,905
    750  Merchants Bancshares,
           Inc. .....................        19,200
    100  Midwest Banc Holdings,
           Inc. .....................         2,210
    100  Monterey Bay Bancorp,
           Inc.* ....................         1,611
  5,300  National City Corporation ..       151,156

                                            Value
Shares                                     (Note 1)
------                                     --------
         Banks (continued)
  1,635  National Commerce Financial
           Corporation ..............  $     43,082
    103  National Penn Bancshares,
           Inc. .....................         2,281
    200  Net.B@nk, Inc.* ............         2,764
    100  North Bancshares, Inc. .....         1,227
  1,500  North Fork Bancorporation,
           Inc. .....................        51,870
    280  North Valley Bancorp .......         4,203
    100  Northeast Bancorp ..........         1,350
  1,300  Northern States Financial
           Corporation ..............        28,600
  1,900  Northern Trust Corporation .       102,828
    100  Norwood Financial
           Corporation ..............         2,590
    115  NSD Bancorp, Inc. ..........         2,427
    449  Old National Bancorp .......        10,547
    200  Oriental Financial Group,
           Inc. .....................         4,370
    500  Pacific Century Financial
           Corporation ..............        12,660
    200  Pacific Crest Capital,
           Inc. .....................         4,490
    200  Park National Corporation ..        19,414
    500  People's Bank-Bridgeport ...        11,455
  2,500  PNC Financial Services
           Group ....................       137,350
  1,000  Popular, Inc. ..............        29,020
    456  Provident Bankshares
           Corporation ..............        11,022
    500  Provident Financial Group,
           Inc. .....................        12,145
  2,000  Regions Financial
           Corporation ..............        65,000
    632  Republic Bancorp, Inc. .....         7,837
    600  Republic Bancorp, Inc.,
           Class A ..................         7,368
    500  S&T Bancorp, Inc. ..........        12,035
    100  S.Y. Bancorp, Inc. .........         3,650
    500  S1 Corporation* ............         7,535
    300  Sandy Spring Bancorp, Inc. .         9,372
    200  Simmons First National
           Corporation, Class A .....         6,550
    644  Sky Financial Group, Inc. ..        13,402
    300  South Financial Group,
           Inc. .....................         5,775
  1,200  Southern Missouri Bancorp,
           Inc. .....................        20,340
  3,000  SouthTrust Corporation .....        75,810
    400  Southwest Bancorporation of
           Texas, Inc.* .............        12,300

                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Banks (continued)
    700  State Bancorp, Inc. ........  $     12,075
  2,900  State Street Corporation ...       147,030
    126  Sterling Bancorp ...........         3,761
    150  Sterling Bancshares, Inc. ..         1,994
    200  Suffolk Bancorp ............         5,606
    100  Sun Bancorp, Inc.* .........         1,265
  2,500  SunTrust Banks, Inc. .......       156,975
    600  Susquehanna Bancshares,
           Inc. .....................        13,788
  2,475  Synovus Financial
           Corporation ..............        72,518
    700  TCF Financial Corporation ..        35,980
    100  Texas Regional Bancshares,
           Inc. .....................         3,948
    100  The Trust Company of
           New Jersey ...............         2,350
    100  Timberland Bancorp, Inc. ...         1,560
    100  Tompkins Trustco, Inc. .....         4,080
  1,058  TrustCo Bank Corporation
           NY .......................        13,564
    600  Trustmark Corporation ......        14,652
 17,409  U.S. Bancorp ...............       362,978
    110  U.S.B. Holding Company,
           Inc. .....................         1,601
    400  UCBH Holdings, Inc. ........        13,316
    205  UMB Financial Corporation ..         8,163
    100  Union Bankshares Ltd.* .....         1,180
    100  Union Community Bancorp ....         1,381
  1,200  Union Planters Corporation .        55,872
  1,400  UnionBanCal Corporation ....        53,200
    400  United Bankshares, Inc. ....        11,468
    300  United Financial
           Corporation ..............         5,715
    424  United National Bancorp ....         9,404
    100  United Tennessee
           Bankshares, Inc. .........           911
    100  Vail Banks, Inc. ...........         1,197
    759  Valley National Bancorp ....        26,322
 12,148  Wachovia Corporation .......       403,678
    100  Washington Trust Bancorp,
           Inc. .....................         1,903
 15,190  Wells Fargo & Company ......       712,411
    500  WesBanco, Inc. .............        10,250
    300  Westamerica Bancorporation .        12,339
    300  Whitney Holding
           Corporation ..............        13,974
    200  Wilmington Trust
           Corporation ..............        13,118

                                            Value
Shares                                     (Note 1)
------                                     --------
         Banks (continued)
    100  Yonkers Financial
           Corporation ..............  $      2,886
    800  Zions Bancorporation .......        42,280
                                       ------------
                                          7,323,607
                                       ------------

         Business Machines - 8.1%
  2,900  3Com Corporation* ..........        13,920
    300  3D Systems Corporation* ....         3,675
    700  Adaptec, Inc.* .............         7,980
  2,000  Adobe Systems, Inc. ........        72,760
    400  Advanced Digital Information
           Corporation* .............         4,924
  3,500  Apple Computer, Inc. .......        75,950
    340  Arbitron, Inc.* ............        10,472
    300  Artesyn Technologies,
           Inc.* ....................         2,559
  1,800  Ascential Software
           Corporation* .............         7,020
    400  Autodesk, Inc. .............        17,668
    300  Avici Systems, Inc.* .......           501
    400  Avocent Corporation* .......         9,424
  4,300  BEA Systems, Inc.* .........        54,653
  2,467  BMC Software, Inc.* ........        39,595
    900  Borland Software
           Corporation* .............        12,357
    400  CACI International, Inc.,
           Class A* .................        13,580
    100  California First National
           Bancorp ..................         1,150
    500  Charles & Covard Ltd.* .....         1,530
 66,183  Cisco Systems, Inc.* .......       944,431
    200  Cognitronics Corporation* ..           762
 16,000  Compaq Computer
           Corporation ..............       162,240
    900  Computer Horizons
           Corporation* .............         3,096
  3,900  Compuware Corporation* .....        44,499
  1,931  Comverse Technology, Inc.* .        30,220
    600  Concurrent Computer
           Corporation* .............         6,006
    200  Convera Corporation* .......           796
    200  Crossroads Systems, Inc.* ..           644
 23,400  Dell Computer Corporation* .       577,746
    900  Diebold, Inc. ..............        32,850
    600  Digital Lightwave, Inc.* ...         2,898
 19,800  EMC Corporation* ...........       215,820
  1,700  Enterasys Networks, Inc.* ..         6,035


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Machines (continued)
    200  Evans & Sutherland Computer
           Corporation* .............  $      1,386
    200  Extended Systems, Inc.* ....         1,217
    200  Fair Isaac & Company, Inc. .        12,270
    900  Foundry Networks, Inc.* ....         5,058
  3,200  Gateway, Inc.* .............        14,720
  1,000  Handspring, Inc.* ..........         4,570
 17,297  Hewlett-Packard Company ....       348,016
    900  Hypercom Corporation* ......         5,913
    900  IKON Office Solutions,
           Inc. .....................        12,060
  1,100  Integrated Device
           Technology, Inc.* ........        28,127
    900  Interland, Inc.* ...........         1,647
 15,500  International Business
           Machines Corporation .....     1,520,860
  1,300  InterVoice-Brite, Inc.* ....         6,552
  2,900  Juniper Networks, Inc.* ....        27,028
    100  Latitude Communications,
           Inc.* ....................           256
  1,200  Lexmark International
           Group, Inc.* .............        59,652
    500  LTX Corporation* ...........        10,800
  2,280  Maxtor Corporation* ........        16,302
  1,047  McDATA Corporation,
           Class A* .................        16,501
  1,475  Microchip Technology,
           Inc.* ....................        50,415
    600  Micromuse, Inc.* ...........         5,436
    100  MICROS Systems, Inc.* ......         2,253
 48,575  Microsoft Corporation* .....     2,833,865
    400  MIPS Technologies, Inc.,
           Class A* .................         2,732
    800  NCR Corporation* ...........        33,440
    350  Netegrity, Inc.* ...........         4,319
  3,300  Network Appliance, Inc.* ...        52,767
  2,634  Novell, Inc.* ..............        10,773
    430  Obie Media Corporation* ....         1,312
    100  Optio Software, Inc.* ......            58
 50,000  Oracle Corporation* ........       831,000
  4,311  Palm, Inc.* ................        13,019
  2,300  Pitney Bowes, Inc. .........        95,956
    300  Procom Technology, Inc.* ...           639
  1,300  Quantum Corporation - DLT &
           Storage Systems* .........        11,570
  1,100  Rainbow Technologies,
           Inc.* ....................         8,305

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Machines (continued)
    300  Rimage Corporation* ........  $      2,429
    100  ScanSource, Inc* ...........         5,299
    500  SCM Microsystems, Inc.* ....         5,505
  4,400  Siebel Systems, Inc.* ......       122,144
    500  Sorrento Networks
           Corporation* .............         1,000
    100  SSP Solutions, Inc.* .......           295
    900  Storage Technology
           Corporation* .............        17,280
    200  StorageNetworks, Inc.* .....           652
 29,300  Sun Microsystems, Inc.* ....       249,343
    500  Tech Data Corporation* .....        22,900
  2,000  Total System Services,
           Inc. .....................        46,200
    400  TransAct Technologies,
           Inc. .....................         1,920
    100  UniComp, Inc.* .............            10
  2,800  Unisys Corporation* ........        31,080
    200  Visual Networks, Inc.* .....           602
  1,000  Vitria Technology, Inc.* ...         4,700
  6,900  Xerox Corporation ..........        66,999
                                       ------------
                                          9,006,913
                                       ------------

         Business Services - 5.1%
    700  A.D.A.M., Inc.* ............         2,611
    300  ABM Industries, Inc. .......         9,810
    300  Actuate Corporation* .......         1,503
    400  Adept Technology, Inc.* ....           896
    300  Administaff, Inc.* .........         7,197
    300  Advent Software, Inc.* .....        14,553
    400  Aether Systems, Inc.* ......         1,680
  1,000  Affiliated Computer Services,
           Inc., Class A* ...........        48,910
    400  Affymetrix, Inc.* ..........         9,840
  1,100  Agile Software
           Corporation* .............        11,055
    959  Akamai Technologies,
           Inc.* ....................         2,982
  1,500  Alcide Corporation* ........        33,975
  1,700  Allied Waste Industries,
           Inc.* ....................        22,185
    200  American Locker Group, Inc.          2,187
    600  American Management
           Systems, Inc.* ...........        11,124
    500  American Superconductor
           Corporation* .............         3,550
    400  Angelica Corporation .......         5,120


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    400  AnswerThink Consulting
           Group, Inc.* .............  $      1,960
    300  ANSYS, Inc.* ...............         6,765
    950  Apollo Group, Inc.,
           Class A* .................        46,122
    200  Appiant Technologies,
           Inc.* ....................           314
    100  Apropos Technology, Inc.* ..           225
    100  Aptimus, Inc.* .............           225
    200  Ardent Communications,
           Inc.* ....................             4
    100  Argonaut Technologies,
           Inc.* ....................           246
  2,000  Ariba, Inc.* ...............         8,860
    100  Ascendant Solutions, Inc.* .            20
    700  Aspen Technology, Inc.* ....        10,920
  2,692  At Home Corporation,
           Series A* ................            14
  5,500  Automatic Data Processing,
           Inc. .....................       289,905
  2,500  AutoNation, Inc.* ..........        31,225
    800  Avant! Corporation* ........        13,960
    300  BARRA, Inc.* ...............        16,260
  1,200  BISYS Group, Inc.* .........        37,776
    700  Bowne & Company, Inc. ......         8,750
  2,200  Brocade Communications
           Systems, Inc.* ...........        48,334
    300  Brooktrout Inc.* ...........         1,770
    200  BSQUARE Corporation* .......           616
    400  CacheFlow, Inc.* ...........           396
    100  Calico Commerce, Inc.* .....            25
     68  CareCentric, Inc.* .........            62
    400  Career Education
           Corporation* .............        14,796
    700  Carreker Corporation* ......         5,096
    500  Casella Waste Systems,
           Inc., Class A* ...........         6,275
    200  Cash Technologies, Inc.* ...           290
    300  Catalina Marketing
           Corporation* .............        10,824
    500  Catalyst International,
           Inc.* ....................         1,215
    300  Catapult Communications
           Corporation* .............         5,631
    800  CDW Computer Centers, Inc.*         42,240
    600  Cell Genesys, Inc.* ........         9,036
  8,495  Cendant Corporation* .......       147,898
    400  CenterSpan Communications
           Corporation* .............         3,500
    200  Centra Software, Inc.* .....         1,160

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
  1,200  Ceridian Corporation* ......  $     22,320
    400  Cerner Corporation* ........        17,376
    550  Certegy, Inc.* .............        20,432
    400  Charles River Associates,
           Inc.* ....................         8,060
  1,000  Checkfree Holdings
           Corporation* .............        13,950
    515  ChoicePoint, Inc.* .........        27,398
    300  Chordiant Software, Inc.* ..         1,590
  1,300  Ciber, Inc.* ...............        11,206
  1,582  Cintas Corporation .........        70,067
  1,700  Citrix Systems, Inc.* ......        25,789
    300  Click Commerce, Inc.* ......           675
    300  Closure Medical
           Corporation* .............         5,805
    500  Coinstar, Inc.* ............        14,900
    150  Comarco, Inc.* .............         1,702
  1,560  Commerce One, Inc.* ........         2,621
  5,081  Computer Associates
           International, Inc. ......        82,719
  1,500  Computer Sciences
           Corporation* .............        71,265
    600  Computer Task Group, Inc. ..         2,400
  4,600  Concord EFS, Inc.* .........       138,138
  1,600  Convergys Corporation* .....        48,784
  1,050  Copart, Inc.* ..............        18,259
    300  Corillian Corporation* .....           723
    400  Corinthian Colleges, Inc.* .        18,328
    300  Cornell Corrections, Inc.* .         3,807
    400  Corporate Executive Board
           Company* .................        12,604
    500  CoStar Group, Inc.* ........         9,020
    600  Covansys Corporation* ......         4,902
     29  Cross Media Marketing
           Corporation* .............           296
    400  CSG Systems International,
           Inc.* ....................        12,472
    800  CuraGen Corporation* .......        13,304
    200  CyberSource Corporation* ...           402
    200  Datalink Corporation* ......           988
    600  Deluxe Corporation .........        28,440
    400  DeVRY, Inc.* ...............        12,952
    300  Digex, Inc.* ...............           276
    200  Digital Fusion, Inc.* ......           196
    257  Digital Insight
           Corporation* .............         6,047
    200  Digital River, Inc.* .......         2,268


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    500  DigitalThink, Inc.* ........  $      1,925
    500  Digitas, Inc.* .............         2,750
    500  Direct Focus, Inc.* ........        15,000
    200  Diversa Corporation* .......         2,142
    300  Docent, Inc.* ..............           603
    400  Documentum, Inc.* ..........         7,132
  1,338  DoubleClick, Inc.* .........        14,410
     50  DSET Corporation* ..........            35
  1,200  DST Systems, Inc.* .........        50,028
    550  Dun & Bradstreet
           Corporation* .............        21,560
    700  E.piphany, Inc.* ...........         5,565
  1,271  EarthLink, Inc.* ...........        11,401
  2,500  eBay, Inc.* ................       130,125
    100  eBenX, Inc.* ...............           380
    700  Echelon Corporation* .......        11,130
    400  Eclipsys Corporation* ......         5,920
  1,100  Ecolab, Inc. ...............        51,513
    200  eCollege.com, Inc.* ........           590
    500  Edison Schools, Inc.* ......         6,095
    500  Education Management
           Corporation* .............        19,790
    430  eFunds Corporation* ........         7,516
    200  eGain Communications .......           174
  4,200  Electronic Data Systems
           Corporation ..............       247,926
    200  Embarcadero Technologies,
           Inc.* ....................         3,100
    300  eMerge Interactive, Inc.,
           Class A* .................           225
    700  Entrust Technologies, Inc.*          3,374
    200  ePresence, Inc.* ...........           744
  1,100  Equifax, Inc. ..............        33,000
    125  eXcelon Corporation* .......           149
    400  Exelixis, Inc.* ............         4,520
    200  Extensity, Inc.* ...........           380
    900  Exult, Inc.* ...............         9,864
    200  F5 Networks, Inc.* .........         4,370
    400  FactSet Research
           Systems, Inc. ............        13,708
    300  Factual Data Corporation* ..         2,325
    300  FileNET Corporation* .......         4,917
  3,400  First Data Corporation .....       277,168
  1,800  Fiserv, Inc.* ..............        76,932
    400  Forrester Research, Inc.* ..         7,788

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    400  FreeMarkets, Inc.* .........  $      7,776
    600  Frontline Communications
           Corporation* .............            90
    200  G & K Services, Inc.,
           Class A ..................         7,100
  1,198  Gartner Group, Inc.,
           Class B* .................        13,729
    700  Genencor International,
           Inc.* ....................         7,140
    200  GenesisIntermedia, Inc.* ...             5
    300  Gentiva Health Services,
           Inc.* ....................         7,185
    200  Global Imaging Systems,
           Inc.* ....................         3,114
    400  Global Payments, Inc.* .....        12,228
    300  GP Strategies Corporation* .         1,026
  1,600  H & R Block, Inc. ..........        80,720
    550  HA-LO Industries, Inc.* ....            10
    200  Harris Interactive, Inc.* ..           688
    200  HearMe, Inc.* ..............            36
    600  Henry (Jack) & Associates ..        13,020
    700  HNC Software, Inc.* ........         9,856
    100  Homeseekers.com, Inc.* .....             7
    200  Hotel Reservations Network,
           Inc., Class A* ...........        10,200
    300  Hunt Corporation ...........         2,722
    300  I-many, Inc.* ..............         1,734
  3,540  i2 Technologies, Inc.* .....        19,293
    500  ICOS Corporation* ..........        21,450
    300  IDT Corporation* ...........         4,935
    200  IDX Systems Corporation* ...         3,038
    600  iGATE Capital Corporation* .         2,190
    200  iManage, Inc.* .............         1,210
    300  Immune Response
           Corporation* .............           282
  2,500  IMS Health, Inc. ...........        50,000
    600  InFocus Corporation* .......        10,416
  1,700  Infonet Services Corporation,
           Class B* .................         3,536
    800  Informatica Corporation* ...         7,272
    100  Inforte Corporation* .......           935
  2,100  InfoSpace.com, Inc.* .......         2,835
  1,000  Inktomi Corporation* .......         4,370
    800  Innodata Corporation* ......         1,744
    400  Inrange Technologies
           Corporation, Class B* ....         3,676
    200  INT Media Group, Inc.* .....           450


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    300  Interactive Intelligence,
           Inc.* ....................  $      1,440
    200  InterCept Group, Inc.* .....         7,780
    100  Interleukin Genetics, Inc.*             99
     43  Internet Pictures
           Corporation* .............            90
    400  Internet Security
           Systems, Inc.* ...........         9,484
  3,542  Interpublic Group of
           Companies, Inc. ..........        96,342
  1,300  Intertrust Technologies
           Corporation* .............         1,326
  1,200  Interwoven, Inc.* ..........         7,524
  2,000  Intuit, Inc.* ..............        75,780
    500  Invitrogen Corporation* ....        22,820
    600  Iron Mountain, Inc.* .......        19,182
    900  IT Group, Inc.* ............            15
    400  ITT Educational Services,
           Inc.* ....................        17,620
     96  iVillage, Inc.* ............           197
    900  J.D. Edwards & Company* ....        13,185
    300  Jacobs Engineering Group,
           Inc.* ....................        20,235
    300  Kana Software, Inc.* .......         3,636
    700  Keane, Inc.* ...............        11,200
    100  Keith Companies, Inc.* .....         1,095
    400  Kelly Services, Inc.,
           Class A ..................        10,108
    850  Key3Media Group, Inc.* .....         3,867
    300  Keynote Systems, Inc.* .....         2,622
    418  Kinder Morgan Management,
           LLC.* ....................        12,356
    500  Korn/Ferry International* ..         3,500
  1,200  KPMG Consulting, Inc.* .....        21,036
    900  Kroll, Inc.* ...............        15,885
    300  Kronos, Inc.* ..............        13,431
    200  L90, Inc.* .................           250
    600  Labor Ready, Inc.* .........         2,910
    600  Lamar Advertising Company* .        23,934
  1,400  Legato Systems, Inc.* ......        13,510
  1,000  Liberate Technologies,
           Inc.* ....................         7,410
    200  Lightbridge, Inc.* .........         1,956
    200  LiveWorld, Inc.* ...........            12
    600  Luminex Corporation* .......         8,826
    400  Macrovision Corporation* ...         9,340
    500  Manhattan Associates,
           Inc.* ....................        15,025
    500  Manpower, Inc. .............        16,765

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    200  Marimba, Inc.* .............  $        600
    100  MarketWatch.com, Inc.* .....           352
    100  Matritech, Inc.* ...........           230
    400  MatrixOne, Inc.* ...........         4,528
    300  MAXIMUS, Inc.* .............        10,560
    200  Maxygen, Inc.* .............         2,490
    200  McAfee.com Corporation* ....         2,366
     45  MCSi, Inc.* ................           459
    200  Mechanical Technology,
           Inc.* ....................           582
    500  MemberWorks, Inc.* .........         8,005
    600  Mentor Corporation .........        19,800
    700  Mentor Graphics
           Corporation* .............        15,197
    900  Mercator Software, Inc.* ...         4,437
    300  Mercury Computer Systems,
           Inc.* ....................         9,618
    600  Mercury Interactive
           Corporation* .............        20,328
    300  Metricom, Inc.* ............            19
    300  MicroStrategy, Inc.* .......           807
    200  Microvision, Inc.* .........         2,110
    200  Millennium Cell, Inc.* .....           712
    200  Modem Media, Inc.* .........           620
    200  Momentum Business
           Applications, Inc.* ......         3,760
    800  MPS Group, Inc.* ...........         5,272
    300  Multex.com, Inc.* ..........         1,191
    450  National Instruments
           Corporation* .............        16,466
    400  National Processing, Inc.* .        10,520
    125  National Service Industries,
           Inc. .....................           963
    400  Navigant Consulting, Inc.* .         2,156
    500  NCO Group, Inc.* ...........        12,515
    500  NDCHealth Corporation ......        17,020
    150  Neoforma, Inc.* ............         2,765
    100  NEON Systems, Inc.* ........           676
    200  NeoRx Corporation* .........           790
    200  Net Perceptions, Inc* ......           294
    300  Netcentives, Inc.* .........             1
    432  NetIQ Corporation* .........         9,374
    200  NetObjects, Inc.* ..........             2
    300  NetRatings, Inc.* ..........         3,465
  1,200  Network Associates, Inc.* ..        28,464
     27  Network Commerce, Inc.* ....             3


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    100  New Horizons Worldwide,
           Inc.* ....................  $      1,250
    200  NMS Communications Corp.* ..           700
    200  Nuance Communications,
           Inc.* ....................         1,160
    600  Numerical Technologies,
           Inc.* ....................         8,016
    700  Oak Technology, Inc.* ......         9,835
  1,600  Omnicom Group, Inc. ........       149,664
    100  OneSource Information
           Services, Inc.* ..........           746
    100  Online Resources ...........           283
    100  Opticnet Common Share*+ ....             1
  1,000  Orbital Sciences
           Corporation* .............         5,760
    800  Orchid Biosciences, Inc.* ..         2,096
    500  Overture Services, Inc.* ...        15,130
    300  Packeteer, Inc.* ...........         1,740
    200  Paradigm Genetics, Inc.* ...           322
  1,900  Parametric Technology
           Corporation* .............        13,984
  3,400  Paychex, Inc. ..............       125,630
    100  PC-Tel, Inc.* ..............           804
    900  PDI, Inc.* .................        13,599
    500  PEC Solutions, Inc.* .......        11,455
    300  Pegasus Solutions, Inc.* ...         4,818
  2,812  PeopleSoft, Inc.* ..........        81,745
  1,977  Peregrine Systems, Inc.* ...        17,793
    300  Performance Food Group
           Company* .................        11,187
    800  Perot Systems Corporation,
           Class A* .................        13,480
    500  Pittston Brink's Group .....        11,615
    400  Pixar, Inc.* ...............        13,004
    600  PLATO Learning, Inc.* ......        10,776
    800  Polycom, Inc.* .............        19,472
    100  Pomeroy Computer
           Resources, Inc.* .........         1,404
    300  Pre-Paid Legal
           Services, Inc.* ..........         7,515
    300  Predictive Systems,
           Inc.* ....................           429
    100  Preview Systems, Inc.* .....             4
    500  PRG-Schultz International,
           Inc.* ....................         5,010
  1,200  Priceline.com, Inc.* .......         4,800
    100  Primus Knowledge
           Solutions, Inc.* .........           106

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    600  Priority Healthcare Corporation,
           Class B* .................  $     14,850
    400  Programmer's Paradise, Inc.*         1,020
    200  Proxim, Inc.* ..............           762
  1,300  PSINet, Inc.* ..............            25
    700  Puma Technology, Inc.* .....           840
    300  QRS Corporation* ...........         3,021
    100  quepasa.com, inc.* .........            14
    800  Quest Software, Inc.* ......        14,288
    300  Quintus Corporation* .......            33
    500  Quixote Corporation ........         9,015
    500  R.H. Donnelley
           Corporation* .............        14,395
    600  Radiant Systems, Inc.* .....         5,280
  1,400  RealNetworks, Inc.* ........         7,630
    900  Red Hat, Inc.* .............         5,301
  1,400  Redback Networks, Inc.* ....         4,326
    500  Register.com, Inc.* ........         4,410
  1,000  RemedyTemp, Inc., Class A* .        13,250
    500  Renaissance Learning, Inc.*         15,425
  1,800  Republic Services, Inc.* ...        32,310
    200  Resources Connection, Inc.*          5,308
    448  Retek, Inc.* ...............         8,969
    800  Reynolds & Reynolds Company,
           Class A ..................        23,480
    900  Right Management
           Consultants, Inc.* .......        22,536
  1,400  Robert Half International,
         Inc.* ......................        36,414
    550  RSA Security, Inc.* ........         5,236
    500  Saba Software, Inc.* .......         1,920
    300  SafeNet, Inc.* .............         3,300
    200  Safety-Kleen Corporation ...            45
    500  Sanchez Computer
           Associates, Inc.* ........         2,750
    800  Sapient Corporation* .......         3,512
    300  SBS Technologies, Inc.* ....         4,239
    300  SEACOR SMIT, Inc.* .........        13,047
    300  Secure Computing
           Corporation* .............         4,569
  1,200  SeeBeyond Technology
           Corporation* .............        10,920
    300  Selectica, Inc.* ...........         1,188
    200  Sequenom, Inc.* ............         1,136


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    600  SERENA Software, Inc.* .....  $      9,648
  2,700  ServiceMaster Company ......        36,639
    200  SilverStream Software,
           Inc* .....................           960
    300  Simplex Solutions, Inc.* ...         2,337
    300  Sirius Satellite Radio,
           Inc.* ....................         1,242
    100  SkillSoft Corporation* .....         2,164
    200  SmartServ Online, Inc.* ....         1,050
    100  Software Spectrum, Inc.* ...         1,665
    800  Sonic Foundry, Inc.* .......         1,760
    600  SonicWALL, Inc.* ...........         7,764
  1,600  Sonus Networks, Inc.* ......         4,240
    900  Spartech Corporation .......        19,260
    600  SpeechWorks International,
           Inc.* ....................         4,740
  1,000  Spherion Corporation* ......         9,300
    200  SportsLine USA, Inc.* ......           512
    600  SPSS, Inc.* ................        10,554
    100  SS&C Technologies, Inc.* ...           835
    400  Standard Register Company ..         9,840
    100  Stardrive Solutions, Inc.* .            24
    300  StarTek, Inc.* .............         6,405
    100  Strayer Education, Inc. ....         4,798
  2,564  SunGard Data Systems, Inc.*         79,151
    300  Switchboard, Inc.* .........         1,080
  2,100  Sycamore Networks, Inc.* ...         7,329
    800  Sykes Enterprises, Inc.* ...         6,640
    500  Sylvan Learning Systems,
           Inc.* ....................        12,850
  1,200  Symantec Corporation* ......        43,272
    300  Symyx Technologies, Inc.* ..         5,010
     85  SYNAVANT Inc.* .............           271
    500  Synopsys, Inc.* ............        23,550
    300  Synplicity, Inc.* ..........         2,529
    495  TALX Corporation ...........        11,029
    100  Technisource, Inc.* ........           176
    400  Technology Solutions
           Company* .................           680
  1,300  TeleTech Holdings, Inc.* ...        15,119
    843  Tetra Tech, Inc.* ..........        15,174
    100  TETRA Technologies, Inc.* ..         2,476
    300  Texas Biotechnology
           Corporation* .............         1,770
    200  TheStreet.com, Inc.* .......           396
  1,800  TIBCO Software, Inc.* ......        18,990

                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
  1,000  Ticketmaster Online-
           CitySearch, Inc.,
           Class B* .................  $     24,000
    900  TMP Worldwide, Inc.* .......        25,128
    171  Tradestation Group, Inc.* ..           197
    500  Transaction Systems Architects,
           Inc., Class A* ...........         4,975
    400  TriZetto Group, Inc.* ......         5,164
    100  Tucows, Inc.* ..............            35
    500  Tularik, Inc.* .............         9,000
    110  U.S.-China Industrial
           Exchange, Inc.* ..........         1,375
    600  United Rentals, Inc.* ......        14,598
    700  Universal Electronics,
           Inc.* ....................        11,095
    700  UNOVA, Inc.* ...............         4,011
    700  URS Corporation ............        21,910
    200  ValiCert, Inc.* ............           236
    100  ValueClick, Inc.* ..........           249
    100  Variagenics, Inc.* .........           248
    300  Vastera, Inc.* .............         3,933
    201  Ventiv Health, Inc.* .......           426
  2,116  VeriSign, Inc.* ............        50,213
  3,478  VERITAS Software
           Corporation* .............       123,434
    400  Verity, Inc.* ..............         5,256
    500  Viad Corporation ...........        12,450
  2,116  Vignette Corporation* ......         5,925
    400  Wackenhut Corporation,
           Class A ..................        13,136
    500  Wallace Computer Services,
           Inc. .....................         9,340
  5,400  Waste Management, Inc. .....       142,074
    400  WatchGuard Technologies,
           Inc.* ....................         2,068
    300  Wave Systems Corporation,
           Class A* .................           525
    400  WebEx Communications, Inc.*          4,568
  4,445  WebMD Corporation* .........        34,893
    400  webMethods, Inc.* ..........         6,880
    200  Websense, Inc.* ............         4,482
    868  Wind River Systems, Inc.* ..        10,060
    300  Wireless Facilities, Inc.* .         1,125
    200  WorldGate Communications,
           Inc.* ....................           312
    800  Xeta Technologies, Inc. ....         4,400
    300  Xpedior, Inc.* .............             2
  5,223  Yahoo!, Inc.* ..............        75,530


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Business Services (continued)
    100  Ziplink, Inc.* .............  $          1
    800  ZixIt Corporation* .........         3,160
                                       ------------
                                          5,657,716
                                       ------------

         Chemicals - 1.7%
  2,000  Air Products and Chemicals,
           Inc. .....................        97,000
  1,000  Airgas, Inc.* ..............        17,600
    500  Albemarle Corporation ......        11,855
    800  AMCOL International
           Corporation ..............         5,200
    150  Arch Chemicals, Inc.* ......         3,494
    300  Bio-Rad Laboratories, Inc.,
           Class A* .................        19,635
    400  Brady Corporation, Class A .        14,800
    400  Cabot Corporation ..........        13,072
    312  Cabot Microelectronics
           Corporation* .............        17,172
    300  Cambrex Corporation ........        12,417
    700  Celgene Corporation* .......        18,263
    100  ChemFirst, Inc. ............         2,475
  1,262  Crompton Corporation .......        12,544
    400  Cytec Industries, Inc.* ....        10,860
  8,011  Dow Chemical Company .......       250,584
  9,100  du Pont (E.I.) de Nemours &
           Company ..................       426,244
    600  Eastman Chemical Company ...        26,400
    400  Ferro Corporation ..........        10,704
    400  Fuller (H. B.) Company .....        10,672
     20  General Chemical Group,
           Inc.* ....................            55
    700  Georgia Gulf Corporation ...        16,807
    400  Great Lakes Chemical
           Corporation ..............         9,420
    200  Hauser, Inc.* ..............            80
  1,000  Hercules, Inc. .............        12,500
    400  International Specialty
           Products, Inc. ...........         3,468
    400  Lubrizol Corporation .......        13,160
  1,200  Lyondell Chemical Company ..        18,756
    500  MacDermid, Inc. ............        10,375
    600  Millennium Chemicals, Inc. .         8,190
  3,500  Minnesota Mining &
           Manufacturing Company ....       412,755

                                            Value
Shares                                     (Note 1)
------                                     --------
         Chemicals (continued)
    100  NuCo2, Inc.* ...............  $      1,268
    300  Oil-Dri Corporation of
           America ..................         2,385
    400  Olin Corporation ...........         6,756
    200  OM Group, Inc. .............        13,360
    200  OXiGENE, Inc.* .............           432
    200  Plymouth Rubber Company,
           Inc., Class A* ...........           280
    400  PolyOne Corporation ........         4,000
  1,400  PPG Industries, Inc. .......        71,890
  1,400  Praxair, Inc. ..............        81,060
    200  PubliCARD, Inc.* ...........            20
    300  Rogers Corporation* ........         9,300
  1,858  Rohm & Haas Company ........        71,366
    900  RPM, Inc. ..................        15,030
    700  Sigma-Aldrich Corporation ..        31,913
    700  Solutia, Inc. ..............         4,760
    400  SurModics, Inc.* ...........        14,160
    500  Techne Corporation* ........        14,770
    300  Tredegar Corporation .......         5,580
    500  Trex Company, Inc.* ........        11,000
    400  Twinlab Corporation* .......           504
    300  Valspar Corporation ........        13,284
    500  W.R. Grace & Company* ......         1,125
    100  Wellman, Inc. ..............         1,460
     80  Worldwide Xceed
           Group, Inc.* .............             1
                                       ------------
                                          1,862,261
                                       ------------

         Construction - 0.6%
    100  ACMAT Corporation, Class A*            975
    400  CARBO Ceramics, Inc. .......        15,800
    600  Centex Construction
           Products, Inc. ...........        19,500
    500  Centex Corporation .........        29,220
  1,800  Clayton Homes, Inc. ........        27,360
    100  Continental Materials
           Corporation* .............         2,080
    300  Craftmade International,
           Inc. .....................         4,839
    725  D.R. Horton, Inc. ..........        28,927
    800  Dal-Tile International,
           Inc.* ....................        19,840
    600  Dycom Industries, Inc.* ....         9,090


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Construction (continued)
    300  EMCOR Group, Inc.* .........  $     15,837
    100  Fiberstars, Inc.* ..........           299
    300  Florida Rock Industries,
           Inc. .....................        12,543
    600  Fluor Corporation ..........        22,746
    750  Granite Construction, Inc. .        16,148
    600  KB HOME ....................        26,190
    600  Lafarge Corporation ........        24,804
    600  Lennar Corporation .........        33,126
    150  LSI Industries, Inc. .......         2,994
    300  M/I Schottenstein Homes,
           Inc. .....................        17,544
    300  Martin Marietta Materials,
           Inc. .....................        12,525
  4,400  Masco Corporation ..........       123,508
  1,300  Massey Energy Company ......        18,382
    300  MasTec, Inc.* ..............         1,728
    200  Nobility Homes, Inc. .......         1,849
    160  Oakwood Homes Corporation* .         1,306
    300  Owens Corning, Inc. ........           657
    600  Palm Harbor Homes, Inc.* ...        12,480
    300  Performance Technologies,
           Inc.* ....................         2,837
    300  Puerto Rican Cement
           Company, Inc. ............         6,732
    400  Pulte Corporation ..........        20,776
    800  Quanta Services, Inc.* .....        12,336
    300  RMH Teleservices, Inc.* ....         4,797
    500  SBA Communications
           Corporation* .............         1,200
  1,500  Sherwin-Williams Company ...        39,630
    400  Standard Pacific
           Corporation ..............        11,432
    700  Stanley Works ..............        35,301
    100  Starrett (L. S.) Company,
           Class A ..................         2,030
    200  Texas Industries, Inc. .....         7,670
    300  Toll Brothers, Inc.* .......        14,712
    400  USG Corporation* ...........         2,800
    800  Vulcan Materials Company ...        38,664
    700  Walter Industries, Inc.* ...         8,113
    500  West Corporation* ..........        14,065
    200  Yankee Candle Company,
           Inc.* ....................         3,868
                                       ------------
                                            729,260
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------

         Consumer Durables - 0.4%
    600  Black & Decker Corporation .  $     29,100
    700  Champion Enterprises, Inc.*          6,181
    500  CompX International, Inc. ..         6,500
    600  Ethan Allen Interiors, Inc.         24,318
    800  Furniture Brands
           International, Inc.* .....        30,520
  3,500  Gemstar-TV Guide
           International, Inc.* .....        64,015
    420  Griffon Corporation ........         7,917
    500  Hillenbrand Industries,
           Inc. .....................        29,995
    600  Kimball International, Inc.,
           Class B ..................         9,432
    400  Koss Corporation ...........         6,560
    600  La-Z-Boy, Inc. .............        16,140
  1,600  Leggett & Platt, Inc. ......        41,040
    600  Maytag Corporation .........        23,958
    550  Mity-Lite, Inc.* ...........         6,517
    400  Mohawk Industries, Inc.* ...        25,172
    300  Recoton Corporation* .......         1,428
    400  Rent-A-Center, Inc.* .......        17,136
    350  Salton, Inc.* ..............         7,070
    600  SLI, Inc.* .................         1,392
    300  Thomas Industries, Inc. ....         7,926
    399  Virco Mfg. Corporation .....         3,691
     55  Water Pik Technologies,
           Inc.* ....................           479
    600  Whirlpool Corporation ......        45,060
                                       ------------
                                            411,547
                                       ------------

         Containers - 0.2%
    600  Ball Corporation ...........        25,374
    400  Bemis Company, Inc. ........        22,784
  1,100  Crown Cork & Seal
           Company, Inc. ............         6,303
    600  Graphic Packaging International
           Corporation* .............         2,580
    400  Greif Brothers Corporation,
           Class A ..................        13,300
    700  Ivex Packaging
           Corporation* .............        15,393


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Containers (continued)
    500  Mobile Mini, Inc.* .........  $     17,295
    800  Owens-Illinois, Inc.* ......        11,744
  1,100  Pactiv Corporation* ........        20,933
    600  Sealed Air Corporation* ....        26,988
    700  Sonoco Products Company ....        19,355
                                       ------------
                                            182,049
                                       ------------

         Cosmetics - 1.7%
    400  Alberto-Culver Company,
           Class B ..................        20,828
    300  Allou Health & Beauty Care,
           Inc., Class A* ...........         1,950
  2,000  Avon Products, Inc. ........       103,380
    200  Balchem Corporation,
           Class B ..................         4,060
    500  Church & Dwight Company,
           Inc. .....................        15,450
  2,000  Clorox Company .............        87,580
  4,900  Colgate-Palmolive Company ..       274,302
    115  Del Laboratories, Inc. .....         1,978
    800  Dial Corporation (The) .....        13,440
    200  Elizabeth Arden, Inc.* .....         1,480
  1,100  Estee Lauder Companies, Inc.,
           Class A ..................        34,320
 10,000  Gillette Company ...........       341,900
    800  International Flavors &
           Fragrances, Inc. .........        27,560
  1,200  Nu Skin Enterprises, Inc.,
           Class A* .................        12,000
 11,600  Procter & Gamble Company ...       983,564
    500  Revlon, Inc., Class A* .....         2,515
    500  Styling Technology
           Corporation* .............            10
    200  SunStar Healthcare, Inc.* ..             5
    100  Tristar Corporation* .......            13
                                       ------------
                                          1,926,335
                                       ------------

         Domestic Oil - 1.1%
    100  3TEC Engery Corporation* ...         1,510
    900  Amerada Hess Corporation ...        62,343
    800  Ashland, Inc. ..............        34,712
    300  Callon Petroleum Company* ..         1,305
  1,600  Chesapeake Energy
           Corporation* .............        10,032
  5,900  Conoco, Inc. ...............       163,194

                                            Value
Shares                                     (Note 1)
------                                     --------
         Domestic Oil (continued)
    500  CONSOL Energy, Inc. ........  $     11,625
  1,000  Diamond Offshore Drilling,
           Inc. .....................        28,970
    100  Encore Acquisition
           Company* .................         1,305
    100  Energy Partners, Ltd.* .....           825
    100  EXCO Resources, Inc.* ......         1,508
    600  Getty Realty Corporation ...        10,782
    900  Global Industries, Ltd.* ...         8,010
    400  Gulf Island Fabrication,
           Inc.* ....................         5,260
    100  GulfMark Offshore, Inc.* ...         3,464
    200  Holly Corporation ..........         3,760
    300  Houston Exploration
           Company* .................         9,405
    110  Howell Corporation .........         1,215
  1,100  Kerr-McGee Corporation .....        60,819
  3,100  Marathon Oil Corporation ...        85,250
    400  Murphy Oil Corporation .....        34,472
  1,312  Nabors Industries, Inc.* ...        46,537
    100  National-Oilwell, Inc.* ....         2,091
    500  Newfield Exploration
           Company* .................        18,145
    600  Nuevo Energy Company* ......         8,280
  2,000  Ocean Energy, Inc.* ........        36,500
    100  Patina Oil & Gas
           Corporation ..............         2,720
    700  Patterson-UTI Energy,
           Inc.* ....................        17,129
    700  Pennzoil-Quaker State
           Company ..................         9,870
  3,620  Phillips Petroleum Company .       213,978
    400  Pioneer Natural
           Resources Company ........         7,928
    500  Pogo Producing Company .....        13,500
    500  Pure Resources, Inc.* ......        10,000
    200  Quicksilver Resources,
           Inc.* ....................         4,036
    600  St. Mary Land &
           Exploration Company ......        13,020
    178  Stone Energy Corporation* ..         6,563
  1,000  Sunoco, Inc. ...............        38,520
    400  Superior Energy Services,
           Inc.* ....................         3,720
    300  TEPPCO Partners, L.P. ......         8,595
  1,100  Tesoro Petroleum
           Corporation* .............        12,870
    700  TransMontaigne, Inc.* ......         3,717
  3,163  Transocean Sedco Forex,
           Inc. .....................        88,596
    500  UNIFAB International,
           Inc.* ....................           115
  2,400  Unocal Corporation .........        86,232
  1,000  Varco International, Inc.* .        16,000


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Domestic Oil (continued)
    400  Vintage Petroleum, Inc. ....  $      4,200
    100  W-H Energy Services, Inc.* .         2,247
    100  Westport Resources
           Corporation* .............         1,822
    750  XTO Energy, Inc. ...........        14,130
                                       ------------
                                          1,230,827
                                       ------------

         Drugs & Medicine - 13.9%
    400  3 Dimensional Pharmaceuticals,
           Inc.* ....................         2,980
    200  aaiPharma, Inc.* ...........         5,652
 13,900  Abbott Laboratories ........       786,045
    600  Abgenix, Inc.* .............        10,830
    300  Accredo Health, Inc.* ......        15,495
    200  Aclara Biosciences, Inc.* ..           720
    100  Advanced Neuromodulation
           Systems, Inc.* ...........         3,267
    600  AdvancePCS* ................        19,152
    600  Albany Molecular Research,
           Inc.* ....................        16,650
    100  Alexion Pharmaceuticals,
           Inc.* ....................         2,141
    400  Alkermes, Inc.* ............         9,988
  1,300  Allergan, Inc. .............        84,292
    300  Allscripts Healthcare
           Solutions, Inc.* .........         1,425
    600  Alpharma, Inc., Class A ....        12,246
    600  American Healthways, Inc.* .        11,364
 11,800  American Home Products
           Corporation ..............       749,890
    100  American Medical Systems
           Holdings, Inc.* ..........         2,084
    870  AmerisourceBergen
           Corporation ..............        58,899
  9,400  Amgen, Inc.* ...............       545,012
    600  Andrx Group* ...............        20,070
    200  Antigenics, Inc.* ..........         2,608
    100  Aphton Corporation* ........         1,144
    900  Apogent Technologies,
           Inc.* ....................        21,609
    500  Apria Healthcare
           Group, Inc.* .............        10,795
    200  Ariad Pharmaceuticals,
           Inc.* ....................           754
    400  Arrow International, Inc. ..        18,292
    700  ArthroCare Corporation* ....         9,765
    900  Atrix Laboratories, Inc.* ..        18,738
    100  AVAX Technologies, Inc.* ...            51

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    400  AVI BioPharma, Inc.* .......  $      3,708
    100  AVIDYN, Inc.* ..............           285
    100  Avigen, Inc.* ..............           839
    400  Bard (C.R.), Inc. ..........        21,760
    300  Barr Laboratories, Inc.* ...        20,475
    400  Bausch & Lomb, Inc. ........        15,192
  5,600  Baxter International, Inc. .       310,688
    600  Beckman Coulter, Inc. ......        28,602
  2,500  Becton, Dickinson
           & Company ................        91,725
    400  Bio-Technology General
           Corporation* .............         2,120
  1,300  Biogen, Inc.* ..............        69,095
  2,550  Biomet, Inc. ...............        77,928
    200  Biopure Corporation* .......         1,388
    300  BioTime, Inc.* .............         1,170
    100  BioTransplant, Inc.* .......           579
  3,500  Boston Scientific
           Corporation* .............        78,260
 17,400  Bristol-Myers Squibb
           Company ..................       817,800
  4,235  Cardinal Health, Inc. ......       279,891
  2,500  Caremark Rx, Inc.* .........        43,625
     61  CareMatrix Corporation* ....             3
    400  Cell Pathways, Inc.* .......         1,776
    400  Cephalon, Inc.* ............        23,320
    300  Cerus Corporation* .........        14,109
    600  Charles River Laboratories
           International, Inc.* .....        17,796
  1,000  Chattem, Inc. ..............        17,050
  1,600  Chiron Corporation* ........        69,472
    100  CIMA Labs, Inc.* ...........         2,297
    200  Columbia Laboratories,
           Inc.* ....................           760
    900  Community Health Care* .....        20,070
    200  Cooper Companies, Inc. .....         9,458
    400  Corixa Corporation* ........         3,936
    100  Corvas International,
           Inc.* ....................           589
    800  Covance, Inc.* .............        14,200
    600  Cubist Pharmaceuticals,
           Inc.* ....................         8,454
     90  Curis, Inc.* ...............           239
    300  CV Therapeutics, Inc.* .....        11,593
    500  Cymer, Inc.* ...............        18,315
    600  CYTOGEN Corporation* .......         1,302
    900  Cytyc Corporation* .........        21,114


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    100  DataTRAK International,
           Inc.* ....................  $        330
    800  DaVita, Inc.* ..............        17,880
    400  Daxor Corporation ..........         7,060
    900  Dendreon Corporation* ......         2,925
    750  DENTSPLY International,
           Inc. .....................        24,877
    100  Diacrin, Inc.* .............           210
    300  Diagnostic Products
           Corporation ..............        10,755
    300  DJ Orthopedics, Inc.* ......         3,030
    500  Edwards Lifesciences
           Corporation* .............        14,265
    400  Emisphere Technologies,
           Inc.* ....................         6,216
    500  Endo Pharmaceuticals
           Holdings, Inc.* ..........         5,250
  1,000  Endocare, Inc.* ............        15,080
    700  EntreMed, Inc.* ............         5,390
    221  Enzo Biochem, Inc.* ........         4,009
    300  Enzon, Inc.* ...............        13,170
    100  EPIX Medical, Inc.* ........         1,292
    600  Express Scripts, Inc.,
           Class A* .................        31,062
    600  First Health Group
           Corporation* .............        13,788
    600  First Horizon Pharmaceutical
           Corporation* .............        12,444
  1,700  Forest Laboratories, Inc.* .       135,184
    200  Gene Logic, Inc.* ..........         3,234
    300  Genelabs Technologies,
           Inc.* ....................           552
  2,000  Genentech, Inc.* ...........        94,400
    100  Genome Therapeutics
           Corporation* .............           515
    700  Genta, Inc.* ...............         9,023
  2,000  Genzyme Corporation* .......        88,760
    196  Genzyme Corporation -
           Genzyme Biosurgery
           Division* ................         1,225
    100  Genzyme Molecular
           Oncology* ................           814
    100  Geron Corporation* .........           749
    900  Gilead Sciences, Inc.* .....        63,414
    500  GlycoGenesys, Inc.* ........           695
  2,900  Guidant Corporation* .......       120,350
    400  Guilford Pharmaceuticals,
           Inc.* ....................         3,400
    300  Haemonetics Corporation* ...         9,024
  4,500  HCA-The Healthcare Company .       183,285

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
  2,200  Health Management Associates,
           Inc., Class A*               $    38,830
    900  Health Net, Inc.* ..........        21,816
  3,400  HEALTHSOUTH Corporation* ...        40,494
    100  HEICO Corporation ..........         1,550
    530  Henry Schein, Inc.* ........        22,795
    400  Herbalife International, Inc.,
           Class A ..................         5,540
    400  Hologic, Inc.* .............         5,112
  1,000  Human Genome Sciences,
           Inc.* ....................        20,520
  1,300  Humana, Inc.* ..............        17,030
    200  Hyseq, Inc.* ...............         1,070
    600  i-STAT Corporation* ........         3,570
    500  ICN Pharmaceuticals, Inc. ..        13,925
  1,600  IDEC Pharmaceuticals
           Corporation* .............       100,512
    600  IDEXX Laboratories, Inc.* ..        15,648
    100  IGEN International, Inc.* ..         4,198
    200  ILEX Oncology, Inc.* .......         2,986
    800  ImClone Systems, Inc.* .....        17,928
  5,300  Immunex Corporation* .......       152,322
    300  ImmunoGen, Inc.* ...........         3,417
    900  Immunomedics, Inc.* ........        14,949
    200  IMPATH, Inc.* ..............         6,946
    100  INAMED Corporation* ........         2,789
    700  Incyte Genomics, Inc.* .....         7,693
    700  Inhale Therapeutic Systems,
           Inc.* ....................         9,023
    300  Integra LifeSciences
           Holdings* ................         8,430
    400  Invacare Corporation .......        13,416
    160  Inverness Medical
           Innovations, Inc.* .......         3,218
    600  Isis Pharmaceuticals,
           Inc.* ....................         8,802
  1,800  IVAX Corporation ...........        30,600
 27,610  Johnson & Johnson ..........     1,681,449
    300  K-V Pharmaceutical Company,
           Class A* .................         7,575
    100  Kendle International,
           Inc.* ....................         1,450
    200  Kensey Nash Corporation* ...         3,698
  2,174  King Pharmaceuticals,
           Inc.* ....................        67,524
    800  Laboratory Corporation of
           America Holdings* ........        65,184


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    300  Lexicon Genetics, Inc. .....  $      2,493
    305  LifePoint Hospitals, Inc.* .        10,016
  1,000  Ligand Pharmaceuticals, Inc.,
           Class B* .................        14,360
 10,100  Lilly (Eli) & Company ......       764,873
    800  Lincare Holdings, Inc.* ....        20,128
    900  Manor Care, Inc.* ..........        16,875
    200  Martek Biosciences
           Corporation* .............         5,376
    300  Maxim Pharmaceuticals,
           Inc.* ....................         1,692
  2,600  McKesson HBOC, Inc. ........        91,650
    700  Medarex, Inc.* .............        10,591
    200  Medical Advisory System,
           Inc.* ....................           740
    100  Medicines Company* .........         1,094
    200  Medicis Pharmaceutical
           Corporation, Class A* ....        11,198
  2,755  MedImmune, Inc.* ...........       113,589
    300  MedQuist, Inc.* ............         8,712
    100  Medstone International,
           Inc.* ....................           450
    110  MEDTOX Scientific, Inc.* ...         1,056
 10,868  Medtronic, Inc. ............       484,061
 20,423  Merck & Company, Inc. ......     1,252,543
    100  Meridian Medical
           Technologies, Inc.* ......         2,310
    100  Mesa Laboratories, Inc.* ...           699
    200  Mid Atlantic Medical
           Services, Inc.* ..........         5,322
  2,500  Millennium Pharmaceuticals,
           Inc.* ....................        46,950
    600  Mine Safety Appliances
           Company ..................        22,380
  1,300  Mylan Laboratories, Inc. ...        39,494
    400  National Health
           Realty, Inc. .............         6,340
    600  NBTY, Inc.* ................         8,904
    200  NCS HealthCare, Inc.,
           Class A* .................            22
    550  NeoPharm, Inc.* ............         9,350
    500  Neose Technologies, Inc.* ..        15,600
    200  NeoTherapeutics, Inc.* .....           570
    300  Neurocrine Biosciences,
           Inc.* ....................        10,647
    100  Neurogen Corporation* ......         1,340
    125  Nexell Therapeutics, Inc.* .           148
    700  Northfield Laboratories,
           Inc.* ....................         5,278
    200  Novavax, Inc.* .............         2,076
    200  Noven Pharmaceuticals,
           Inc* .....................         4,182

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    500  NPS Pharmaceuticals, Inc.* .  $     14,925
    900  Oakley, Inc.* ..............        14,562
    300  Ocular Sciences, Inc.* .....         7,890
    600  Omnicare, Inc. .............        12,690
    200  Onyx Pharmaceuticals, Inc.*            772
    100  OraSure Technologies, Inc.*            520
    200  Organogenesis, Inc.* .......           220
    510  Orthodontic Centers of
           America, Inc.* ...........        12,719
    400  Owens & Minor, Inc. ........         7,600
    700  Oxford Health Plans, Inc.* .        25,445
    200  PacifiCare Health Systems,
           Inc.* ....................         2,950
    700  PAREXEL International
           Corporation* .............        10,668
    600  Patterson Dental Company* ..        24,342
    500  Pediatrix Medical
           Group, Inc.* .............        19,325
    900  Perrigo Company* ...........        10,071
 56,644  Pfizer, Inc. ...............     2,320,138
    500  Pharmaceutical Product
           Development, Inc.* .......        15,580
    400  Pharmaceutical Resources,
           Inc. .....................         6,800
 11,500  Pharmacia Corporation ......       472,075
    800  Pharmacopeia, Inc.* ........         9,880
    300  Pharmos Corporation* .......           543
    900  PRAECIS Pharmaceuticals,
           Inc.* ....................         4,050
    300  Precept Business Services,
           Inc., Class A* ...........             2
    400  Progenics Pharmaceuticals,
           Inc.* ....................         5,256
    300  Province Healthcare
           Company* .................         8,439
    900  PSS World Medical, Inc.* ...         8,055
  1,000  Quest Diagnostic, Inc.* ....        70,910
    200  Quidel Corporation* ........         1,250
    779  Quintiles Transnational
           Corporation* .............        12,939
    300  Regeneration Technologies,
           Inc.* ....................         1,524
    600  Regeneron Pharmaceuticals,
           Inc.* ....................        13,626
    500  Renal Care Group, Inc.* ....        15,350
    300  ResMed, Inc.* ..............        10,908
    600  Respironics, Inc.* .........        17,640
    600  Rochester Medical
           Corporation* .............         3,150
    300  Sangamo BioSciences, Inc.* .         2,580


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    100  SangStat Medical
           Corporation* .............  $      2,110
 13,100  Schering-Plough
           Corporation ..............       451,819
    300  SciClone Pharmaceuticals,
           Inc.* ....................           690
    800  Scios, Inc.* ...............        15,992
    700  Sepracor, Inc.* ............        30,114
    400  Serologicals Corporation* ..         6,028
    800  SICOR, Inc.* ...............        12,800
    300  SonoSite, Inc.* ............         5,940
    200  Spacelabs Medical, Inc.* ...         2,870
    900  St. Jude Medical, Inc. .....        70,470
    200  STAAR Surgical Company* ....           960
    100  StemCells, Inc.* ...........           260
    700  STERIS Corporation* ........        14,364
  1,700  Stryker Corporation ........       104,550
    599  Sybron Dental Specialties,
           Inc.* ....................        11,375
    300  Syncor International
           Corporation* .............         7,875
    300  Tanox, Inc.* ...............         4,134
    200  Targeted Genetics
          Corporation* ..............           412
  3,100  Tenet Healthcare
           Corporation* .............       179,025
    600  Thoratec Corporation* ......         8,400
    300  Titan Pharmaceuticals,
           Inc.* ....................         1,950
    300  Transkaryotic Therapies,
           Inc.* ....................        11,466
    505  Triad Hospitals, Inc.* .....        15,453
    900  Triangle Pharmaceuticals,
           Inc.* ....................         5,058
    300  Trigon Healthcare, Inc.* ...        21,510
    200  Trimeris, Inc.* ............         7,640
    100  Trover Solutions, Inc.* ....           513
    100  United Therapeutics
           Corporation* .............         1,270
  2,937  UnitedHealth Group, Inc. ...       212,903
    100  Universal Display
           Corporation* .............           865
    400  Universal Health Services,
           Inc., Class B* ...........        15,396
     88  US Oncology, Inc.* .........           713
    300  Valentis, Inc.* ............           429
    400  Ventana Medical Systems,
           Inc.* ....................         8,000
    762  Vertex Pharmaceuticals,
           Inc.* ....................        16,619
    199  Viasys Healthcare, Inc.* ...         4,372
    100  Vical, Inc.* ...............           837
    100  ViroPharma, Inc.* ..........         1,570
    300  Vital Signs, Inc. ..........         9,954
    900  Watson Pharmaceuticals,
           Inc.* ....................        26,352

                                            Value
Shares                                     (Note 1)
------                                     --------
         Drugs & Medicine (continued)
    700  WellPoint Health Networks,
           Inc.* ....................  $     85,134
    100  West Pharmaceutical
           Services, Inc. ...........         2,895
  1,200  XOMA, Ltd.* ................         9,648
  1,700  Zimmer Holdings, Inc.* .....        60,792
    300  Zoll Medical Corporation* ..        10,440
    100  Zonagen, Inc.* .............           476
                                       ------------
                                         15,509,553
                                       ------------

         Electronics - 6.0%
    600  ACT Manufacturing, Inc.* ...           186
    800  Acxiom Corporation* ........        11,680
  5,930  ADC Telecommunications,
           Inc.* ....................        21,348
    100  ADE Corporation* ...........         1,006
    597  Adelphia Business
           Solutions, Inc.* .........            48
  1,700  Adelphia Communications
           Corporation, Class A* ....        37,315
  2,800  Advanced Micro Devices,
           Inc.* ....................        37,800
    900  Advanced Radio Telecom
           Corporation*+ ............             1
  4,346  Agilent Technologies,
           Inc.* ....................       135,378
    225  Alliant Techsystems, Inc.* .        21,130
    700  Alpha Industries, Inc.* ....        10,787
  3,700  Altera Corporation* ........        70,559
  1,400  American Power Conversion
           Corporation* .............        18,326
    100  American Science and
           Engineering, Inc.* .......         1,480
  1,200  Amkor Technology, Inc.* ....        16,656
    300  Amphenol Corporation,
           Class A* .................        12,654
    100  Amtech Systems, Inc.* ......           610
    250  ANADIGICS, Inc.* ...........         2,367
  3,400  Analog Devices, Inc.* ......       126,514
    200  Anaren Microwave, Inc.* ....         2,540
    800  Andrew Corporation* ........        13,448
    500  Anixter International,
           Inc.* ....................        12,935
  1,800  Applied Biosystems Group -
           Applera Corporation ......        40,680
  7,229  Applied Materials, Inc.* ...       314,245


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
  2,346  Applied Micro Circuits
           Corporation* .............  $     18,041
    300  APW Ltd.* ..................            63
    300  Arris Group, Inc.* .........         2,544
  1,200  Arrow Electronics, Inc.* ...        32,160
    300  Artisan Components, Inc.* ..         4,002
    100  Astronics Corporation* .....           939
    300  AstroPower, Inc.* ..........        10,458
  1,100  Asyst Technologies, Inc.* ..        18,458
  4,200  Atmel Corporation* .........        30,366
    600  ATMI, Inc.* ................        15,372
    900  Audiovox Corporation,
           Class A* .................         5,949
  1,900  Avanex Corporation* ........         6,184
  1,000  Avnet, Inc.* ...............        26,260
  1,300  AVX Corporation ............        23,491
    300  Aware, Inc.* ...............         1,926
    300  AXT, Inc.* .................         2,697
    500  BEI Technologies, Inc. .....         8,060
    100  Bel Fuse, Inc., Class A* ...         1,990
    200  Boston Acoustics, Inc. .....         2,094
  2,400  Broadcom Corporation,
           Class A* .................        73,560
    500  Bruker Daltonics, Inc.* ....         4,475
    300  C & D Technologies, Inc. ...         5,970
    600  Cable Design Technologies
           Corporation* .............         6,960
  2,200  Cadence Design Systems,
           Inc.* ....................        46,530
    200  Caliper Technologies
           Corporation* .............         2,194
    750  Candela Corporation* .......         2,827
    600  Captaris, Inc.* ............         1,800
    700  Celeritek, Inc.* ...........         6,265
  2,900  CIENA Corporation* .........        22,504
    700  Cirrus Logic, Inc.* ........        10,801
  1,997  CMGI, Inc.* ................         2,936
    500  Coherent, Inc.* ............        14,190
    700  CommScope, Inc.* ...........        11,550
    300  Communications Systems,
           Inc. .....................         2,241
  2,800  Conexant Systems, Inc.* ....        28,672
    600  Cox Radio, Inc., Class A* ..        15,114
    600  Cree, Inc.* ................         8,442
    400  Cubic Corporation ..........        21,948

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
    900  Cypress Semiconductor
           Corporation* .............  $     17,865
    300  DDi Corporation* ...........         2,862
    800  DMC Stratex Networks,
           Inc.* ....................         3,584
    400  DSP Group, Inc.* ...........         8,056
    300  Ducommun, Inc. .............         4,170
    200  DuPont Photomasks, Inc.* ...         8,596
    300  e.spire Communications,
           Inc.* ....................            10
    100  EDO Corporation ............         2,655
    300  Electro Scientific
           Industries, Inc.* ........         9,588
    400  Electronics Boutique Holdings
           Corporation* .............        13,964
    600  Electronics for Imaging,
           Inc.* ....................        11,640
    500  EMCORE Corporation* ........         3,810
    600  Emulex Corporation* ........        19,476
    100  Energy Conversion Devices,
           Inc.* ....................         1,895
    375  Engineered Support Systems,
           Inc. .....................        15,000
    400  Environmental Tectonics
           Corporation* .............         2,580
    200  Espey Mfg. & Electronics
           Corporation ..............         3,970
    600  ESS Technology, Inc.* ......        12,504
    500  Exar Corporation* ..........         9,170
    700  Fairchild Semiconductor
           International Corporation,
           Class A* .................        18,025
    100  FEI Company* ...............         2,865
    800  FuelCell Energy, Inc.* .....        12,208
    100  Fusion Medical
           Technologies, Inc.* ......           973
    100  General Cable Corporation ..         1,180
    600  Genzyme Transgenics
           Corporation* .............         2,070
    600  Getty Images, Inc.* ........        15,408
  1,434  GlobespanVirata, Inc.* .....        16,075
    400  Harman International
           Industries, Inc. .........        18,720
  1,200  Harmonic, Inc.* ............        12,768
    500  Harris Corporation .........        17,125
    563  Hearst-Argyle Television,
           Inc.* ....................        11,626
    900  Hollywood Entertainment
           Corporation* .............        12,780


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
    100  Hungarian Telephone and
           Cable Corporation* .......  $        500
    100  Hutchinson Technology,
           Inc.* ....................         2,125
    200  Illumina, Inc.* ............         1,372
    700  Integrated Circuit Systems,
           Inc.* ....................        12,957
 60,516  Intel Corporation ..........     1,729,547
  1,000  Interactive Data
           Corporation* .............        16,250
    500  International Rectifier
           Corporation* .............        18,360
    800  Intersil Holding
           Corporation* .............        21,904
    100  Itron, Inc.* ...............         2,515
    700  ITT Industries, Inc. .......        41,300
    600  Ixia* ......................         4,740
    200  IXYS Corporation* ..........         1,802
  1,800  Jabil Circuit, Inc.* .......        33,570
    600  Jaco Electronics, Inc. .....         3,121
 12,530  JDS Uniphase Corporation* ..        60,770
    200  JNI Corporation* ...........         1,412
    300  Keithley Instruments, Inc. .         5,811
    600  KEMET Corporation* .........         9,774
    100  Kewaunee Scientific
           Corporation ..............         1,031
  1,700  KLA-Tencor Corporation* ....        98,447
  1,300  Kopin Corporation* .........         9,516
    900  Lam Research Corporation* ..        19,476
    800  Lattice Semiconductor
           Corporation* .............        13,744
    700  LightPath Technologies,
           Inc., Class A* ...........         1,099
  3,000  Linear Technology
           Corporation ..............       110,490
  1,700  Loral Space &
           Communications Ltd.* .....         3,383
  3,390  LSI Logic Corporation* .....        50,816
 28,486  Lucent Technologies, Inc. ..       159,237
    640  Macromedia, Inc.* ..........        11,200
  3,090  Maxim Integrated Products,
           Inc.* ....................       141,398
    600  Maxwell Technologies,
           Inc. .....................         5,280
    800  Measurement Specialties,
           Inc.* ....................         5,560
    800  MEMC Electronic Materials,
           Inc.* ....................         3,008
    400  Mestek, Inc.* ..............         9,160
    900  Metawave Communications
           Corporation* .............           963

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
    300  Methode Electronics, Inc.,
           Class A ..................  $      2,715
  5,600  Micron Technology, Inc.* ...       180,040
    500  Microsemi Corporation ......         6,745
    500  MKS Instruments, Inc.* .....        13,430
    100  MOCON, Inc. ................           935
  2,025  Molex, Inc. ................        59,940
 20,841  Motorola, Inc. .............       270,933
  1,900  MRV Communications, Inc.* ..         4,769
    100  MTS Systems Corporation ....         1,045
    600  Nanometrics, Inc.* .........         9,012
  1,900  National Semiconductor
           Corporation* .............        47,785
    400  NeoMagic Corporation* ......         1,280
    100  Netopia, Inc.* .............           399
    300  Netro Corporation* .........           888
  1,300  New Focus, Inc.* ...........         3,198
  7,300  Nextel Communications, Inc.,
           Class A* .................        36,427
  1,660  Novellus Systems, Inc.* ....        70,699
    200  Nu Horizons Electronics
           Corporation* .............         1,748
  1,400  NVIDIA Corporation* ........        71,414
    200  ParkerVision, Inc.* ........         4,050
    100  Parlex Corporation* ........         1,280
    400  Pericom Semiconductor
           Corporation* .............         4,600
  1,017  PerkinElmer, Inc. ..........        23,391
    900  Pixelworks, Inc.* ..........         9,459
    700  Plantronics, Inc.* .........        14,000
  1,700  Power-One, Inc.* ...........        11,951
    300  PRI Automation, Inc.* ......         6,744
    800  QLogic Corporation* ........        29,800
  7,200  QUALCOMM, Inc.* ............       239,400
    800  Rambus, Inc.* ..............         5,480
  1,600  Rational Software
           Corporation* .............        29,696
    500  Rayovac Corporation* .......         6,800
    100  Reliability, Inc.* .........           275
  1,050  REMEC, Inc.* ...............         8,211
  1,400  RF Micro Devices, Inc.* ....        21,896
  1,072  Riverstone Networks, Inc.* .         4,095


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
    300  Rudolph Technologies,
           Inc.* ....................  $     11,130
  4,736  Sanmina-SCI Corporation* ...        48,070
  1,300  Scientific-Atlanta, Inc. ...        29,081
  1,000  Semtech Corporation* .......        30,180
    500  Silicon Laboratories,
           Inc.* ....................        13,010
  1,800  Silicon Storage Technology,
           Inc.* ....................        16,020
    300  Siliconix, Inc.* ...........         7,920
    100  SMTEK International, Inc.* .           340
  7,618  Solectron Corporation* .....        63,001
    200  Spectrian Corporation* .....         2,454
    900  SpeedFam-IPEC, Inc.* .......         2,394
  1,987  Symbol Technologies, Inc. ..        17,148
    400  Technitrol, Inc. ...........         8,712
    500  Tekelec* ...................         5,850
    800  Tektronix, Inc.* ...........        19,128
  3,700  Tellabs, Inc.* .............        37,962
  1,000  Tellium, Inc.* .............         2,090
  1,500  Teradyne, Inc.* ............        50,265
  1,800  Terayon Communication
           Systems, Inc.* ...........        10,638
 15,522  Texas Instruments, Inc. ....       455,571
    300  Therma-Wave, Inc.* .........         3,390
  1,365  Thermo Electron
           Corporation* .............        27,778
    600  Thomas & Betts Corporation .        11,460
    300  THQ, Inc.* .................        13,518
  1,000  Three-Five Systems, Inc.* ..        13,010
    500  Tollgrade Communcations,
           Inc.* ....................        10,725
  1,300  Transmeta Corporation* .....         3,978
    650  TranSwitch Corporation* ....         1,865
  1,115  TriQuint Semiconductor,
           Inc.* ....................        10,091
    200  TTM Technologies, Inc.* ....         1,758
    200  Tvia, Inc.* ................           300
    200  Tweeter Home Entertainment
           Group, Inc.* .............         3,400
    400  Unitil Corporation .........        10,280
    600  Varian Medical Systems,
           Inc. .....................        24,228
    300  Varian Semiconductor Equipment
           Associates, Inc.* ........        10,206
    300  Varian, Inc.* ..............        10,233
    400  Vicor Corporation* .........         4,900
  1,256  Vishay Intertechnology,
           Inc.* ....................        22,244

                                            Value
Shares                                     (Note 1)
------                                     --------
         Electronics (continued)
    600  VISX, Inc.* ................  $      9,018
  1,500  Vitesse Semiconductor
           Corporation* .............        10,530
  1,300  Waters Corporation* ........        40,625
    200  Western Digital
           Corporation* .............         1,162
    500  Western Wireless Corporation,
           Class A* .................         4,065
    100  Wilson Greatbatch
           Technologies, Inc.* ......         2,584
    300  WJ Communications, Inc.* ...           900
  3,100  Xilinx, Inc.* ..............       111,352
                                       ------------
                                          6,713,676
                                       ------------

         Energy & Utilities - 3.1%
    400  Active Power, Inc.* ........         1,592
  4,885  AES Corporation* ...........        25,207
    500  AGL Resources, Inc. ........        11,125
  1,000  Allegheny Energy, Inc. .....        34,570
    500  ALLETE .....................        14,295
    600  Alliant Energy Corporation .        17,406
  1,400  Ameren Corporation .........        57,218
  3,080  American Electric Power
           Company, Inc. ............       135,058
    900  American Water Works
           Company, Inc. ............        38,799
    200  Artesian Resources Corporation,
           Class A ..................         6,100
    500  Atmos Energy Corporation ...        11,150
    200  Black Hills Corporation ....         5,536
    500  California Water Service
           Group ....................        12,365
  2,500  Calpine Corporation* .......        18,375
    500  Cascade Natural Gas
           Corporation ..............         9,665
    248  Catalytica Energy Systems,
           Inc.* ....................           868
    200  CH Energy Group, Inc. ......         9,224
    100  Chesapeake Utilities
           Corporation ..............         1,915
  1,300  Cinergy Corporation ........        41,340
    100  Cleco Corporation ..........         2,160
  1,200  CMS Energy Corporation .....        26,160
    500  Conectiv, Inc. .............        12,345
    300  Connecticut Water Service,
           Inc. .....................         8,427
  2,100  Consolidated Edison, Inc. ..        85,680


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Energy & Utilities (continued)
  1,300  Constellation Energy
           Group, Inc. ..............  $     37,544
    400  Covanta Energy
           Corporation* .............           256
  2,599  Dominion Resources, Inc. ...       151,470
  1,100  DPL, Inc. ..................        25,421
    500  DQE, Inc. ..................        10,250
  1,400  DTE Energy Company .........        57,988
  7,300  Duke Energy Corporation ....       257,690
  3,332  Dynegy, Inc., Class A ......        85,199
  2,600  Edison International .......        41,080
  4,814  El Paso Corporation ........       188,131
    500  Empire District Electric
           Company ..................        10,265
    200  Energen Corporation ........         4,508
    700  Energy East Corporation ....        13,664
    200  EnergySouth, Inc. ..........         5,320
  1,900  Entergy Corporation ........        78,432
    600  Equitable Resources, Inc. ..        19,608
  3,062  Exelon Corporation .........       150,895
  3,100  FirstEnergy Corporation ....       113,460
  1,500  FPL Group, Inc. ............        79,665
    400  Great Plains Energy, Inc. ..        10,212
    300  Hawaiian Electric
           Industries, Inc. .........        12,852
    200  IDACORP, Inc. ..............         7,650
  1,100  KeySpan Corporation ........        35,255
  1,100  Kinder Morgan, Inc. ........        45,100
    100  Laclede Group (The), Inc. ..         2,315
    400  Madison Gas & Electric
           Company ..................        10,632
    500  MDU Resources Group, Inc. ..        14,575
    150  Middlesex Water Company ....         3,412
  3,766  Mirant Corporation* ........        32,689
    500  National Fuel Gas Company ..        12,225
    200  New Jersey Resources
           Corporation ..............         9,118
    300  NICOR, Inc. ................        12,555
  1,890  NiSource, Inc. .............        39,671
  1,700  Northeast Utilities ........        31,246
    300  Northwest Natural Gas
           Company ..................         7,902
    100  NorthWestern Corporation ...         2,205
    500  NRG Energy, Inc.* ..........         5,790
    495  NSTAR ......................        21,701
    300  NUI Corporation ............         6,813
    600  OGE Energy Corporation .....        13,158

                                            Value
Shares                                     (Note 1)
------                                     --------
         Energy & Utilities (continued)
    300  ONEOK, Inc. ................  $      5,472
    400  Pennichuck Corporation .....        10,020
    300  Peoples Energy Corporation .        11,145
  3,400  PG&E Corporation ...........        72,114
    553  Philadelphia Suburban
           Corporation ..............        12,841
    300  Piedmont Natural Gas
           Company, Inc. ............         9,603
    600  Pinnacle West Capital
           Corporation ..............        24,336
    100  PNM Resources, Inc. ........         2,694
    800  Potomac Electric Power
           Company ..................        17,568
  1,200  PPL Corporation ............        39,132
  1,941  Progress Energy, Inc. ......        86,840
  1,800  Public Service Enterprise
           Group, Inc. ..............        75,906
    700  Puget Energy, Inc. .........        15,120
    500  Questar Corporation ........        11,165
  2,700  Reliant Energy, Inc. .......        56,160
    300  RGS Energy Group, Inc. .....        11,838
  1,279  SCANA Corporation ..........        35,492
  2,000  Sempra Energy ..............        44,640
  6,500  Southern Company ...........       165,100
    579  Southern Union Company* ....        10,098
    300  Streicher Mobile Fueling,
           Inc.* ....................           354
  1,200  TECO Energy, Inc. ..........        29,976
  1,300  Touch America Holdings,
           Inc.* ....................         4,225
  2,700  TXU Corporation ............       137,349
    400  UGI Corporation ............        11,560
    200  UIL Holdings Corporation ...        10,994
    600  UniSource Energy
           Corporation* .............        10,644
    917  UtiliCorp United, Inc. .....        20,211
    433  Vectren Corporation ........        10,825
    400  Veritas DGC, Inc.* .........         5,524
    600  Western Resources, Inc. ....        10,200
    400  WGL Holdings, Inc. .........        10,680
  4,900  Williams Companies, Inc. ...        75,705
  1,000  Wisconsin Energy
           Corporation ..............        24,170


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     ---------
         Energy & Utilities (continued)
    300  WPS Resources Corporation ..  $     11,679
  3,385  Xcel Energy, Inc. ..........        80,055
                                       ------------
                                          3,425,937
                                       ------------

         Energy - Raw Materials - 1.3%
    100  Adams Resources &
           Energy, Inc. .............           835
    100  Alpine Group, Inc.* ........           150
  2,328  Anadarko Petroleum
           Corporation ..............       121,289
  1,170  Apache Corporation .........        61,717
    598  Arch Coal, Inc. ............        10,854
    300  Atwood Oceanics, Inc.* .....        11,985
  3,200  Baker Hughes, Inc. .........       112,992
    200  Barnwell Industries, Inc. ..         4,040
  1,600  BJ Services Company* .......        53,040
    400  Buckeye Partners, L.P. .....        14,400
  1,800  Burlington Resources, Inc. .        67,644
    500  Cabot Oil & Gas Corporation,
           Class A ..................        10,050
    800  Cooper Cameron
           Corporation* .............        35,920
    400  Dawson Geophysical
           Company* .................         3,208
  1,356  Devon Energy Corporation ...        59,230
  1,200  ENSCO International, Inc. ..        30,564
    400  Enterprise Products
           Partners L.P. ............        19,880
  1,100  EOG Resources, Inc. ........        38,709
    200  Evergreen Resources, Inc.* .         8,360
    343  FMC Technologies, Inc.* ....         6,383
    500  Forest Oil Corporation* ....        12,845
    700  Friede Goldman
           International, Inc.* .....            77
    700  Grant Prideco, Inc.* .......         8,757
    405  Greka Energy Corporation* ..         2,511
  3,600  Halliburton Company ........        59,256
    900  Key Energy Services, Inc.* .         8,262
    100  Key Production Company,
           Inc.* ....................         1,685
    500  Kirby Corporation ..........        15,225
    100  Lynx Therapeutics, Inc.* ...           265
  1,100  McDermott International,
           Inc. .....................        15,752
    500  Newpark Resources, Inc.* ...         3,320
    400  NL Industries, Inc. ........         5,912
    400  Noble Affiliates, Inc. .....        14,480
  1,200  Noble Drilling
           Corporation* .............        42,276

                                            Value
Shares                                     (Note 1)
------                                     --------
         Energy - Raw Materials (continued)
  3,500  Occidental Petroleum
           Corporation ..............  $     93,940
    200  Offshore Logistics, Inc.* ..         3,316
    400  Penn Virginia Corporation ..        14,444
    400  Plains All America
           Pipeline, L.P. ...........         9,972
    100  Plains Resources, Inc.* ....         2,250
    300  Prima Energy Corporation* ..         6,522
    100  Reliant Resources, Inc.* ...         1,056
    700  Rowan Companies, Inc.* .....        13,055
    100  Royale Energy, Inc.* .......           571
  5,100  Schlumberger, Ltd. .........       296,871
    500  Smith International, Inc.* .        32,325
    400  Swift Energy Company* ......         7,216
    500  Tidewater, Inc. ............        19,490
    100  Tom Brown, Inc.* ...........         2,688
    600  Trico Marine Services,
           Inc.* ....................         4,146
    100  Unit Corporation* ..........         1,396
  1,000  USEC, Inc. .................         6,880
  1,000  Valero Energy Corporation ..        42,830
  1,100  Weatherford International,
           Inc.* ....................        50,710
    400  Western Gas Resources,
           Inc. .....................        12,824
                                       ------------
                                          1,484,375
                                       ------------

         Food & Agriculture - 3.3%
    400  7-Eleven, Inc.* ............         3,572
    600  Andersons, Inc. ............         6,067
  5,901  Archer-Daniels-Midland
         Company ....................        81,729
    500  Aurora Foods, Inc.* ........         2,100
    100  Bob Evans Farms, Inc. ......         2,773
  3,500  Campbell Soup Company ......        93,590
    100  Coca-Cola Bottling Co.
           Consolidated .............         4,425
 22,400  Coca-Cola Company ..........     1,061,536
  3,900  Coca-Cola Enterprises, Inc.         67,977
  4,773  ConAgra, Inc. ..............       111,736
    100  Consolidated-Tomoka Land
           Company ..................         2,010
    400  Corn Products International,
           Inc. .....................        12,300
    328  Dean Foods Company* ........        23,508
    800  Del Monte Foods Company* ...         6,720
    400  Delta & Pine Land Company ..         7,576


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Food & Agriculture (continued)
    300  Dole Food Company, Inc. ....  $      8,859
    400  Dreyer's Grand Ice Cream,
           Inc. .....................        17,484
    700  Eden Bioscience
           Corporation* .............         1,295
    100  Embrex, Inc.* ..............         1,790
    100  Farmer Brothers Company ....        28,860
    700  Fleming Companies, Inc. ....        11,410
    330  Flowers Foods, Inc.* .......         8,171
    100  Fresh America Corporation* .            11
    400  Fresh Brands, Inc. .........         7,200
    300  Fresh Del Monte Produce,
           Inc.* ....................         5,235
    200  Gehl Co. ...................         3,290
  3,200  General Mills, Inc. ........       147,936
    100  Griffin Land & Nurseries,
           Inc.* ....................         1,490
    350  Group 1 Software, Inc.* ....         4,987
    600  Hain Celestial Group,
           Inc.* ....................        12,330
  3,300  Heinz (H.J.) Company .......       134,541
  1,300  Hershey Foods Corporation ..        91,845
  1,000  Hormel Foods Corporation ...        27,370
  1,000  IMC Global, Inc. ...........        13,300
    200  International Multifoods
           Corporation ..............         4,210
    600  Interstate Bakeries
           Corporation ..............        15,138
  3,500  Kellogg Company ............       120,925
    100  Lance, Inc. ................         1,445
    100  LESCO, Inc. ................           771
    400  Marsh Supermarkets, Inc.,
           Class B ..................         5,600
    100  Maui Land & Pineapple
           Company, Inc. ............         2,101
    500  McCormick & Company, Inc. ..        24,500
    200  Mississippi Chemical
           Corporation ..............           692
    400  Monsanto Company ...........        12,384
    100  Neogen Corporation* ........         1,496
  2,400  Pepsi Bottling Group, Inc. .        59,640
  1,000  PepsiAmericas, Inc. ........        13,720
 15,730  PepsiCo, Inc. ..............       794,365
    150  Pilgrim's Pride Corporation,
           Class A ..................         1,414
    600  Pilgrim's Pride Corporation,
           Class B* .................         7,440
    600  Ralcorp Holdings, Inc.* ....        15,720

                                            Value
Shares                                     (Note 1)
------                                     --------
         Food & Agriculture (continued)
    500  Sanderson Farms, Inc. ......  $     12,795
  6,800  Sara Lee Corporation .......       142,256
    300  Scotts Company (The),
           Class A* .................        14,103
    100  Seneca Foods Corporation,
           Class A* .................         1,410
    700  Sensient Technologies
           Corporation ..............        14,903
    800  Smithfield Foods, Inc.* ....        19,760
    400  Smucker (J.M.) Company,
           Class A ..................        13,976
    100  Standard Commercial
           Corporation ..............         1,870
    900  SUPERVALU, Inc. ............        23,355
  6,200  Sysco Corporation ..........       183,334
    400  Tasty Baking Company .......         7,600
    321  Tootsie Roll Industries,
           Inc. .....................        14,236
  2,785  Tyson Foods, Inc.,
           Class A ..................        36,177
    200  United Natural Foods,
           Inc.* ....................         4,744
    400  Village Super Market, Inc.,
           Class A* .................        11,540
    400  Whole Foods Market, Inc.* ..        17,780
    450  Wild Oats Markets, Inc.* ...         3,623
  2,100  Wrigley (Wm.) Jr. Company ..       117,684
                                       ------------
                                          3,737,730
                                       ------------

         Gold - 0.0%***
    700  Comstock Resources, Inc.* ..         4,620
    300  Meridian Gold, Inc.* .......         3,939
  1,600  Newmont Mining Corporation .        38,592
                                       ------------
                                             47,151
                                       ------------

         Insurance - 4.3%
    600  21st Century Insurance
           Group ....................        10,230
  1,400  Aetna, Inc.* ...............        49,084
  4,500  AFLAC, Inc. ................       115,650
    600  Alfa Corporation ...........        16,320
    100  Alleghany Corporation ......        19,425
    400  Allmerica Financial
           Corporation ..............        17,392
  6,800  Allstate Corporation .......       238,136
    900  Ambac Financial Group,
           Inc. .....................        55,845
    500  American Financial
           Group, Inc. ..............        13,160


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Insurance (continued)
 23,505  American International
           Group, Inc. ..............  $  1,738,665
    200  American National Insurance
           Company ..................        17,842
    400  AmerUs Group Company .......        13,672
  2,400  Aon Corporation ............        83,112
    300  Arch Capital Group Ltd.* ...         8,070
    500  Argonaut Group, Inc. .......        10,025
  1,600  Chubb Corporation ..........       120,224
  1,400  CIGNA Corporation ..........       125,580
  1,400  Cincinnati Financial
           Corporation ..............        56,294
  2,000  CNA Financial Corporation* .        58,020
    100  CNA Surety Corporation .....         1,430
    400  Commerce Group, Inc. .......        14,876
  3,100  Conseco, Inc. ..............        11,625
    700  Crawford & Company,
           Class B ..................         8,505
    310  Delphi Financial Group, Inc.,
           Class A* .................        11,529
    400  Erie Indemnity Company,
           Class A ..................        15,712
    300  FBL Financial Group, Inc.,
           Class A ..................         5,385
    740  Fidelity National Financial,
           Inc. .....................        19,625
    667  First American Financial
           Corporation ..............        13,200
    200  First United Corporation ...         3,204
    100  FPIC Insurance Group,
           Inc.* ....................         1,241
    800  Fremont General
           Corporation ..............         4,224
    700  Gallagher (Arthur J.) &
           Company ..................        24,402
    100  Great American Financial
           Resources, Inc. ..........         1,699
    300  Harleysville Group, Inc. ...         7,641
  2,100  Hartford Financial Services
           Group, Inc. ..............       140,700
    600  HCC Insurance Holdings,
           Inc. .....................        16,908
    400  Hilb, Rogal & Hamilton
           Company ..................        14,220
    500  Horace Mann Educators
           Corporation ..............        11,270
    100  Insurance Management Solutions
           Group, Inc.* .............           320
  1,300  Jefferson-Pilot
           Corporation ..............        65,741

                                            Value
Shares                                     (Note 1)
------                                     --------
         Insurance (continued)
    200  Kansas City Life Insurance
           Company ..................  $      7,240
    100  Liberty Corporation ........         4,230
  1,800  Lincoln National
           Corporation ..............        92,178
  1,700  Loews Corporation ..........        99,161
    100  Markel Corporation* ........        19,900
  2,600  Marsh & McLennan
           Companies, Inc. ..........       274,430
  1,400  MBIA, Inc. .................        81,830
    200  Merchants Group, Inc. ......         4,375
    300  Mercury General Corporation         12,960
  6,400  MetLife, Inc. ..............       204,032
  1,000  MGIC Investment Corporation         67,120
    400  MONY Group, Inc.* ..........        15,792
    200  Nationwide Financial Services,
           Inc., Class A ............         8,096
    100  Navigators Group, Inc.* ....         2,059
    100  NYMAGIC, Inc. ..............         1,993
    300  Odyssey Re Holdings
           Corporation ..............         4,971
    800  Ohio Casualty Corporation ..        14,992
  1,100  Old Republic International
           Corporation ..............        35,156
    300  Penn Treaty American
           Corporation* .............         1,578
    200  Penn-America Group, Inc. ...         2,760
    100  Philadelphia Consolidated
           Holding Corporation* .....         4,112
    600  Phoenix Companies, Inc.* ...        10,740
  3,500  Principal Financial
           Group, Inc.* .............        85,260
    115  Proassurance Corporation* ..         1,869
    600  Progressive Corporation ....        93,480
    500  Protective Life
           Corporation ..............        15,530
  1,020  Radian Group, Inc. .........        47,603
    400  Reinsurance Group of
           America, Inc. ............        11,880
  1,200  Reliance Group Holdings,
           Inc. .....................             4
    300  RLI Corporation ............        14,850
  1,200  SAFECO Corporation .........        40,740
    300  SCPIE Holdings, Inc. .......         5,541
    200  Selective Insurance
           Group, Inc. ..............         4,598


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Insurance (continued)
    300  SNTL Corporation* ..........  $         37
  1,900  St. Paul Companies, Inc. ...        92,910
    300  StanCorp Financial
           Group, Inc. ..............        16,155
    400  The PMI Group, Inc. ........        28,340
  1,000  Torchmark Corporation ......        40,190
    450  Transatlantic Holdings,
           Inc. .....................        39,227
    100  Triad Guaranty, Inc.* ......         4,124
    400  UICI* ......................         5,620
    100  United Fire & Casualty
           Company ..................         3,015
    500  Unitrin, Inc. ..............        19,740
  2,157  UnumProvident Corporation ..        61,086
    400  Zenith National Insurance
           Corporation ..............        11,720
                                       ------------
                                          4,773,427
                                       ------------

         International Oil - 3.0%
    100  ATP Oil & Gas Corporation* .           170
  9,596  ChevronTexaco Corporation ..       810,286
 61,640  Exxon Mobil Corporation ....     2,545,732
  1,997  GlobalSantaFe Corporation ..        55,217
                                       ------------
                                          3,411,405
                                       ------------

         Liquor - 0.4%
  7,900  Anheuser-Busch Companies,
           Inc. .....................       401,715
    100  Boston Beer Company, Inc.,
           Class A* .................         1,315
    500  Brown-Forman Corporation,
           Class B ..................        33,975
    700  Constellation Brands, Inc.,
           Class A* .................        38,045
    200  Coors (Adolph) Company,
           Class B ..................        12,102
    200  Genesee Corporation,
           Class B ..................         3,867
    100  National Beverage
           Corporation* .............         1,275
    400  Robert Mondavi Corporation,
           Class A* .................        15,000
                                       ------------
                                            507,294
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Media - 4.0%
    600  Ackerley Group, Inc. .......  $     10,050
    400  Adolor Corporation* ........         5,128
    700  AMC Entertainment, Inc. ....         8,043
  1,600  American Tower Corporation,
           Class A ..................         7,744
 39,854  AOL Time Warner, Inc.* .....       988,379
    300  At Comm Corporation* .......             6
    300  Banta Corporation ..........        10,014
  1,000  Belo (A.H.) Corporation,
           Class A ..................        21,950
    600  Blockbuster, Inc., Class A .        14,160
  1,400  Cablevision Systems Corporation,
           Class A* .................        50,260
    156  Carmike Cinemas, Inc.* .....         2,886
  2,500  Charter Communications, Inc.,
           Class A* .................        26,000
  5,557  Clear Channel
           Communications, Inc.* ....       259,067
    837  CNET Networks, Inc.* .......         3,984
  8,420  Comcast Corporation,
           Special Class A ..........       285,186
    200  Consolidated Graphics,
           Inc.* ....................         3,724
  5,038  Cox Communications, Inc.,
           Class A* .................       185,650
    100  Crown Media Holdings, Inc.,
           Class A* .................         1,165
    400  Cumulus Media, Inc.,
           Class A* .................         5,860
 18,200  Disney (Walt) Company ......       418,600
    900  Donnelley (R.R.) & Sons
           Company ..................        25,749
    700  Dow Jones & Company, Inc. ..        39,067
  2,000  EchoStar Communications
           Corporation, Class A* ....        52,240
    400  Entercom Communications
           Corporation* .............        20,484
    400  Entravision Communications,
           Class A* .................         6,120
  2,600  Fox Entertainment Group,
           Inc., Class A* ...........        57,980
  2,500  Gannett Company, Inc. ......       190,450


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Media (continued)
  1,100  Gray Communications System,
           Inc., Class B ............  $     12,210
    900  Hispanic Broadcasting
           Corporation* .............        23,463
    900  Hollinger International,
           Inc. .....................        10,764
    200  ImageX.com, Inc.* ..........           190
    200  Information Holdings, Inc.*          4,922
    500  Insight Communications
           Company, Inc.* ...........        10,500
    500  Journal Register Company* ..         9,700
    900  Knight-Ridder, Inc. ........        60,660
    400  Lee Enterprises, Inc. ......        14,340
    400  Liberty Digital, Inc.,
           Class A* .................         1,272
    800  Loews Cineplex Entertainment
           Corporation* .............            20
    400  McClatchy Company,
           Class A ..................        22,000
  1,700  McGraw-Hill Companies, Inc.        111,860
    100  Media General, Inc.,
           Class A ..................         5,672
    700  Mediacom Communications
           Corporation* .............        10,948
    200  Medialink Worldwide, Inc.* .           520
    300  Meredith Corporation .......        11,838
  1,900  Metro-Goldwyn-Mayer, Inc.* .        32,680
  1,600  New York Times Company,
           Class A ..................        70,240
  1,300  PanAmSat Corporation* ......        27,963
    200  Penton Media, Inc. .........         1,510
    600  Playboy Enterprises, Inc.,
           Class B* .................         9,822
  1,368  PRIMEDIA, Inc.* ............         3,215
    200  Pulitzer, Inc. .............        10,198
    200  Quipp, Inc. ................         2,950
    600  Radio One, Inc.* ...........        11,100
  1,300  Reader's Digest Association,
           Inc., Class A ............        27,144
    300  Salem Communications
           Corporation, Class A* ....         7,200
    100  Scholastic Corporation* ....         5,015
    800  Scripps (E.W.) Company,
           Class A ..................        60,160
    300  Sinclair Broadcast Group,
           Inc., Class A* ...........         3,453

                                            Value
Shares                                     (Note 1)
------                                     --------
         Media (continued)
    100  Tag-It Pacific, Inc.* ......  $        393
    400  TiVo, Inc.* ................         2,100
  2,801  Tribune Company ............       119,939
  2,000  Univision Communications,
           Inc., Class A* ...........        82,480
  2,998  USA Networks, Inc.* ........        88,630
    300  Valassis Communications,
           Inc.* ....................        11,538
    300  ValueVision International,
           Inc., Class A* ...........         5,550
 15,948  Viacom, Inc., Class B* .....       742,379
    100  Washington Post Company,
           Class B ..................        57,178
    800  Westwood One, Inc. .........        28,616
    600  Wiley (John) & Sons, Inc.,
           Class A ..................        15,270
    400  Young Broadcasting, Inc.,
           Class A* .................         9,752
                                       ------------
                                          4,447,300
                                       ------------

         Miscellaneous - 0.5%
    600  Acme Communications, Inc.* .         5,010
    500  Acuity Brands, Inc. ........         7,100
    100  AeroGen, Inc.* .............           205
    100  Alaska Communications Systems
           Holdings, Inc.* ..........           799
    400  Alliance Resource Partners,
           L.P. .....................         9,472
    800  American Home Mortgage
           Holdings, Inc. ...........         9,776
    200  American Mortgage Acceptance
           Company ..................         2,602
    600  AMN Healthcare Services,
           Inc.* ....................        15,750
    800  Anthem, Inc.* ..............        46,480
    600  AT&T Latin America Corporation,
           Class A* .................           396
    400  Be Free, Inc.* .............           580
    100  Braun Consulting, Inc.* ....           379
    200  Breakaway Solutions, Inc.* .             3
    400  Bunge Limited ..............         7,860
    798  CGI Group, Inc., Class A* ..         5,307
    400  Ciphergen Biosystems,
           Inc.* ....................         2,312


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous (continued)
    200  Ditech Communications
           Corporation* .............  $        856
    300  E-LOAN, Inc.* ..............           366
    700  Ecometry Corporation* ......         1,967
    100  Educational Video
           Conferencing, Inc.* ......           170
    300  eMagin Corporation* ........           432
  1,000  Extreme Networks, Inc.* ....         6,290
  3,000  Finisar Corporation* .......        18,300
    100  First M&F Corporation ......         2,200
    300  First Place Financial
           Corporation ..............         4,998
     14  Five Star Quality Care,
           Inc.* ....................           116
    200  Galyan's Trading Company* ..         2,476
    600  Global Power Equipment
           Group, Inc.* .............         6,024
     14  Havas Advertising - ADR ....           105
    700  i3 Mobile, Inc.* ...........         1,050
    484  Imagistics International,
           Inc.* ....................         7,599
    100  InforMax, Inc.* ............           167
    100  Intelli-Check, Inc.* .......         1,425
    100  Internet America, Inc.* ....            36
    100  Interspeed, Inc.* ..........             1
     55  INVESTools, Inc.* ..........            15
    100  Ista Pharmaceuticals Inc.* .           185
    300  Kaneb Services LLC .........         5,604
    100  Kindred Healthcare, Inc.* ..         3,999
  2,500  Kraft Foods, Inc. ..........        97,750
    700  Lawson Software, Inc.* .....         7,035
     88  Learn2 Corporation* ........            11
    200  Liquid Audio, Inc.* ........           456
    700  LogicVision, Inc.* .........         5,810
    200  Lynch Interactive
           Corporation* .............         8,200
    300  Management Network
           Group, Inc.* .............         1,443
    400  MicroFinancial, Inc. .......         2,800
    600  Monolithic System
           Technology, Inc.* ........         8,286
    100  MutualFirst Financial, Inc.          1,627
    200  Nassda Corporation* ........         2,250
    400  National Information
           Consortium, Inc.* ........         1,524

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous (continued)
     42  NCO Portfolio Management,
           Inc.* ....................  $        286
    100  Netgateway, Inc.* ..........            16
    600  NetScreen Technologies,
           Inc.* ....................         8,394
    300  Network Access Solutions
           Corporation* .............            39
    300  Nucentrix Broadband
           Networks, Inc.* ..........         3,060
    100  Odyssey Healthcare, Inc.* ..         2,975
    100  On2.com, Inc.* .............            38
  1,683  Openwave Systems, Inc.* ....         9,408
    100  OraPharma, Inc.* ...........           415
    300  OTG Software, Inc.* ........         2,712
    200  Paradyne Networks, Inc.* ...           682
    600  PDF Solutions, Inc.* .......         8,400
    700  Peabody Energy Corporation .        17,605
    100  Peet's Coffee & Tea, Inc.* .         1,480
  5,100  Prudential Financial,
           Inc.* ....................       155,907
    600  Quovadx, Inc.* .............         4,128
    800  Sagent Technology, Inc.* ...           824
     40  SeraCare Life Sciences,
           Inc.* ....................           246
    200  SFBC International, Inc.* ..         3,822
    300  Silicon Image, Inc.* .......         2,004
    600  SoundView Technology
           Group, Inc.* .............         1,500
    400  Support.com, Inc.* .........         1,540
    100  Taser International, Inc.* .         1,765
    100  TeleCommunication Systems,
           Inc., Class A* ...........           275
    205  Tumbleweed Communications
           Corporation* .............           841
    300  U.S. Laboratories, Inc.* ...         3,270
    200  U.S. Interactive, Inc.* ....             1
     80  Umpqua Holdings
           Corporation ..............         1,140
    247  United Online, Inc.* .......         1,665
    500  United Surgical Partners
           International, Inc.* .....         9,215
    700  Valley Media, Inc.* ........             4
    200  VCA Antech, Inc.* ..........         2,608
    200  Vicinity Corporation* ......           420
    800  Virologic, Inc.* ...........         1,880


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous (continued)
    300  Watson Wyatt & Company
           Holdings* ................  $      7,275
    800  Weight Watchers
           International, Inc.* .....        28,840
                                       ------------
                                            600,284
                                       ------------

         Miscellaneous Finance - 8.6%
    430  1st Source Corporation .....         9,180
    330  Acacia Research
           Corporation* .............         3,267
    100  Acadiana Bancshares, Inc. ..         2,530
    200  Affiliated Managers Group,
           Inc.* ....................        13,326
    500  Airlease Ltd. - LP .........         2,700
    200  Alexandria Real Estate
           Equities, Inc. ...........         8,270
    600  Alliance Capital Management
           Holding L.P. .............        27,084
    900  Allied Capital Corporation .        24,552
    600  AMB Property Corporation ...        15,630
    500  AMCORE Financial, Inc. .....        11,250
    300  American Capital Strategies,
           Ltd. .....................         8,586
 11,900  American Express Company ...       433,755
    200  American Land Lease, Inc. ..         2,698
    700  AmeriCredit Corporation* ...        16,345
  1,300  Ameritrade Holding Corporation,
           Class A* .................         6,890
    500  Amli Residential Properties
           Trust ....................        12,050
    700  Annaly Mortgage
           Management, Inc. .........        11,410
    672  Apartment Investment &
           Management Company,
           Class A ..................        30,361
  1,392  Archstone-Smith Trust ......        36,025
    400  Arden Realty, Inc. .........        10,280
    300  ARM Financial Group, Inc.,
           Class A ..................             1
    100  ASB Financial Corporation ..         1,031
    800  Astoria Financial
           Corporation ..............        23,848
    600  Avalonbay Communities, Inc.         27,684
    200  Bank of the Ozarks, Inc. ...         5,797
  1,000  BankUnited Financial
           Corporation, Class A* ....        15,250
    100  Banner Corporation .........         1,950

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous Finance (continued)
    500  Bay View Capital
           Corporation ..............  $      3,260
    855  Bear Stearns Companies, Inc         47,102
    200  Bedford Property Investors,
           Inc. .....................         4,834
    439  Berkshire Hathaway, Inc.,
           Class B* .................     1,064,575
    200  BlackRock, Inc.* ...........         8,900
    100  BNP Residential Properties,
           Inc. .....................         1,100
    400  BOK Financial Corporation* .        12,764
    500  Brandywine Realty Trust ....        11,300
    400  BRE Properties, Inc.,
           Class A ..................        12,000
    700  Brown & Brown, Inc. ........        24,479
    600  Cadiz, Inc.* ...............         4,800
     73  Camco Financial
           Corporation ..............           955
    400  Camden Property Trust ......        14,400
  2,000  Capital One Financial
           Corporation ..............        98,540
    400  CarrAmerica Realty
           Corporation ..............        11,920
    900  Cash America International,
           Inc. .....................         7,110
    300  Cathay Bancorp, Inc. .......        19,575
    100  CBL & Associates Properties,
           Inc. .....................         3,425
    100  CCF Holding Company ........         2,035
    300  CenterPoint Properties
           Corporation ..............        15,285
    100  Charter Municipal Mortgage
           Acceptance Company .......         1,573
  1,987  Charter One Financial,
           Inc. .....................        60,524
    300  Chateau Communities, Inc. ..         8,655
    200  Chelsea Property Group,
           Inc. .....................        10,200
 46,379  Citigroup, Inc. ............     2,098,650
    300  Citizens First Financial
           Corporation ..............         5,265
    200  Classic Bancshares, Inc. ...         3,450
    100  Coastal Bancorp, Inc. ......         3,150
    300  Colonial Properties Trust ..         9,933
    500  Commercial Federal
           Corporation ..............        12,500
    245  Commercial Net Lease
           Realty ...................         3,209
    100  Commonwealth Bancorp, Inc. .         2,305
    800  CompuCredit Corporation* ...         4,248
    100  Cornerstone Realty Income
           Trust, Inc. ..............         1,081


                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous Finance (continued)
    366  Corrections Corporation of
           America* .................  $      5,915
  1,000  Countrywide Credit
           Industries, Inc. .........        41,050
    450  Cousins Properties, Inc. ...        11,763
  1,000  Crescent Real Estate Equities
           Company ..................        18,010
    100  Cross Timbers Royalty
           Trust ....................         1,799
    446  CVB Financial Corporation ..         7,983
    600  Developers Diversified
           Realty Corporation .......        12,126
    100  DVI, Inc.* .................         1,687
  3,737  E*TRADE Group, Inc.* .......        30,270
    600  Eaton Vance Corporation ....        22,920
    600  Edwards (A.G.), Inc. .......        24,510
    300  Essex Property Trust, Inc. .        14,220
  9,000  Fannie Mae .................       704,250
    200  Federal Realty Investment
           Trust ....................         5,032
  1,050  Federated Investors, Inc.,
           Class B ..................        33,159
    200  FFD Financial Corporation ..         2,430
    200  Fidelity Bankshares, Inc. ..         3,420
    400  Financial Federal
           Corporation* .............        11,820
    264  First Federal Bankshares,
           Inc. .....................         3,274
    300  First Financial
           Corporation ..............        13,146
    500  First Industrial Realty Trust,
           Inc. .....................        16,025
    100  FirstCity Financial
           Corporation* .............           115
    450  Flagstar Bancorp, Inc. .....        10,620
    300  Flushing Financial
           Corporation ..............         5,070
  2,200  Franklin Resources, Inc. ...        89,892
  6,200  Freddie Mac ................       395,188
    200  Gabelli Asset Management,
           Inc., Class A* ...........         7,700
    100  Gables Residential Trust ...         2,994
    462  Glacier Bancorp, Inc. ......         9,208
    100  Glenborough Realty Trust,
           Inc. .....................         2,070
  1,100  Golden State Bancorp,
           Inc.* ....................        33,528
  1,400  Golden West Financial
           Corporation ..............        89,250
  1,700  Goldman Sachs Group, Inc. ..       137,598
    300  Golf Trust of America,
           Inc. .....................         1,533
    800  GreenPoint Financial
           Corporation ..............        35,200

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous Finance (continued)
    400  GS Financial Corporation ...  $      6,040
    100  Guaranty Financial
           Corporation ..............         1,088
    400  Health Care Property
           Investors, Inc. ..........        15,120
    400  Health Care REIT, Inc. .....        10,880
    400  Healthcare Realty Trust,
           Inc. .....................        11,400
    300  HF Financial Corporation ...         3,435
    500  Highwoods Properties, Inc. .        13,395
  4,100  Household International,
           Inc. .....................       211,150
    700  HRPT Properties Trust ......         5,957
    100  IBERIABANK Corporation .....         3,371
    500  Independence Community
           Bank Corporation .........        13,750
    400  IndyMac Bancorp, Inc.* .....         9,832
    500  Innkeepers USA Trust .......         5,145
  1,500  Instinet Group, Inc.* ......        10,650
    390  International Bancshares
           Corporation ..............        16,903
    388  Investment Technology
           Group, Inc.* .............        18,011
    200  Investors Financial Services
           Corporation ..............        13,896
    200  Investors Title Company ....         3,516
    664  iStar Financial, Inc. ......        18,014
    300  ITLA Capital Corporation* ..         6,957
    100  Jacksonville Bancorp, Inc. .         2,170
    400  Jefferies Group, Inc. ......        17,348
  2,800  John Hancock Financial
           Services, Inc. ...........       107,548
    300  John Nuveen Company,
            Class A .................        15,750
    200  JP Realty, Inc. ............         4,852
    400  Keystone Property Trust ....         5,352
    750  Kimco Realty Corporation ...        23,265
    700  Klamath First Bancorp,
           Inc. .....................         9,366
  1,300  Knight Trading Group,
           Inc.* ....................        10,348
    500  Koger Equity, Inc. .........         8,690
    300  LabOne, Inc. ...............         4,860
    400  LaBranche & Company,
           Inc.* ....................        12,500
     74  Ladenburg Thalmann Financial
           Services, Inc.* ..........            52
    500  Legg Mason, Inc. ...........        26,210


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous Finance (continued)
  2,100  Lehman Brothers Holdings,
           Inc. .....................  $    118,650
    400  Leucadia National
           Corporation ..............        12,700
    200  Lexington Corporate
           Properties Trust .........         3,068
    500  Liberty Property Trust .....        15,050
    600  LTC Properties, Inc. .......         4,020
    300  Macerich Company (The) .....         8,205
    500  Mack-Cali Realty
           Corporation ..............        15,725
    300  Mahaska Investment Company .         3,900
    800  Mail-Well, Inc.* ...........         4,208
     40  Major Automotive
           Companies, Inc.* .........            27
    100  Malan Realty Investors,
           Inc. .....................           505
    300  Manufactured Home
           Communities, Inc. ........         9,765
    100  Matrix Bancorp, Inc.* ......         1,080
  7,600  MBNA Corporation ...........       263,568
    100  McGrath Rentcorp ...........         2,936
  7,600  Merrill Lynch & Company,
           Inc. .....................       364,420
    100  Mid-America Apartment
           Communities, Inc. ........         2,565
    400  Midas, Inc. ................         4,220
    200  Mills Corporation ..........         5,200
    300  Mississippi Valley
           Bancshares, Inc. .........        11,940
  1,400  Moody's Corporation ........        51,800
  9,800  Morgan Stanley Dean
           Witter & Company .........       481,376
    100  MSB Financial, Inc. ........         1,275
    100  Mystic Financial, Inc. .....         1,515
    200  National Golf Properties,
           Inc. .....................         1,180
    700  Nationwide Health
           Properties, Inc. .........        13,559
    600  Neuberger Berman, Inc. .....        25,332
    600  New Century Financial
           Corporation* .............         9,510
    984  New York Community
           Bancorp, Inc. ............        28,871
    500  NextCard, Inc.* ............            45
    462  Northrim BanCorp, Inc. .....         6,814

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous Finance (continued)
    100  Oregon Trail Financial
           Corporation ..............  $      1,815
    200  Pacific Capital
           BanCorporation ...........         5,970
  1,800  Pacific Northwest Bancorp ..        42,480
    300  Pan Pacific Retail
           Properties, Inc. .........         9,042
    400  Parkway Properties, Inc. ...        13,360
    200  Penford Corporation ........         2,790
    300  Peoples Holding Company ....        10,800
    200  Philips International
           Realty Corporation .......           394
    256  PHSB Financial Corporation .         3,456
    200  PMC Commercial Trust, SBI ..         2,748
    600  Point West Capital
           Corporation* .............            10
    400  Prentiss Properties Trust ..        11,240
    100  Prime Group Realty Trust ...           931
  1,410  ProLogis Trust .............        31,725
  2,500  Providian Financial
           Corporation ..............         9,725
    686  Public Storage, Inc. .......        25,217
    254  PVF Capital Corporation ....         2,680
    400  Raymond James Financial,
           Inc. .....................        12,720
    400  Realty Income Corporation ..        12,360
    400  Reckson Associates
           Realty Corporation .......         9,316
    600  Redwood Trust, Inc.* .......        15,552
    600  Regency Centers Corporation         16,980
    300  Resource Bancshares Mortgage
           Group, Inc. ..............         4,755
    300  RFS Hotel Investors, Inc. ..         4,167
    600  Roslyn Bancorp, Inc. .......        12,048
    450  Santander BanCorp ..........         8,716
 11,864  Schwab (Charles)
           Corporation ..............       154,707
    800  Security Capital Group,
           Inc., Class B* ...........        20,440
    900  SEI Investments Company ....        35,730
     70  Senior Housing Properties
           Trust ....................           952
    300  Siebert Financial
           Corporation ..............         1,365
    300  SL Green Realty
           Corporation ..............         9,576
    100  SNB Bancshares, Inc. .......         1,540
    100  Southern Banc Company, Inc.          1,100
  1,800  Sovereign Bancorp,
           Inc. .....................        22,806
    110  Stan Lee Media, Inc.* ......             1


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Miscellaneous Finance (continued)
    800  Staten Island Bancorp,
           Inc. .....................  $     14,840
    400  Stewart Information
           Services Corporation .....         6,800
  1,800  Stilwell Financial, Inc.* ..        41,058
    300  Storage USA, Inc. ..........        12,909
    200  Student Loan Corporation ...        18,108
    399  SWS Group, Inc. ............         7,681
  1,200  T. Rowe Price Group, Inc. ..        47,772
    100  Tanger Factory Outlet
           Centers, Inc. ............         2,461
    220  Tarragon Realty Investors,
           Inc. .....................         2,915
    400  Taubman Centers, Inc. ......         6,140
    100  Teche Holding Company ......         2,140
    236  Transcontinental Realty
           Investors, Inc. ..........         3,918
  1,000  United Dominion Realty
           Trust, Inc. ..............        14,100
    400  Universal Health Realty
           Income Trust .............         9,992
  1,500  USA Education, Inc. ........       139,125
    100  Value Line, Inc. ...........         4,660
    200  W Holding Company, Inc. ....         3,310
    950  Waddell & Reed Financial,
           Inc., Class A ............        29,270
    639  Washington Federal, Inc. ...        16,576
  8,590  Washington Mutual, Inc. ....       279,433
    400  Washington Real Estate
           Investment Trust .........        10,444
    100  Waypoint Financial
           Corporation ..............         1,619
    404  Webster Financial
           Corporation ..............        14,164
    300  Weingarten Realty
           Investors ................        14,790
    100  Wesco Financial
           Corporation ..............        31,100
    100  White Mountains Insurance
           Group, Inc. ..............        32,800
    100  Willow Grove Bancorp,
           Inc. .....................         2,117
    100  Winfield Capital
           Corporation* .............           127
                                       ------------
                                          9,569,060
                                       ------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Motor Vehicles - 1.2%
    400  A.S.V., Inc.* ..............  $      4,481
    300  American Axle & Manufacturing
           Holdings, Inc.* ..........         8,010
    650  ArvinMeritor, Inc. .........        18,323
    300  BorgWarner, Inc. ...........        18,045
    100  Cascade Corporation* .......         1,257
    900  Coachmen Industries, Inc. ..        16,110
    400  CSK Auto Corporation* ......         3,280
    300  Cummins Engine Company,
           Inc. .....................        12,474
  1,200  Dana Corporation ...........        22,320
  5,076  Delphi Automotive
           Systems Corporation ......        81,165
    500  Donaldson Company, Inc. ....        18,075
    600  Eaton Corporation ..........        48,444
    500  Fleetwood Enterprises,
           Inc. .....................         4,990
 16,035  Ford Motor Company .........       238,601
  4,900  General Motors
           Corporation ..............       258,720
  8,100  General Motors Corporation,
           Class H ..................       119,475
    700  Gentex Corporation* ........        21,252
  1,400  Genuine Parts Company ......        51,142
  2,900  Harley-Davidson, Inc. ......       148,654
    200  Keystone Automotive
           Industries, Inc.* ........         3,470
    700  Lear Corporation* ..........        31,290
    100  Lithia Motors, Inc.,
           Class A* .................         1,960
    100  Modine Manufacturing
           Company ..................         2,699
    200  Monaco Coach Corporation* ..         5,560
    400  Navistar International
           Corporation* .............        17,008
    200  Noble International, Ltd.* .         2,510
    600  O'Reilly Automotive, Inc.* .        19,830
    300  Oshkosh Truck Corporation ..        15,780
    200  Polaris Industries, Inc. ...        11,164
  2,600  Return Assured, Inc.* ......            21
    600  Rush Enterprises, Inc.* ....         4,284
    500  Smith (A.O.) Corporation ...        11,475
    400  Sonic Automotive, Inc.* ....        10,512
    417  SPX Corporation ............        52,755
    300  Stoneridge, Inc.* ..........         2,580


                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Motor Vehicles (continued)
    300  Superior Industries
           International, Inc. ......  $     13,500
    100  Thor Industries, Inc. ......         5,065
  1,200  Visteon Corporation ........        17,016
    400  Winnebago Industries, Inc. .        19,016
                                       ------------
                                          1,342,313
                                       ------------

         Non-Durables & Entertainment - 1.3%
    300  Action Performance
           Companies, Inc.* .........        12,195
    600  Activision, Inc.* ..........        17,136
    700  American Greetings Corporation,
           Class A* .................         9,639
    500  Applebee's International,
           Inc. .....................        18,040
    300  Ark Restaurants
           Corporation* .............         2,100
    300  Boston Celtics, L.P.* ......         3,352
    220  Bowl America, Inc.,
           Class A ..................         2,563
    900  Brinker International,
           Inc.* ....................        30,906
    100  Buca, Inc.* ................         1,618
    100  Canterbury Park Holding
           Corporation* .............           770
    800  CBRL Group, Inc.* ..........        24,552
    450  CEC Entertainment, Inc.* ...        21,645
    400  Cedar Fair, L.P. ...........         9,600
    300  Centillium Commuications,
           Inc.* ....................         2,919
    200  Championship Auto Racing
           Teams, Inc.* .............         2,912
    500  Cheesecake Factory (The),
           Inc.* ....................        17,055
    300  Churchill Downs, Inc. ......        12,732
    600  CKE Restaurants, Inc. ......         5,910
    200  Cooker Restaurant
           Corporation ..............            36
  2,700  Corvis Corporation* ........         3,078
  1,200  Darden Restaurants, Inc. ...        50,736
    600  Dave & Buster's, Inc.* .....         5,400
    100  Diedrich Coffee, Inc.* .....           369
    100  Dixon Ticonderoga Company* .           180
    800  Dover Downs Entertainment,
           Inc. .....................        12,416
  1,100  Electronic Arts, Inc.* .....        59,202
  1,433  Energizer Holdings, Inc.* ..        31,282
    500  Factory 2-U Stores, Inc.* ..         8,580
  1,200  Fortune Brands, Inc. .......        54,600

                                            Value
Shares                                     (Note 1)
------                                     --------
         Non-Durables & Entertainment (continued)
    450  Fossil, Inc.* ..............  $     11,515
    500  Frisch's Restaurants, Inc. .         9,840
  1,550  Hasbro, Inc. ...............        22,181
    500  Hollywood Media
           Corporation* .............         2,650
    300  Huffy Corporation ..........         2,001
    100  ICU Medical, Inc.* .........         5,435
  1,000  International Game
           Technology* ..............        67,520
    512  International Speedway
           Corporation, Class A .....        22,497
    500  Jack in the Box, Inc.* .....        14,225
  1,300  JAKKS Pacific, Inc.* .......        24,440
    300  Kreisler Manufacturing
           Corporation* .............         2,472
    500  Krispy Kreme Doughnuts,
           Inc.* ....................        18,490
    600  Lancaster Colony
           Corporation ..............        20,070
    100  Landry's Restaurants, Inc. .         2,559
    600  Luby's, Inc. ...............         3,876
    100  Marcus Corporation .........         1,550
  3,980  Mattel, Inc. ...............        75,421
 11,500  McDonald's Corporation .....       300,150
    500  Moore Medical Corporation* .         4,700
    300  Movado Group, Inc. .........         5,520
  2,236  Newell Rubbermaid, Inc. ....        69,607
  1,100  ONI Systems Corporation* ...         6,006
    500  Outback Steakhouse, Inc.* ..        17,830
    300  P.F. Chang's China Bistro,
           Inc.* ....................        17,679
    500  Peco II, Inc.* .............         2,625
    400  Piccadilly Cafeterias,
           Inc. .....................         1,000
    600  Regis Corporation ..........        15,228
    100  Riviana Foods, Inc. ........         2,106
    700  Ruby Tuesday, Inc. .........        14,140
    100  Russ Berrie and Company,
           Inc. .....................         3,140
  2,200  Service Corporation
           International* ...........        10,626
    600  Sonic Corporation* .........        16,032
    700  Sotheby's Holdings, Inc.,
           Class A ..................        10,465
    100  Star Buffet, Inc.* .........           286
  3,200  Starbucks Corporation* .....        73,632
    900  Stewart Enterprises, Inc.,
           Class A ..................         4,968
  1,200  Tricon Global Restaurants,
           Inc.* ....................        70,956
    900  Tupperware Corporation .....        18,162

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Non-Durables & Entertainment (continued)
    800  Wendy's International, Inc.   $     24,808
    100  World Wrestling Federation
           Entertainment, Inc.* .....         1,355
                                       ------------
                                          1,419,286
                                       ------------

         Non-Ferrous Metals - 0.4%
  7,548  Alcoa, Inc. ................       283,579
    100  Chase Industries, Inc.* ....           995
    400  Commercial Metals Company ..        14,580
    300  Commonwealth Industries,
           Inc. .....................         1,575
  1,000  Engelhard Corporation ......        28,770
    900  Freeport-McMoRan Copper &
           Gold, Inc., Class B* .....        13,185
    200  Minerals Technologies,
           Inc. .....................        10,188
    500  Mueller Industries, Inc.* ..        16,040
    620  Phelps Dodge Corporation ...        23,504
    450  Reliance Steel & Aluminum
           Company ..................        11,700
    600  Southern Peru Copper
           Corporation ..............         6,720
    300  Stillwater Mining Company* .         5,265
    100  United Park City Mines
           Company* .................         2,259
    300  Wolverine Tube, Inc.* ......         2,700
                                       ------------
                                            421,060
                                       ------------

         Optical & Photo - 0.2%
  8,919  Corning, Inc. ..............        60,025
    200  CPI Corporation ............         3,100
  2,500  Eastman Kodak Company ......        78,750
    400  Imation Corporation* .......         9,392
  1,200  Ingram Micro, Inc.,
           Class A* .................        18,300
    525  Photronics, Inc.* ..........        15,167
    200  Zygo Corporation* ..........         2,508
                                       ------------
                                            187,242
                                       ------------

         Paper & Forest Products - 0.9%
    400  Boise Cascade Corporation ..        14,380
    400  Bowater, Inc. ..............        20,620
    600  Caraustar Industries, Inc. .         5,232
    300  Chesapeake Corporation .....         8,355

                                            Value
Shares                                     (Note 1)
------                                     --------
         Paper & Forest Products (continued)
    200  CSS Industries, Inc.* ......  $      5,900
    100  Deltic Timber Corporation ..         2,845
    800  EarthShell Corporation* ....         1,136
    500  FiberMark, Inc.* ...........         2,460
  2,217  Georgia-Pacific Group ......        56,866
    100  Glatfelter .................         1,725
  4,192  International Paper
           Company ..................       183,400
     83  Kadant, Inc.* ..............         1,079
  4,674  Kimberly-Clark Corporation .       292,593
    800  Longview Fibre Company .....         8,360
    200  Louisiana-Pacific
           Corporation ..............         2,018
    700  Lydall, Inc.* ..............         7,700
  1,676  MeadWestvaco Corporation ...        58,224
    800  Packaging Corporation of
           America* .................        15,344
    100  Pope & Talbot, Inc. ........         1,500
    400  Potlatch Corporation .......        11,844
    400  Rayonier, Inc. .............        20,232
  1,900  Smurfit-Stone Container
           Corporation* .............        30,989
    400  Temple-Inland, Inc. ........        22,276
    100  Universal Forest Products,
           Inc. .....................         2,275
    100  Wausau-Mosinee Paper
           Corporation ..............         1,139
  2,100  Weyerhaeuser Company .......       129,822
  1,000  Willamette Industries,
           Inc. .....................        55,470
                                       ------------
                                            963,784
                                       ------------

         Producer Goods - 5.1%
    200  Actrade Financial
           Technologies, Ltd.* ......         2,828
    260  Actuant Corporation,
           Class A* .................        10,273
    400  Advanced Energy Industries,
           Inc.* ....................        10,040
    800  Aeroflex, Inc.* ............         7,880
    800  AGCO Corporation* ..........        17,968
    508  Albany International
           Corporation,
           Class A ..................        13,675
    600  American Standard
           Companies, Inc.* .........        39,180
    400  AMETEK, Inc. ...............        13,808


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Producer Goods (continued)
    600  Applied Industrial
           Technologies, Inc. .......  $     11,388
    400  AptarGroup, Inc. ...........        13,840
    700  Astec Industries, Inc.* ....        10,843
    100  Ault, Inc.* ................           409
    900  Avery Dennison
           Corporation ..............        57,600
  1,189  Axcelis Technologies,
           Inc.* ....................        14,518
    200  AZZ, Inc. ..................         3,380
    500  Baldor Electric Company ....        10,625
    800  Blyth Industries, Inc.* ....        17,096
    200  Cantel Medical
           Corporation* .............         4,400
    500  Capstone Turbine
           Corporation* .............         1,380
  3,000  Caterpillar, Inc. ..........       166,530
    200  Chicago Rivet & Machine
           Company ..................         5,190
    500  Comfort Systems USA, Inc.* .         1,950
    600  Concord Camera
           Corporation* .............         4,104
    700  Cooper Industries, Inc. ....        24,745
    100  CUNO, Inc.* ................         3,488
    300  Curtiss-Wright Corporation .        18,600
    100  Daisytek International
           Corporation* .............         1,459
  2,000  Deere & Company ............        95,860
    150  DiamondCluster International,
           Inc., Class A* ...........         1,645
  1,700  Dover Corporation ..........        67,269
  1,500  DT Industries, Inc. ........         5,475
    100  DuraSwitch Industries,
           Inc.* ....................           811
    450  Eastern Company (The) ......         6,615
    100  Edelbrock Corporation ......         1,065
  4,000  Emerson Electric Company ...       230,360
    750  Encompass Services
           Corporation* .............         1,672
    300  Fastenal Company ...........        22,422
    500  Federal Signal Corporation .        12,950
    500  Fisher Scientific
           International, Inc.* .....        14,500
    500  Flowserve Corporation ......        13,990
    500  FMC Corporation ............        18,875
    200  Franklin Electric Company,
           Inc. .....................        18,512
 89,500  General Electric Company ...     3,445,750
    350  Graco, Inc.* ...............        14,368

                                            Value
Shares                                     (Note 1)
------                                     --------
         Producer Goods (continued)
    800  Grainger (W.W.), Inc. ......  $     47,416
    300  H Power Corporation* .......           702
    400  Hanover Compressor
           Company* .................         7,020
    400  Harsco Corporation .........        14,848
    100  Hexcel Corporation* ........           302
    500  HON INDUSTRIES, Inc. .......        13,555
  7,175  Honeywell International,
           Inc. .....................       273,511
    500  Hubbell, Inc., Class B .....        15,995
    400  Hydril Company* ............         8,412
    300  IDEX Corporation ...........        10,740
  2,723  Illinois Tool Works, Inc. ..       200,304
  1,400  Ingersoll-Rand Company,
           Class A ..................        70,000
    200  Invivo Corporation .........         2,586
    100  Ionics, Inc.* ..............         3,211
    700  JLG Industries, Inc. .......         9,856
    700  Johnson Controls, Inc. .....        62,132
    400  Kaydon Corporation .........         9,992
    400  Kennametal, Inc. ...........        15,456
    200  Lancer Corporation* ........         1,075
    200  Libbey, Inc. ...............         6,680
    200  Lincoln Electric Holdings,
           Inc. .....................         5,194
    300  Lone Star Technologies,
           Inc.* ....................         4,881
    700  MagneTek, Inc.* ............         7,490
    350  Manitowoc Company, Inc. ....        12,670
    200  Material Sciences
           Corporation* .............         2,000
    200  Matthews International
           Corporation, Class A .....         4,838
    400  Merix Corporation* .........         6,500
    700  Micrel, Inc.* ..............        14,056
    500  Milacron, Inc. .............         6,355
    500  Miller (Herman), Inc. ......        11,630
    500  Millipore Corporation ......        26,100
    100  Misonix, Inc.* .............           694
    338  Mykrolis Corporation* ......         3,587
    400  Nordson Corporation ........        10,892
    200  Norstan, Inc.* .............         1,030
    400  Nortek, Inc.* ..............        13,280
    500  Oceaneering International,
           Inc.* ....................        13,625
    800  Pall Corporation ...........        15,616
    500  Park-Ohio Holdings
           Corporation* .............         1,625
    929  Parker-Hannifin
           Corporation ..............        46,283


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Producer Goods (continued)
    800  Penn Engineering &
           Manufacturing
           Corporation ..............  $     13,320
    400  Pentair, Inc. ..............        15,600
    100  Pitt-Des Moines, Inc. ......         3,354
    300  Plug Power, Inc.* ..........         2,598
    400  Precision Castparts
           Corporation ..............        12,900
    400  Presstek, Inc.* ............         2,440
  1,000  Proton Energy Systems,
           Inc.* ....................         6,120
    300  Roper Industries, Inc. .....        14,025
  1,400  Safeguard Scientifics,
           Inc.* ....................         3,948
    200  Sequa Corporation,
           Class A ..................         9,832
    400  Shaw Group, Inc.* ..........         9,716
    700  Snap-on, Inc. ..............        24,115
    300  Standex International
           Corporation ..............         6,549
    300  Steelcase, Inc. ............         4,551
    300  Strattec Security
           Corporation* .............        12,831
    300  Tech/Ops Sevcon, Inc. ......         2,235
    200  Tecumseh Products
           Company, Class A .........        10,040
    300  Teleflex, Inc. .............        14,814
    100  Tenneco Automotive, Inc. ...           242
    200  Terex Corporation* .........         4,076
    700  Timken Company .............        12,565
    600  Trinity Industries, Inc. ...        13,158
    100  Twin Disc, Inc. ............         1,540
    800  U.S. Industries, Inc. ......         1,760
    100  U.S.A. Floral Products,
           Inc.* ....................             1
    700  UCAR International, Inc.* ..         7,539
    800  Valhi, Inc. ................         9,440
    600  Valmont Industries, Inc. ...        10,314
    200  Watsco, Inc. ...............         2,990
    100  Woodhead Industries, Inc. ..         1,535
    400  York International
           Corporation ..............        14,000
    300  Zebra Technologies
           Corporation, Class A* ....        15,447
                                       ------------
                                          5,705,070
                                       ------------

         Railroad & Shipping - 0.4%
    400  Alexander & Baldwin, Inc. ..         9,904
  3,300  Burlington Northern
           Santa Fe Corporation .....        95,766

                                            Value
Shares                                     (Note 1)
------                                     --------
         Railroad & Shipping (continued)
  1,800  CSX Corporation ............  $     67,932
    300  Florida East Coast
           Industries, Inc. .........         7,314
    150  Genesee & Wyoming,
           Inc., Class A* ...........         4,650
    200  Greenbrier Companies, Inc. .         1,344
    100  International Shipholding
           Corporation ..............           680
    600  Kansas City Southern
           Industries, Inc.* ........         8,604
  3,200  Norfolk Southern
           Corporation ..............        76,128
    300  Overseas Shipholding
           Group, Inc. ..............         6,084
    600  Transport Corporation of
           America, Inc.* ...........         3,738
  2,400  Union Pacific Corporation ..       145,608
    400  Wabtec Corporation .........         5,636
                                       ------------
                                            433,388
                                       ------------

         Real Property - 0.5%
    100  Alexander's, Inc.* .........         5,739
    100  American Retirement
           Corporation* .............           120
    700  Boston Properties, Inc. ....        26,369
    900  Burnham Pacific Properties,
           Inc. .....................         3,348
    900  Catellus Development
           Corporation* .............        17,010
    100  Center Trust, Inc. .........           411
    200  Corporate Office Properties
           Trust ....................         2,440
    976  Duke-Weeks Realty
           Corporation ..............        23,229
  3,545  Equity Office Properties
           Trust ....................       101,742
  2,254  Equity Residential Properties
           Trust ....................        60,745
    900  FelCor Lodging Trust, Inc. .        17,280
    600  Forest City Enterprises, Inc.,
           Class A ..................        23,772
    400  General Growth Properties,
           Inc. .....................        16,800
    900  HomeStore.com, Inc.* .......         1,098
    400  Hospitality Properties
           Trust ....................        12,760
  1,100  JDN Realty Corporation .....        13,486
    300  Jones Lang LaSalle, Inc.* ..         5,544
    400  Kilroy Realty Corporation ..        10,420
    500  Mid-Atlantic Reatly Trust ..         7,675
  1,200  New Plan Excel Realty Trust,
           Inc. .....................        23,880


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Real Property (continued)
    400  Newhall Land &
           Farming Company ..........  $     12,140
  1,659  Plum Creek Timber
           Company, Inc. ............        51,346
    500  Post Properties, Inc. ......        16,320
    500  Rouse Company ..............        14,910
    400  Saul Centers, Inc. .........         8,720
  1,400  Simon Property Group, Inc. .        43,092
    500  St. Joe Company (The) ......        14,350
    300  Trammell Crow Company* .....         3,606
    800  Vornado Realty Trust .......        33,440
                                       ------------
                                            571,792
                                       ------------

         Retail - 6.9%
    200  1-800-FLOWERS.COM, Inc.* ...         2,596
    200  99 Cents Only Stores* ......         6,820
    400  A.C. Moore Arts & Crafts,
           Inc.* ....................        14,432
  1,000  Abercrombie & Fitch
           Company, Class A* ........        26,640
  3,508  Albertson's, Inc. ..........       106,152
    300  Alloy Online, Inc.* ........         4,545
  3,300  Amazon.com, Inc.* ..........        46,530
    750  American Eagle Outfitters,
           Inc.* ....................        18,727
    300  Ames Department Stores,
           Inc.* ....................            48
    100  Ashford.com, Inc.* .........            24
  1,200  AutoZone, Inc.* ............        79,632
    600  Barnes & Noble, Inc.* ......        18,594
  2,800  Bed Bath & Beyond, Inc.* ...        93,520
  2,000  Best Buy Company, Inc.* ....       134,800
  1,200  Big Lots, Inc.* ............        15,120
    700  BJ's Wholesale Club, Inc.* .        28,805
    400  Blair Corporation ..........         7,280
    100  Blue Rhino Corporation* ....           754
    700  Borders Group, Inc.* .......        14,973
    100  Brookstone, Inc.* ..........         1,460
    500  Burlington Coat Factory
           Warehouse Corporation ....         9,070
    700  Casey's General Stores,
           Inc. .....................         8,449
    700  Central Garden & Pet
           Company* .................         6,482
    500  Chico's FAS, Inc.* .........        16,920
    300  CHS Electronics, Inc.* .....             1

                                            Value
Shares                                     (Note 1)
------                                     --------
         Retail (continued)
  2,200  Circuit City Stores, Inc. ..  $     39,336
    200  Claire's Stores, Inc. ......         3,792
    200  Cole National Corporation* .         3,192
    100  Cost-U-Less, Inc.* .........           145
  4,000  Costco Wholesale
           Corporation ..............       165,040
  3,700  CVS Corporation ............       101,084
    100  dELiA*s Corporation,
           Class A* .................           707
    700  Dillard's, Inc., Class A ...        14,070
  2,731  Dollar General Corporation .        40,282
  1,050  Dollar Tree Stores, Inc.* ..        33,642
    400  Dress Barn, Inc.* ..........        11,416
    200  Egghead.com, Inc.* .........             1
    400  Enesco Group, Inc. .........         2,488
    700  eToys, Inc.* ...............             4
  1,800  Family Dollar Stores, Inc. .        59,112
  1,900  Federated Department
           Stores, Inc.* ............        79,629
    800  Foot Locker, Inc. ..........        13,200
    200  Footstar, Inc.* ............         5,560
  8,850  Gap, Inc. ..................       105,935
    400  Gardenburger, Inc.* ........           196
    300  Genesco, Inc.* .............         7,374
    900  Goody's Family Clothing,
           Inc. .....................         4,005
    400  Great Atlantic & Pacific
           Tea Company, Inc. ........        10,840
    500  Guitar Center, Inc.* .......         8,175
 21,050  Home Depot, Inc. ...........     1,052,500
    500  Insight Enterprises, Inc.* .        10,670
  4,650  Intimate Brands, Inc. ......        89,885
  5,200  Kmart Corporation* .........         5,772
  3,200  Kohl's Corporation* ........       216,544
  7,700  Kroger Company* ............       170,555
    100  Lands' End, Inc.* ..........         4,892
  4,200  Limited, Inc. ..............        75,642
    500  Longs Drug Stores, Inc. ....        13,100
  6,828  Lowe's Companies, Inc. .....       308,967
  2,850  May Department Stores
           Company ..................       104,424
    486  Men's Wearhouse, Inc.* .....        11,936
    600  Michaels Stores, Inc.* .....        17,880
    300  Neiman Marcus Group,
           Inc., Class A ............        10,461


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Retail (continued)
  1,100  Nordstrom, Inc. ............  $     28,006
  2,600  Office Depot, Inc.* ........        49,426
  1,100  OfficeMax, Inc.* ...........         4,455
    200  Payless ShoeSource, Inc.* ..        11,888
    200  PC Connection, Inc.* .......         1,730
  2,767  Penney (J.C.) Company, Inc.         54,067
    300  Pep Boys-Manny, Moe & Jack .         4,206
    400  PETsMART, Inc.* ............         4,276
    600  Pier 1 Imports, Inc. .......        11,982
    300  PriceSmart, Inc.* ..........        10,950
    100  Provell, Inc., Class A* ....           148
  1,700  RadioShack Corporation .....        46,648
  1,300  Rite Aid Corporation .......         4,342
    700  Ross Stores, Inc. ..........        25,242
  4,800  Safeway, Inc.* .............       206,304
  1,000  Saks, Inc.* ................        11,500
    400  School Specialty, Inc.* ....        11,208
  3,100  Sears, Roebuck & Company ...       162,998
    300  Sharper Image Corporation* .         4,395
    200  Shoe Carnival, Inc.* .......         3,150
    300  Shop At Home, Inc.* ........           810
    300  Stamps.com, Inc.* ..........         1,176
  4,200  Staples, Inc.* .............        82,614
    700  Systemax, Inc.* ............         1,610
    500  Talbots, Inc. ..............        20,055
  8,000  Target Corporation .........       335,200
  1,500  Tiffany & Company ..........        49,215
  2,800  TJX Companies, Inc. ........       106,316
    442  Too, Inc.* .................        13,684
  1,600  Toys "R" Us, Inc.* .........        28,496
    400  UniFirst Corporation .......         8,956
    100  Urban Outfitters, Inc.* ....         2,370
    700  Value America, Inc.* .......             2
 39,700  Wal-Mart Stores, Inc. ......     2,461,797
  9,100  Walgreen Company ...........       366,184
    300  Weis Markets, Inc. .........         8,358
    400  West Marine, Inc.* .........         8,480
    150  Wet Seal, Inc., Class A* ...         4,926
    350  Whitehall Jewellers, Inc.* .         4,883
    500  Williams-Sonoma, Inc.* .....        22,675
  1,000  Winn-Dixie Stores, Inc. ....        16,750

                                            Value
Shares                                     (Note 1)
------                                     --------
         Retail (continued)
    300  Zale Corporation* ..........  $     13,119
    100  Zany Brainy, Inc.* .........             1
                                       ------------
                                          7,679,425
                                       ------------

         Steel - 0.1%
  1,700  AK Steel Holding
           Corporation ..............        23,783
    950  Allegheny Technologies,
           Inc. .....................        14,829
    200  Ampco-Pittsburgh
           Corporation ..............         2,140
    400  Carpenter Technology
           Corporation ..............         9,616
    200  Gibraltar Steel
           Corporation* .............         3,388
    600  Intermet Corporation .......         2,724
    100  Northwest Pipe Company* ....         1,480
    600  Nucor Corporation ..........        33,900
    500  Oregon Steel Mills, Inc. ...         2,925
    500  Ryerson Tull, Inc. .........         5,355
    200  Steel Dynamics, Inc.* ......         2,718
    900  United States Steel
           Corporation ..............        15,948
    200  WHX Corporation* ...........           118
  1,100  Worthington Industries,
           Inc. .....................        16,181
                                       ------------
                                            135,105
                                       ------------

         Telephone - 4.4%
    600  ADTRAN, Inc.* ..............        14,460
    300  AirGate PCS, Inc.* .........         2,754
    700  Alamosa Holdings, Inc.* ....         2,562
    800  Allegence Telcom, Inc.* ....         2,096
  2,701  ALLTEL Corporation .........       150,311
    400  Applied Innovation, Inc.* ..         1,920
 31,732  AT&T Corporation ...........       493,115
 25,697  AT&T Wireless Services,
           Inc.* ....................       259,283
  2,890  Avaya, Inc.* ...............        15,461
 16,800  BellSouth Corporation ......       651,168
  2,139  Broadwing, Inc.* ...........        13,433
    900  Centennial Cellular Corporation,
           Class A* .................         4,095
  1,300  CenturyTel, Inc. ...........        43,160
    450  Choice One Communications,
           Inc.* ....................           653
  2,000  Citizens Communications
           Company ..................        18,220


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Telephone (continued)
    300  Commonwealth Telephone
           Enterprises, Inc.* .......  $     11,304
    200  Conestoga Enterprises,
           Inc. .....................         6,264
    200  Convergent Communications,
           Inc.* ....................             1
    300  Covad Communications
           Group, Inc.* .............           473
  1,900  Crown Castle International
           Corporation* .............        11,799
    200  Davel Communications,
           Inc.* ....................             4
  1,100  Dobson Communications
           Corporation, Class A* ....         2,651
  2,800  Exodus Communications,
           Inc.* ....................            78
  1,100  Global TeleSystems Group,
           Inc.* ....................             2
    100  Hector Communications
           Corporation* .............         1,360
    500  ICG Communications, Inc.* ..            15
    400  Inet Technologies, Inc.* ...         4,044
    300  Inter-Tel, Inc. ............         4,950
    200  InterDigital Communications
           Corporation* .............         1,670
    400  ITXC Corporation* ..........         2,120
    200  Leap Wireless International,
           Inc.* ....................           942
  3,300  Level 3 Communications,
           Inc.* ....................         9,966
    400  Lexent, Inc.* ..............         1,224
 22,200  Liberty Media Corporation,
           Class A* .................       284,160
    700  NEON Communications,
           Inc.* ....................           210
    200  Net2Phone, Inc.* ...........         1,062
    400  Network Plus Corporation* ..            94
  1,000  Next Level
           Communications, Inc.* ....         1,620
  1,200  Nextel Partners, Inc.,
           Class A* .................         6,432
  2,981  NTL, Inc.* .................           537
    300  NWH, Inc.* .................         3,675
    700  Pacific Gateway Exchange,
           Inc.* ....................             3
 14,970  Qwest Communications
           International, Inc.* .....       130,239
  1,100  RCN Corporation* ...........         1,441
  1,500  Rhythms NetConnections,
           Inc.* ....................             5
 30,291  SBC Communications, Inc. ...     1,146,211
    800  Spectrasite Holdings,
           Inc.* ....................         1,024

                                            Value
Shares                                     (Note 1)
------                                     --------
         Telephone (continued)
  8,400  Sprint Corporation .........  $    118,356
  8,600  Sprint Corporation
           (PCS Group)* .............        79,550
  1,953  Stratos Lightwave, Inc.* ...         7,226
    500  Sunrise Telecom, Inc.* .....         1,370
    600  Telephone & Data Systems,
           Inc. .....................        52,290
    600  Ulticom, Inc.* .............         3,888
    700  United States Cellular
           Corporation* .............        27,160
    400  UTStarcom, Inc.* ...........         8,100
    400  Vari-L Company, Inc.* ......           580
 24,406  Verizon Communications .....     1,142,201
  5,171  Williams Communications
           Group, Inc.* .............           672
    600  WinStar Communications,
           Inc.* ....................             3
    900  World Access, Inc.* ........             1
 27,777  WorldCom, Inc.* ............       208,883
  1,018  WorldCom,Inc.- MCI Group ...         7,014
                                       ------------
                                          4,965,565
                                       ------------

         Tires & Rubber - 0.1%
    200  American Biltrite, Inc. ....         2,380
    300  Bandag, Inc. ...............        10,965
    200  Carlisle Companies, Inc. ...         7,500
    800  Cooper Tire & Rubber
           Company ..................        15,296
  1,259  Danaher Corporation ........        84,643
  1,300  Goodyear Tire & Rubber
           Company ..................        35,750
    300  SRI/Surgical Express,
           Inc.* ....................         4,800
                                       ------------
                                            161,334
                                       ------------

         Tobacco - 1.0%
 19,500  Philip Morris Companies,
           Inc. .....................     1,026,870
    832  R.J. Reynolds Tobacco
           Holdings, Inc. ...........        54,621
    500  Schweitzer-Mauduit
           International, Inc. ......        11,375
    300  Universal Corporation ......        11,016
  1,400  UST, Inc. ..................        48,804
    415  Vector Group Ltd. ..........        11,553
                                       ------------
                                          1,164,239
                                       ------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
         Travel & Recreation - 0.7%
    400  Argosy Gaming Company* .....  $     13,780
    200  Bally Total Fitness
           Holding Corporation* .....         3,390
  1,000  Brunswick Corporation ......        26,990
    700  Callaway Golf Company ......        13,027
  5,100  Carnival Corporation .......       139,179
    100  Central Parking
           Corporation ..............         2,160
  1,000  Choice Hotels International,
           Inc.* ....................        20,900
    300  Coastcast Corporation ......         1,275
    900  Dollar Thrifty Automotive
           Group, Inc.* .............        15,300
    100  Ellett Brothers, Inc. ......           285
    600  Extended Stay America,
           Inc.* ....................        10,128
    900  Harrah's Entertainment,
           Inc.* ....................        36,396
  3,265  Hilton Hotels Corporation ..        41,988
  2,300  Host Marriott Corporation ..        24,840
    300  Lodgian, Inc. ..............            21
  1,100  Mandalay Resort Group* .....        32,230
  2,100  Marriott International,
           Inc., Class A ............        82,887
    800  MeriStar Hospitality
           Corporation ..............        12,952
  1,400  MGM Mirage, Inc. ...........        48,160
    600  Multimedia Games, Inc.* ....        18,942
  2,000  Park Place Entertainment
           Corporation* .............        19,540
    600  Pinnacle Entertainment,
           Inc.* ....................         3,930
    700  Prime Hospitality
           Corporation* .............         8,197
      6  Quokka Sports, Inc.* .......             1
    201  Rawlings Sporting Goods
           Company, Inc.* ...........           983
    200  ResourtQuest International,
           Inc.* ....................         1,274
  1,400  Royal Carribean Cruises,
           Ltd. .....................        25,872
    450  Shuffle Master, Inc.* ......         8,392
    700  Six Flags, Inc.* ...........        10,325
    600  Speedway Motorsports,
           Inc.* ....................        14,430
  1,673  Starwood Hotels & Resorts
           Worldwide, Inc. ..........        60,228
    700  Station Casinos, Inc.* .....         9,373
    400  Stellent, Inc.* ............         5,996
    200  Travelocity.com, Inc.* .....         5,140

                                            Value
Shares                                     (Note 1)
------                                     --------
         Travel & Recreation (continued)
    675  Trendwest Resorts, Inc.* ...  $     17,989
    100  Vail Resorts, Inc.* ........         1,831
                                       ------------
                                            738,331
                                       ------------

         Trucking & Freight - 0.4%
    400  Boyd Bros. Transportation,
           Inc.* ....................         1,074
    600  C.H. Robinson Worldwide,
           Inc. .....................        17,460
    400  CNF Transportation, Inc. ...        12,404
    400  Consolidated Freightways
           Corporation* .............         1,888
    500  Covenant Transport, Inc.,
           Class A* .................         7,510
    500  Expeditors International of
           Washington, Inc. .........        27,260
    150  Forward Air Corporation* ...         4,219
    450  Knight Transportation,
           Inc.* ....................         9,270
    200  Marten Transport, Ltd.* ....         3,445
    100  Old Dominion Freight Line,
           Inc.* ....................         1,290
    800  PACCAR, Inc. ...............        57,544
    400  Roadway Express, Inc. ......        14,960
    500  Ryder System, Inc. .........        14,050
    400  Shurgard Storage Centers
           Inc., Class A ............        13,180
  1,120  Swift Transportation
           Company, Inc.* ...........        24,293
  3,000  United Parcel Service,
           Inc., Class B ............       176,822
    300  USFreightways Corporation ..        10,800
    200  Wabash National
           Corporation ..............         2,198
    900  Werner Enterprises, Inc. ...        21,312
                                       ------------
                                            420,979
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $122,136,450) ......   111,407,242
                                       ------------

PREFERRED STOCK - 0.0%***
         Real Estate - 0.0%
     21  Commercial Net Lease Realty
           9.000% Series A ..........           498
                                       ------------
         TOTAL PREFERRED STOCK
           (Cost $460) ..............           498
                                       ------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
STATEMENT OF INVESTMENTS - (CONTINUED)                        FEBRUARY 28, 2002
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                            Value
Shares                                     (Note 1)
------                                     --------
CONVERTIBLE PREFERRED STOCK - 0.0%***
    190  USA Networks, Inc., 1.990%,
           2/04/22, Series A ........  $      9,287
                                       ------------
         TOTAL CONVERTIBLE
           PREFERRED STOCK
           (Cost $4,909) ............         9,287
                                       ------------

RIGHTS - 0.0%***
    200  Bank United Corporation,
           Contingent Payment
           Rights* ..................            26
    300  Elan Corporation plc,
           Contingent Value Rights
           Expire 03/31/03* .........            12
  1,800  Seagate Tax Refund
           Rights*+ .................           216
                                       ------------
         TOTAL RIGHTS
           (Cost $68) ...............           254
                                       ------------

WARRANTS - 0.0%***
    211  USA Networks, Inc., Warrants
           Expire 02/04/09* .........         2,357
                                       ------------
         TOTAL WARRANTS
           (Cost $1,080) ............         2,357
                                       ------------

TOTAL INVESTMENTS
   (Cost $122,142,967**) ..... 99.8%    111,419,638
OTHER ASSETS AND LIABILITIES
   (Net) .....................  0.2%        214,444
                              -----    ------------
NET ASSETS ...................100.0%   $111,634,082
                              =====    ============
--------------------------------
+    Fair-valued Securities.
*    Non-income producing security.
**   Aggregate  cost  for  Federal  tax  purposes  is  $122,142,967.
***  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF ASSETS AND LIABILITIES                                    LETREES
                          FEBRUARY 28, 2002  (UNAUDITED)
-------------------------------------------------------------------------------

                                               LARGE             LARGE              SMALL              SMALL           WILSHIRE
                                              COMPANY           COMPANY            COMPANY            COMPANY             5000
                                              GROWTH             VALUE             GROWTH              VALUE             INDEX
                                             PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.....          $452,020,654      $ 80,858,126       $ 12,952,454       $ 41,888,051      $111,419,638
Cash.............................               802,542           393,176             86,226            244,068           792,316
Dividends receivable.............               462,380           254,493              2,739             84,338           162,524
Receivable for investment securities sold            --                --                 --             10,523             1,575
Receivable for Portfolio shares sold            533,537           169,330              3,956            300,778           164,922
Prepaid expenses and other assets                14,224             7,080              6,272              6,439            10,071
                                           ------------      ------------       ------------       ------------      ------------
  Total Assets...................           453,833,337        81,682,205         13,051,647         42,534,197       112,551,046
                                           ------------      ------------       ------------       ------------      ------------

LIABILITIES:
Payable for investment securities
  purchased......................                    --                --                 --                 --           629,892
Payable for Portfolio shares redeemed           522,885            83,833                 --              7,519           107,704
Investment advisory fee payable (Note 2)         84,400            15,669              2,411              7,800             8,522
Administration and Accounting fees
  payable (Note 2)...............                49,709            12,278             11,900              7,837            15,161
Distribution and service fees payable
  (Note 3).......................                81,590             6,549              1,529              4,723            31,276
Directors' fees payable (Note 2).                 3,298               413                 --                119               965
Transfer agent fees payable......                49,152            13,439              4,135              1,296             2,245
Custodian fees payable (Note 2)..                 3,185                --             10,879              7,252            20,346
Printing fees payable............                70,529            10,099              1,568              2,626            33,403
Registration fees payable........                 7,115             6,367              5,737              4,918             3,814
Legal and Audit fees payable.....                27,753             1,364                748                428             4,920
Accrued expenses and other payables               7,264             7,083              8,171              6,867            58,716
                                           ------------      ------------       ------------       ------------      ------------
  Total Liabilities..............               906,880           157,094             47,078             51,385           916,964
                                           ------------      ------------       ------------       ------------      ------------

NET ASSETS.......................          $452,926,457      $ 81,525,111       $ 13,004,569       $ 42,482,812      $111,634,082
                                           ------------      ------------       ------------       ------------      ------------
Investments, at cost (Note 1)....          $386,784,010      $ 69,043,057       $ 11,236,740       $ 35,245,525      $122,142,967
                                           ============      ============       ============       ============      ============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)                      LETREES
                                    FEBRUARY 28, 2002  (UNAUDITED)
-------------------------------------------------------------------------------

                                               LARGE            LARGE              SMALL              SMALL           WILSHIRE
                                              COMPANY          COMPANY            COMPANY            COMPANY            5000
                                               GROWTH           VALUE             GROWTH              VALUE             INDEX
                                             PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------

NET ASSETS consist of:
Undistributed net investment
  income/(loss).....................       $    448,051      $    603,175       $    (94,071)      $    223,648      $    419,646
Accumulated net realized loss on
  investments sold...............           (84,259,867)       (3,552,039)        (1,443,396)        (1,973,775)       (8,802,762)
Net unrealized appreciation/(depreciation)
  of investments....................         65,236,644        11,815,069          1,715,714          6,642,526       (10,723,329)
Par value...........................             15,327             4,157                976              2,589            12,707
Paid-in capital.....................        471,486,302        72,654,749         12,825,346         37,587,824       130,727,820
                                           ------------      ------------       ------------       ------------      ------------
                                           $452,926,457      $ 81,525,111       $ 13,004,569       $ 42,482,812      $111,634,082
                                           ============      ============       ============       ============      ============
NET ASSETS:
Investment Class shares.............       $345,750,717      $ 31,618,876       $  6,925,951       $ 26,377,133      $ 84,012,185
                                           ============      ============       ============       ============      ============
  (50,000,000 shares authorized,
   per class, per Portfolio,
   par value $.001 per share)
Institutional Class shares..........       $107,175,740      $ 49,906,235       $  6,078,618       $ 16,105,679      $ 23,911,324
                                           ============      ============       ============       ============      ============
  (50,000,000 shares authorized,
   per class, per Portfolio,
   par value $.001 per share)
Qualified Class shares .............                N/A               N/A                N/A                N/A      $  2,097,960
                                           ============      ============       ============       ============      ============
  (10,000,000 shares authorized,
   per class, per Portfolio,
   par value $.001 per share)
Horace Mann Class shares............                N/A               N/A                N/A                N/A      $  1,612,613
                                           ============      ============       ============       ============      ============
  (10,000,000 shares authorized,
   per class, per Portfolio,
   par value $.001 per share)
SHARES OUTSTANDING:
Investment Class shares.............         11,730,006         1,613,939            522,408          1,607,713         9,563,632
                                           ============      ============       ============       ============      ============
Institutional Class shares..........          3,597,410         2,543,437            453,379            981,242         2,719,408
                                           ============      ============       ============       ============      ============
Qualified Class shares..............                N/A               N/A                N/A                N/A           239,649
                                           ============      ============       ============       ============      ============
Horace Mann Class shares............                N/A               N/A                N/A                N/A           183,947
                                           ============      ============       ============       ============      ============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
     price per share...............        $      29.48      $      19.59       $      13.26       $      16.41      $       8.78
                                           ============      ============       ============       ============      ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
     price per share................       $      29.79      $      19.62       $      13.41       $      16.41      $       8.79
                                           ============      ============       ============       ============      ============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
     price per share................                N/A               N/A                N/A                N/A      $       8.75
                                           ============      ============       ============       ============      ============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
     price per share................                N/A               N/A                N/A                N/A      $       8.77
                                           ============      ============       ============       ============      ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF OPERATIONS                                                LETREES
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

                                              LARGE             LARGE              SMALL               SMALL           WILSHIRE
                                             COMPANY           COMPANY            COMPANY             COMPANY             5000
                                              GROWTH             VALUE             GROWTH              VALUE             INDEX
                                             PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------
INVESTMENT INCOME:
Dividends.......................           $  2,234,121       $   937,184       $     17,476       $    400,504      $    775,839
                                           ------------      ------------       ------------       ------------      ------------
  Total Income...................             2,234,121           937,184             17,476            400,504           775,839
                                           ------------      ------------       ------------       ------------      ------------
EXPENSES:
Investment advisory fee (Note 2).               567,362           101,213             15,623             45,071            55,215
Distribution and service fees (Note 3)          548,382            42,474              9,606             28,452           132,754
Administration and Accounting fees
  (Note 2).......................               353,805            74,117             26,777             40,431            98,195
Transfer agent fees (Note 2).....               127,625            50,708             22,187             25,987            46,317
Printing fees....................                63,563            10,149              1,501              3,369            36,981
Legal and Audit fees.............                47,029             8,808              1,270              3,441            10,753
Directors' fees and expenses (Note 2)            25,140             3,788                578              1,163             4,661
Registration and filing fees.....                23,936            17,142             16,573             16,078            28,098
Custodian fees (Note 2)..........                23,191            24,028             19,386             31,530            43,657
Other............................                18,867             7,573              5,995              5,599            53,692
                                           ------------      ------------       ------------       ------------      ------------
  Subtotal.......................             1,798,900           340,000            119,496            201,121           510,323
Fees waived by investment
  adviser (Note 2)...............                    --                --             (7,097)           (19,992)          (41,771)
Fees waived by Funds' administrator
  and Transfer Agent (Note 2)....                    --                --                 --                 --          (105,670)
Custody earnings credits (Note 2)               (12,830)           (5,979)              (852)            (4,313)           (5,864)
                                           ------------      ------------       ------------       ------------      ------------
  Total net expenses.............             1,786,070           334,021            111,547            176,816           357,018
                                           ------------      ------------       ------------       ------------      ------------

NET INVESTMENT INCOME/(LOSS).....               448,051           603,163            (94,071)           223,688           418,821
                                           ------------      ------------       ------------       ------------      ------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 1 and 4)
Net realized loss on investments
  during the period..............           (22,628,478)       (2,466,800)          (153,997)          (356,842)       (4,380,650)
Net change in unrealized appreciation
  of investments during the period           28,818,337           838,031            632,451          2,259,558         2,494,298
                                           ------------      ------------       ------------       ------------      ------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.....             6,189,859        (1,628,769)           478,454          1,902,716        (1,886,352)
                                           ------------      ------------       ------------       ------------      ------------

NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS....................           $  6,637,910       $(1,025,606)      $    384,383       $  2,126,404      $ (1,467,531)
                                           ============      ============       ============       ============      ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF CHANGES IN NET ASSETS                                     LETREES
            FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002  (UNAUDITED)
-------------------------------------------------------------------------------

                                              LARGE             LARGE              SMALL             SMALL            WILSHIRE
                                             COMPANY           COMPANY            COMPANY           COMPANY             5000
                                              GROWTH             VALUE             GROWTH             VALUE             INDEX
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------

Operations:
Net investment income/(loss).....          $    448,051      $    603,163       $    (94,071)      $    223,688      $    418,821
Net realized loss on investments sold
  during the period..............           (22,628,478)       (2,466,800)          (153,997)          (356,842)       (4,380,650)
Net change in unrealized appreciation
  of investments during the period           28,818,337           838,031            632,451          2,259,558         2,494,298
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in net assets
  resulting from operations......             6,637,910        (1,025,606)           384,383          2,126,404        (1,467,531)
Distributions to shareholders from:
Net investment income:
  Investment Class shares........                    --          (463,612)                --           (207,542)         (452,748)
  Institutional Class shares.....                    --          (849,309)                --           (159,160)         (184,456)
  Qualified Class shares.........                    --                --                 --                 --            (9,031)
  Horace Mann Class shares.......                    --                --                 --                 --            (6,270)
Net realized gain on investments:
  Investment Class shares........              (925,155)       (1,475,713)                --                 --                --
  Institutional Class shares.....              (279,854)       (2,627,952)                --                 --                --
  Qualified Class shares.........                    --                --                 --                 --                --
  Horace Mann Class shares.......                    --                --                 --                 --                --
                                           ------------      ------------       ------------       ------------      ------------
Total distributions to shareholders          (1,205,009)       (5,416,586)                --           (366,702)         (652,505)
Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold....................            57,053,860        13,963,567          2,433,873         12,136,658        23,003,241
  Shares issued as reinvestment of
    dividends ...................               899,128         1,872,452                 --            192,941           446,526
  Shares redeemed................           (70,870,499)      (13,249,067)        (2,613,434)       (11,203,315)      (21,235,118)
                                           ------------      ------------       ------------       ------------      ------------
Total Investment Class shares....           (12,917,511)        2,586,952           (179,561)         1,126,284         2,214,649
                                           ------------      ------------       ------------       ------------      ------------
Institutional Class shares:
  Shares sold....................            17,649,254         3,810,308            107,500            382,990         1,961,464
  Shares issued as reinvestment of
    dividends ...................               270,266         3,292,583                 --            158,485           181,115
  Shares redeemed................           (20,935,031)       (7,702,751)           (19,033)           (77,530)         (595,580)
                                           ------------      ------------       ------------       ------------      ------------
Total Institutional Class shares.            (3,015,511)         (599,860)            88,467            463,945         1,546,999
                                           ------------      ------------       ------------       ------------      ------------
Qualified Class shares:
  Shares sold....................                   N/A               N/A                N/A                N/A           489,850
  Shares issued as reinvestment of dividends        N/A               N/A                N/A                N/A             9,030
  Shares redeemed................                   N/A               N/A                N/A                N/A          (141,010)
                                           ------------      ------------       ------------       ------------      ------------
Total Qualified Class shares.....                   N/A               N/A                N/A                N/A           357,870
                                           ------------      ------------       ------------       ------------      ------------
Horace Mann Class shares:
  Shares sold....................                   N/A               N/A                N/A                N/A           228,651
  Shares issued as reinvestment of dividends        N/A               N/A                N/A                N/A             6,219
  Shares redeemed................                   N/A               N/A                N/A                N/A          (213,292)
                                           ------------      ------------       ------------       ------------      ------------
Total Horace Mann Class shares...                   N/A               N/A                N/A                N/A            21,578
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in net assets from
  Capital Stock transactions.....           (15,933,022)        1,987,092            (91,094)         1,590,229         4,141,096
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in net assets       (10,500,121)       (4,455,100)           293,289          3,349,931         2,021,060
                                           ------------      ------------       ------------       ------------      ------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                       LETREES
          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002   (UNAUDITED)
-------------------------------------------------------------------------------

                                               LARGE            LARGE              SMALL              SMALL           WILSHIRE
                                             COMPANY           COMPANY            COMPANY            COMPANY            5000
                                              GROWTH            VALUE             GROWTH              VALUE             INDEX
                                             PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------
NET ASSETS:
  Beginning of period............           463,426,578        85,980,211         12,711,280         39,132,881       109,613,022
                                           ------------      ------------       ------------       ------------      ------------
  End of period..................          $452,926,457      $ 81,525,111       $ 13,004,569       $ 42,482,812      $111,634,082
                                           ============      ============       ============       ============      ============
  Undistributed net investment
      income/(loss).............           $    448,051      $    603,175       $    (94,071)      $    223,648      $    419,646
                                           ============      ============       ============       ============      ============
Capital Share Transactions:
Investment Class shares:
  Shares sold....................             1,975,645           717,190            201,995            795,360         2,594,470
  Shares issued as reinvestment
    of dividends.................                30,417            96,265                 --             12,051            48,641
  Shares redeemed................            (2,453,939)         (690,872)          (213,632)          (767,439)       (2,420,154)
                                           ============      ============       ============       ============      ============
Net increase/(decrease) in Investment
  Class shares outstanding.......              (447,877)          122,583            (11,637)            39,972           222,957
                                           ============      ============       ============       ============      ============
Institutional Class shares:
  Shares sold....................               598,436           193,100              8,594             24,517           220,728
  Shares issued as reinvestment
    of dividends.................                 9,054           168,820                 --              9,899            19,708
  Shares redeemed................              (712,055)         (397,473)            (1,495)            (5,312)          (68,605)
                                           ============      ============       ============       ============      ============
Net increase/(decrease) in Institutional
  Class shares outstanding.......              (104,565)          (35,553)             7,099             29,104           171,831
                                           ============      ============       ============       ============      ============
Qualified Class shares:
  Shares sold....................                   N/A               N/A                N/A                N/A            56,089
  Shares issued as reinvestment
    of dividends.................                   N/A               N/A                N/A                N/A               987
  Shares redeemed................                   N/A               N/A                N/A                N/A           (16,255)
                                           ------------      ------------       ------------       ------------      ------------
Net increase in Qualified Class shares
    outstanding..................                   N/A               N/A                N/A                N/A            40,821
                                           ============      ============       ============       ============      ============
Horace Mann Class shares:
  Shares sold....................                   N/A               N/A                N/A                N/A            26,065
  Shares issued as reinvestment
    of dividends.................                   N/A               N/A                N/A                N/A               679
  Shares redeemed................                   N/A               N/A                N/A                N/A           (25,020)
                                           ------------      ------------       ------------       ------------      ------------
Net increase in Horace Mann Class
  shares outstanding.............                   N/A               N/A                N/A                N/A             1,724
                                           ============      ============       ============       ============      ============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF CHANGES IN NET ASSETS                                     LETREES
                      YEAR ENDED AUGUST 31, 2001
-------------------------------------------------------------------------------

                                              LARGE             LARGE              SMALL             SMALL            WILSHIRE
                                             COMPANY           COMPANY            COMPANY           COMPANY             5000
                                              GROWTH             VALUE             GROWTH             VALUE             INDEX
                                            PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------

Operations:
Net investment income/(loss)......         $   (971,489)     $  1,312,933       $   (190,426)      $    368,769      $    659,719
Net realized gain/(loss) on investments
  sold during the year............          (48,610,438)        9,494,491           (905,549)         2,389,198          (559,524)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year.................         (235,245,523)       (4,545,140)        (1,413,922)         3,546,347       (32,444,640)
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in net assets
  resulting from operations.......         (284,827,450)        6,262,284         (2,509,897)         6,304,314       (32,344,445)
Distributions to shareholders from:
Net investment income:
   Investment Class shares........                   --          (238,470)                --            (90,301)         (206,288)
   Institutional Class shares.....                   --          (579,823)                --           (143,606)         (133,266)
   Qualified Class shares.........                   --                --                 --                 --            (6,003)
   Horace Mann Class shares.......                   --                --                 --                 --            (8,050)
Net realized gain on investments:
   Investment Class shares........           (7,080,000)               --         (1,248,271)                --        (1,012,298)
   Institutional Class shares.....           (1,717,897)               --           (922,980)                --          (309,356)
   Qualified Class shares.........                   --                --                 --                 --           (14,617)
   Horace Mann Class shares.......                   --                --                 --                 --           (21,065)
                                           ------------      ------------       ------------       ------------      ------------
Total distributions to shareholders          (8,797,897)         (818,293)        (2,171,251)          (233,907)       (1,710,943)
Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold.....................          111,145,401        36,056,300          6,703,245         31,433,090        48,649,780
  Shares issued as reinvestment of
     dividends                                6,658,794           231,400          1,128,408             79,794         1,133,223
  Shares redeemed.................         (184,991,485)      (28,083,947)        (7,024,380)       (17,485,226)      (25,830,108)
                                           ------------      ------------       ------------       ------------      ------------
Total Investment Class shares.....          (67,187,290)        8,203,753            807,273         14,027,658        23,952,895
                                           ------------      ------------       ------------       ------------      ------------
Institutional Class shares:
  Shares sold.....................           50,216,896         8,843,384            405,089          1,853,013        14,638,161
  Shares issued as reinvestment of
    dividends                                 1,615,469           551,825            920,032            141,175           437,330
  Shares redeemed.................          (33,347,139)      (17,118,365)          (412,669)        (2,030,375)       (3,091,471)
                                           ------------      ------------       ------------       ------------      ------------
Total Institutional Class shares..           18,485,226        (7,723,156)           912,452            (36,187)       11,984,020
                                           ------------      ------------       ------------       ------------      ------------
Qualified Class shares:
  Shares sold.....................                  N/A               N/A                N/A                N/A         2,189,373
  Shares issued as reinvestment of dividends        N/A               N/A                N/A                N/A            20,628
  Shares redeemed.................                  N/A               N/A                N/A                N/A        (1,137,010)
                                           ------------      ------------       ------------       ------------      ------------
Total Qualified Class shares......                  N/A               N/A                N/A                N/A         1,072,991
                                           ------------      ------------       ------------       ------------      ------------
Horace Mann Class shares:
  Shares sold.....................                  N/A               N/A                N/A                N/A         1,017,536
  Shares issued as reinvestment of dividends        N/A               N/A                N/A                N/A            28,976
  Shares redeemed.................                  N/A               N/A                N/A                N/A          (333,007)
                                           ------------      ------------       ------------       ------------      ------------
Total Horace Mann Class shares....                  N/A               N/A                N/A                N/A           713,505
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in net assets from
  Capital Stock transactions......          (48,702,064)          480,597          1,719,725         13,991,471        37,723,411
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in net assets      (342,327,411)        5,924,588         (2,961,423)        20,061,878         3,668,023
                                           ------------      ------------       ------------       ------------      ------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                       LETREES
                           YEAR ENDED AUGUST 31, 2001
-------------------------------------------------------------------------------

                                             LARGE              LARGE              SMALL             SMALL            WILSHIRE
                                            COMPANY            COMPANY            COMPANY           COMPANY              5000
                                             GROWTH              VALUE             GROWTH             VALUE              INDEX
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ------------      ------------       ------------       ------------      ------------
 NET ASSETS:
  Beginning of year..............           805,753,989        80,055,623         15,672,703         19,071,003       105,944,999
                                           ------------      ------------       ------------       ------------      ------------
  End of year...................           $463,426,578      $ 85,980,211       $ 12,711,280       $ 39,132,881      $109,613,022
                                           ============      ============       ============       ============      ============
  Undistributed net investment
      income/(loss).............           $         --      $  1,312,933       $         --       $    366,662      $    653,330
                                           ============      ============       ============       ============      ============
Capital Share Transactions:
Investment Class shares:
  Shares sold....................             3,133,078         1,711,445            451,252          2,178,753         4,794,948
  Shares issued as reinvestment
    of dividends.................               176,720            10,808             86,468              5,769           109,313
  Shares redeemed................            (5,297,382)       (1,310,235)          (501,969)        (1,212,380)       (2,571,340)
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in Investment
    Class shares outstanding.....            (1,987,584)          412,018             35,751            972,142         2,332,921
                                           ============      ============       ============       ============      ============
Institutional Class shares:
  Shares sold....................             1,419,815           416,505             28,980            137,417         1,377,961
  Shares issued as reinvestment
    of dividends.................                42,579            25,762             69,911             10,215            42,075
  Shares redeemed................              (956,493)         (802,600)           (32,453)          (149,114)         (313,385)
                                           ------------      ------------       ------------       ------------      ------------
Net increase/(decrease) in Institutional
    Class shares outstanding.....               505,901          (360,333)            66,438             (1,482)        1,106,651
                                           ============      ============       ============       ============      ============
Qualified Class shares:
  Shares sold....................                   N/A               N/A                N/A                N/A           216,418
  Shares issued as reinvestment
    of dividends.................                   N/A               N/A                N/A                N/A             1,991
  Shares redeemed................                   N/A               N/A                N/A                N/A          (114,275)
                                           ------------      ------------       ------------       ------------      ------------
Net increase in Qualified
  Class shares outstanding.......                   N/A               N/A                N/A                N/A           104,134
                                           ============      ============       ============       ============      ============
Horace Mann Class shares:
  Shares sold....................                   N/A               N/A                N/A                N/A            96,165
  Shares issued as reinvestment
    of dividends.................                   N/A               N/A                N/A                N/A             2,796
  Shares redeemed................                   N/A               N/A                N/A                N/A           (33,896)
                                           ------------      ------------       ------------       ------------      ------------
Net increase in Horace Mann Class
  shares outstanding.............                   N/A               N/A                N/A                N/A            65,065
                                           ============      ============       ============       ============      ============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INVESTMENT CLASS SHARES
                                                       ------------------------------------------------------------------
                                                      SIX MONTHS                 YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999       1998       1997
                                                       --------    --------    --------    --------    -------    -------
Net asset value, beginning of period.......            $  29.12    $  46.36    $  36.37    $  26.09    $ 23.92    $19.35
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..................             0.02***    (0.08)***   (0.12)***   (0.05)      0.04       0.04***
Net realized and unrealized gain/(loss) on
  investments.................................             0.42      (16.65)      10.55       12.30       2.71       7.29
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............             0.44      (16.73)      10.43       12.25       2.75       7.33
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........               --          --          --       (0.02)     (0.06)     (0.03)
Distributions from capital gains..............            (0.08)      (0.51)      (0.44)      (1.95)     (0.52)     (2.73)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................            (0.08)      (0.51)      (0.44)      (1.97)     (0.58)     (2.76)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  29.48    $  29.12    $  46.36    $  36.37    $ 26.09    $ 23.92
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................             1.50%**   (36.33)%     28.84%      48.46%     11.61%     40.91%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $345,751    $354,633    $656,711    $454,853    $81,569    $73,480
Operating expenses including reimbursement/
  waiver/custody earnings credit..............             0.85%*      0.83%       0.83%       0.90%      0.71%      0.81%
Operating expenses excluding custody earnings
  credit......................................             0.86%*      0.84%       0.84%       0.95%      0.73%      0.91%
Operating expenses excluding reimbursement/waiver
  custody earnings credit.....................             0.86%*      0.84%       0.84%       0.95%      0.77%      1.09%
Net investment income/(loss) including reimbursement/
  waiver/custody earnings credit..............             0.13%*     (0.23)%     (0.28)%     (0.11)%     0.16%      0.20%
Portfolio turnover rate.......................               22%**      43%          50%         35%        57%        43%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY GROWTH PORTFOLIO                                          LETREES
FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INSTITUTIONAL CLASS SHARES
                                                       ------------------------------------------------------------------
                                                     SIX MONTHS                      YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999        1998      1997
                                                       --------    --------    --------    --------    -------    -------
Net asset value, beginning of period                   $ 29.39     $  46.63    $  36.47    $  26.12    $ 23.91    $ 19.35
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................             0.06***     0.03***     0.01***     0.03       0.08       0.05***
Net realized and unrealized gain/(loss) on investments     0.42      (16.76)      10.59       12.31       2.72       7.29
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............             0.48      (16.73)      10.60       12.34       2.80       7.34
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........               --          --          --       (0.04)     (0.07)     (0.05)
Distributions from capital gains..............            (0.08)      (0.51)      (0.44)      (1.95)     (0.52)     (2.73)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................            (0.08)      (0.51)      (0.44)      (1.99)     (0.59)     (2.78)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  29.79    $  29.39    $  46.63    $  36.47    $ 26.12    $ 23.91
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................            1.62%**    (36.12)%     29.23%      48.81%     11.78%     40.99%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $107,176    $108,794    $149,043    $ 72,773    $34,993    $41,881
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................             0.54%*      0.51%       0.52%       0.62%      0.60%      0.78%
Operating expenses excluding custody earnings credit       0.55%*      0.52%       0.53%       0.67%      0.62%      0.87%
Operating expenses excluding reimbursement/waiver/
  custody earnings credit.....................             0.55%*      0.52%       0.53%       0.67%      0.66%      1.06%
Net investment income including reimbursement/
  waiver/custody earnings credit..............             0.44%*      0.09%       0.03%       0.18%      0.27%      0.23%
Portfolio turnover rate.......................               22%**       43%         50%         35%        57%       43%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           INVESTMENT CLASS SHARES
                                                       ------------------------------------------------------------------
                                                      SIX MONTHS                    YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999        1998      1997
                                                       --------    --------    --------    --------    -------    -------

Net asset value, beginning of period..........         $  21.09 $     19.91    $  21.02    $  19.29    $ 20.49    $ 17.80
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................             0.13***     0.27***     0.28***     0.28       0.38       0.47***
Net realized and unrealized gain/(loss) on
  investments.................................            (0.33)       1.09       (0.02)       3.32       0.01       5.13
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............            (0.20)       1.36        0.26        3.60       0.39       5.60
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........            (0.27)      (0.18)      (0.31)      (0.33)     (0.38)     (0.60)
Distributions from capital gains..............            (1.03)         --       (1.06)      (1.54)     (1.21)     (2.31)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................            (1.30)      (0.18)      (1.37)      (1.87)     (1.59)     (2.91)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  19.59    $  21.09    $  19.91    $  21.02    $ 19.29    $ 20.49
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................            (0.82)%**    6.81%       1.71%      18.78%      1.34%     34.27%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $ 31,619    $ 31,455    $ 21,490    $ 19,814    $13,055    $13,989
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................             0.99%*      0.95%       0.98%       1.04%      0.83%      0.91%
Operating expenses excluding custody earnings credit       1.01%*      0.98%       1.01%       1.06%      0.86%      0.96%
Operating expenses excluding reimbursement/waiver/
  custody earnings credit.....................             1.01%*      0.98%       1.01%       1.06%      0.91%      1.18%
Net investment income including reimbursement/
  waiver/custody earnings credit..............             1.32%*      1.28%       1.51%       1.58%      1.88%      2.51%
Portfolio turnover rate.......................               32%**       77%        110%         57%        56%        65%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
LARGE COMPANY VALUE PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INSTITUTIONAL CLASS SHARES
                                                       -----------------------------------------------------------------
                                                      SIX MONTHS                 YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999        1998       1997
                                                       --------    --------    --------    --------    -------    -------

Net asset value, beginning of period..........         $  21.14    $  19.93    $  21.04    $  19.29    $ 20.47    $ 17.80
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................             0.15***     0.33***     0.33***     0.37       0.41       0.47***
Net realized and unrealized gain/(loss) on
  investments.................................            (0.32)       1.08       (0.01)       3.28       0.01       5.13
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............            (0.17)       1.41        0.32        3.65       0.42       5.60
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........            (0.32)      (0.20)      (0.37)      (0.36)     (0.39)     (0.62)
Distributions from capital gains..............            (1.03)         --       (1.06)      (1.54)     (1.21)     (2.31)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................            (1.35)      (0.20)      (1.43)      (1.90)     (1.60)     (2.93)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  19.62    $  21.14    $  19.93    $  21.04    $ 19.29    $ 20.47
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................            (0.69)%**    7.08%       2.06%      19.05%      1.47%     34.26%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $ 49,906    $ 54,525    $ 58,566    $ 56,719    $46,017    $49,334
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................             0.72%*      0.68%       0.71%       0.77%      0.73%      0.91%
Operating expenses excluding custody earnings credit       0.74%*      0.71%       0.74%       0.79%      0.76%      0.96%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............             0.74%*      0.71%       0.74%       0.79%      0.81%      1.18%
Net investment income including reimbursement/
  waiver/custody earnings credit..............             1.59%*      1.55%       1.78%       1.86%      1.98%      2.51%
Portfolio turnover rate.......................               32%**       77%        110%         57%        56%        65%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                            INVESTMENT CLASS SHARES
                                                       ------------------------------------------------------------------
                                                      SIX MONTHS                   YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999        1998      1997
                                                       --------    --------    --------    --------    -------    -------
Net asset value, beginning of period..........         $  12.91     $ 17.80    $  13.34    $  11.78    $ 16.61      18.56
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss...........................            (0.10)***   (0.21)***   (0.21)***   (0.57)     (0.18)     (0.17)***
Net realized and unrealized gain/(loss)
  investments.................................             0.45       (2.23)       4.67        3.01      (3.98)      2.38
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............             0.35       (2.44)       4.46        2.44      (4.16)      2.21
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from capital gains..................               --       (2.45)         --       (0.88)     (0.67)     (4.16)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................               --       (2.45)         --       (0.88)     (0.67)     (4.16)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  13.26    $  12.91    $  17.80    $  13.34    $ 11.78    $ 16.61
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................             2.71%**   (13.87)%     33.43%      20.79%    (26.02)%    15.16%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $  6,926    $  6,894    $  8,871    $  8,907    $ 9,659    $14,471
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................            1.91%*      1.72%       1.52%       1.46%      1.26%      1.22%
Operating expenses excluding custody earnings credit      1.92%*      1.75%       1.56%       1.50%      1.28%      1.24%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............            2.04%*      1.90%       1.71%       1.65%      1.43%      1.45%
Net investment loss including reimbursement/
  waiver/custody earnings credit..............          (1.63)%*    (1.50)%     (1.36)%     (1.20)%    (1.05)%    (1.05)%
Portfolio turnover rate.......................              40%**       91%        127%        153%        74%       105%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY GROWTH PORTFOLIO                                          LETREES
FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INSTITUTIONAL CLASS SHARES
                                                       ------------------------------------------------------------------
                                                      SIX MONTHS                    YEAR ENDED AUGUST 31,
                                                         ENDED     ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999       1998       1997
                                                       --------    --------    --------    --------    -------    -------
Net asset value, beginning of period..........         $  13.04    $  17.91    $  13.38    $  11.79    $ 16.61    $ 18.56
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss...........................            (0.08)***   (0.17)***   (0.17)***   (0.54)     (0.17)     (0.17)***
Net realized and unrealized gain/(loss) on
  investments.................................             0.45       (2.25)       4.70        3.01      (3.98)      2.38
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............             0.37       (2.42)       4.53        2.47      (4.15)      2.21
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Distributions from capital gains..............               --       (2.45)         --       (0.88)     (0.67)      4.16)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................               --       (2.45)         --       (0.88)     (0.67)     (4.16)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  13.41    $  13.04    $  17.91    $  13.38    $ 11.79    $ 16.61
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................             2.84%**   (13.66)%     33.86%      21.04%    (25.95)%    15.14%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $  6,079    $  5,818    $  6,802    $  5,011    $ 4,054    $ 4,599
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................             1.63%*      1.44%       1.24%       1.27%      1.17%      1.22%
Operating expenses excluding custody earnings credit       1.64%*      1.47%       1.28%       1.31%      1.19%      1.24%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............             1.76%*      1.62%       1.43%       1.46%      1.34%      1.45%
Net investment loss including reimbursement/
  waiver/custody earnings credit..............            (1.35)%*    (1.22)%     (1.08)%     (1.01)%    (0.96)%    (1.05)%
Portfolio turnover rate.......................               40%**       91%        127%        153%        74%       105%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             INVESTMENT CLASS SHARES
                                                       -----------------------------------------------------------------
                                                      SIX MONTHS                    YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000        1999        1998      1997
                                                       --------    --------    --------    --------    -------    -------
Net asset value, beginning of period..........         $  15.53    $  12.31    $  13.60    $  13.77    $ 17.25    $ 15.92
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................             0.09***     0.17***     0.18***     0.09       0.36       0.40***
Net realized and unrealized gain/(loss)
   on investments ............................             0.93        3.17       (0.98)       0.79      (1.50)      4.27
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............             1.02        3.34       (0.80)       0.88      (1.14)      4.67
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........            (0.14)      (0.12)      (0.24)      (0.19)     (0.37)     (0.75)
Distributions from capital gains..............               --          --       (0.25)      (0.86)     (1.97)     (2.59)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................            (0.14)      (0.12)      (0.49)      (1.05)     (2.34)     (3.34)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  16.41    $  15.53    $  12.31    $  13.60    $ 13.77    $ 17.25
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................             6.61%**    27.28%      (5.83)%      6.20%     (8.79)%    33.73%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $ 26,377    $ 24,342    $  7,332    $ 26,395    $17,602    $20,299
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................             1.08%*      1.18%       1.15%       1.02%      0.83%      0.86%
Operating expenses excluding custody earnings credit       1.11%*      1.24%       1.17%       1.08%      0.85%      0.90%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............             1.22%*      1.39%       1.32%       1.23%      1.00%      1.15%
Net investment income including reimbursement/
  waiver/custody earnings credit..............             1.13%*      1.24%       1.51%       1.71%      1.61%      2.58%
Portfolio turnover rate.......................               46%**       95%         94%        113%        74%       105%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
SMALL COMPANY VALUE PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INSTITUTIONAL CLASS SHARES
                                                       ------------------------------------------------------------------
                                                      SIX MONTHS                 YEAR ENDED AUGUST 31,
                                                        ENDED      ------------------------------------------------------
                                                       2/28/02+      2001        2000       1999        1998       1997
                                                       --------    --------    --------    --------    -------    -------
Net asset value, beginning of period..........         $  15.53    $  12.31    $  13.61    $  13.76    $ 17.23    $ 15.92
                                                       --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................             0.10***     0.21***     0.21***     0.14       0.38       0.40***
Net realized and unrealized gain/(loss) on
  investments.................................             0.94        3.16       (0.99)       0.77      (1.50)      4.27
                                                       --------    --------    --------    --------    -------    -------
Total from investment operations..............             1.04        3.37       (0.78)       0.91      (1.12)      4.67
                                                       --------    --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........            (0.16)      (0.15)      (0.27)      (0.20)     (0.38)     (0.77)
Distributions from capital gains..............               --          --       (0.25)      (0.86)     (1.97)     (2.59)
                                                       --------    --------    --------    --------    -------    -------
Total distributions...........................            (0.16)      (0.15)      (0.52)      (1.06)     (2.35)     (3.36)
                                                       --------    --------    --------    --------    -------    -------
Net asset value, end of period................         $  16.41    $  15.53    $  12.31    $  13.61    $ 13.76    $ 17.23
                                                       ========    ========    ========    ========    =======    =======
Total return (a)..............................             6.75%**    27.51%      (5.61)%      6.43%     (8.72)%    33.74%
                                                       ========    ========    ========    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........         $ 16,106    $ 14,791    $ 11,739    $ 11,627    $10,454    $26,412
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................            0.84%*      0.94%       0.93%       0.79%      0.74%      0.86%
Operating expenses excluding custody earnings credit      0.87%*      1.00%       0.95%       0.85%      0.76%      0.90%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............            0.98%*      1.15%       1.10%       1.00%      0.91%      1.15%
Net investment income including reimbursement/
  waiver/custody earnings credit..............            1.37%*      1.48%       1.73%       1.94%      1.70%      2.58%
Portfolio turnover rate.......................              46%**       95%         94%        113%        74%       105%

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INVESTMENT CLASS SHARES
                                                       --------------------------------------------
                                                      SIX MONTHS   YEAR ENDED AUGUST 31,    PERIOD
                                                        ENDED      --------------------      ENDED
                                                       2/28/02+      2001        2000      8/31/99(1)
                                                       --------    --------    --------    --------
Net asset value, beginning of period.............      $   8.93    $  12.23    $  10.32    $  10.00
                                                       --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................          0.03***     0.06***     0.06***     0.02
Net realized and unrealized gain/(loss)
   on investments ...............................         (0.14)      (3.19)       1.91        0.30
                                                       --------    --------    --------    --------
Total from investment operations.................         (0.11)      (3.13)       1.97        0.32
                                                       --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income.............         (0.04)      (0.03)      (0.04)         --
Distributions from capital gains.................            --       (0.14)      (0.02)         --
                                                       --------    --------    --------    --------
Total distributions..............................         (0.04)      (0.17)      (0.06)         --
                                                       --------    --------    --------    --------
Net asset value, end of period...................      $   8.78    $   8.93    $  12.23    $  10.32
                                                       ========    ========    ========    ========
Total return (a).................................         (1.20)%**  (25.82)%     19.14%       3.20%**
                                                       ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............      $ 84,012    $ 83,421    $ 85,704    $ 99,986
Operating expenses including reimbursement/waiver/
  custody earnings credit........................          0.71%*      0.64%       0.60%       0.60%*
Operating expenses excluding custody earnings credit       0.72%*      0.67%       0.62%       0.69%*
Operating expenses excluding reimbursement/waiver/
  custody earnings credit........................          0.98%*      0.98%       0.97%       1.33%*
Net investment income including reimbursement/waiver/
  custody earnings credit........................          0.69%*      0.54%       0.54%       0.60%*
Portfolio turnover rate..........................            10%**        8%         61%          4%**

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio Investment  Class Shares  commenced operations  on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                                       --------------------------------------------
                                                      SIX MONTHS   YEAR ENDED AUGUST 31,    PERIOD
                                                         ENDED     --------------------     ENDED
                                                       2/28/02+      2001        2000      8/31/99(1)
                                                       --------    --------    --------    --------
Net asset value, beginning of period.............      $   8.95    $  12.25    $  10.33    $  10.00
                                                       --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................          0.04***     0.09***     0.10***     0.03
Net realized and unrealized gain/(loss) on investments    (0.13)      (3.19)       1.91        0.30
                                                       --------    --------    --------    --------
Total from investment operations.................         (0.09)      (3.10)       2.01        0.33
                                                       --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income.............         (0.07)      (0.06)      (0.07)         --
Dividends from capital gains.....................            --       (0.14)      (0.02)         --
                                                       --------    --------    --------    --------
Total distributions..............................         (0.07)      (0.20)      (0.09)         --
                                                       --------    --------    --------    --------
Net asset value, end of period...................      $   8.79    $   8.95    $  12.25    $  10.33
                                                       ========    ========    ========    ========
Total return (a).................................         (1.05)%**  (25.56)%     19.45%       3.30%**
                                                       ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............      $ 23,911    $ 22,799    $ 17,651      $  183
Operating expenses including reimbursement/waiver/
  custody earnings credit........................          0.41%*      0.34%       0.35%       0.35%*
Operating expenses excluding custody earnings credit       0.42%*      0.37%       0.37%       0.48%*
Operating expenses excluding reimbursement/waiver/
  custody earnings credit........................          0.68%*      0.68%       0.72%       1.32%*
Net investment income including reimbursement/waiver/
  custody earnings credit........................          0.99%*      0.84%       0.79%       1.20%*
Portfolio turnover rate..........................            10%**        8%         61%          4%**

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio Institutional  Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             QUALIFIED CLASS SHARES
                                                       --------------------------------
                                                      SIX MONTHS     YEAR       PERIOD
                                                         ENDED       ENDED      ENDED
                                                       2/28/02+     8/31/01    8/31/00(1)
                                                       --------    --------    --------
Net asset value, beginning of period................   $   8.90    $  12.23    $  10.94
                                                       --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................       0.03***     0.05***     0.09***
Net realized and unrealized gain/(loss) on investments    (0.14)      (3.19)       1.20
                                                       --------    --------    --------
Total from investment operations....................      (0.11)      (3.14)       1.29
                                                       --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income................      (0.04)      (0.05)         --
Distributions from capital gains....................         --       (0.14)         --
                                                       --------    --------    --------
Total distributions.................................      (0.04)      (0.19)         --
                                                       --------    --------    --------
Net asset value, end of period......................   $   8.75    $   8.90    $  12.23
                                                       --------    --------    --------
Total return (a)....................................      (1.24)%**  (25.90)%     11.79%**
                                                       ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................   $  2,098    $  1,770    $  1,158
Operating expenses including reimbursement/
  waiver/custody earnings credit....................       0.81%*      0.74%       0.60%*
Operating expenses excluding custody earnings credit       0.82%*      0.77%       0.62%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit....................       1.08%*      1.08%       0.97%*
Net investment income including reimbursement/waiver/
  custody earnings credit...........................       0.59%*      0.44%       0.54%*
Portfolio turnover rate.............................         10%**        8%         61%**

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio Qualified  Class Shares  commenced operations on May 12, 2000.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
WILSHIRE 5000 INDEX PORTFOLIO                                           LETREES
FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              HORACE MANN CLASS SHARES
                                                       ------------------------------------
                                                      SIX MONTHS     YEAR      PERIOD
                                                         ENDED       ENDED      ENDED
                                                        2/28/02+    8/31/01    8/31/00(1)
                                                       --------    --------    --------
Net asset value, beginning of period................   $   8.91    $  12.22    $  10.00
                                                       --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................       0.03***     0.05***     0.07***
Net realized and unrealized gain/(loss) on investments    (0.13)      (3.17)       2.21
                                                       --------    --------    --------
Total from investment operations....................      (0.10)      (3.12)       2.28
                                                       --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income................      (0.04)      (0.05)      (0.06)
Dividends from capital gains........................         --       (0.14)         --
                                                       --------    --------    --------
Total distributions.................................      (0.04)      (0.19)      (0.06)
                                                       --------    --------    --------
Net asset value, end of period......................   $   8.77    $   8.91    $  12.22
                                                       ========    ========    ========
Total return (a)....................................      (1.19)%**  (25.79)%     22.87%**
                                                       ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................   $  1,613    $  1,623    $  1,432
Operating expenses including reimbursement/
  waiver/custody earnings credit ...................       0.76%*      0.69%       0.70%*
Operating expenses excluding custody earnings credit       0.77%*      0.72%       0.72%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit....................       1.03%*      1.03%       1.07%*
Net investment income including reimbursement/waiver/
  custody earnings credit...........................       0.64%*      0.49%       0.44%*
Portfolio turnover rate.............................         10%**        8%         61%*

----------------------------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method for the period.
(1) The Wilshire 5000 Index Portfolio Horace Mann Class Shares  commenced operations on December 10, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                               LETREES
-------------------------------------------------------------------------------

1.       Significant Accounting Policies.

         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expenses relate based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

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WILSHIRE TARGET FUNDS, INC.                                     GRAPHIC OMITTED
NOTES TO FINANCIAL STATEMENTS (CONTINUED) - (UNAUDITED)                 LETREES
-------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.


FEDERAL INCOME TAXES: The Fund intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.


2.       Investment Advisory Fee,  Administration Fee and Other Transactions.


         Prior to April 1, 2002, the Fund's Portfolios received investment advisory services from Wilshire Associates Incorporated ("Wilshire") under the terms of an investment advisory agreement dated July 11, 1996 (the "Advisory Agreement"). Pursuant to the Agreement, the Fund agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the Portfolio's average daily net assets of the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios and .10 of 1% of the average daily net assets of the Wilshire 5000 Index Portfolio.


Prior to January 17, 2002, Wilshire voluntarily waived .15, .15 and .10 of 1% of the average daily net asset otherwise payable under the Advisory Agreement with respect to the Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios, respectively. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Portfolios.


For the six months ended February 28, 2002, Wilshire voluntarily waived fees and reimbursed other expenses as follows:

  FUND
------
Small Company Growth Portfolio ........................    $ 7,097
Small Company Value Portfolio .........................     19,992
Wilshire 5000 Index Portfolio..........................     41,771

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
NOTES TO FINANCIAL STATEMENTS (CONTINUED) - (UNAUDITED)                 LETREES
-------------------------------------------------------------------------------

On March 29, 2002, the stockholders of the Fund approved a new sub-advisory agreement between Wilshire and Los Angeles Capital Management and Equity Research (the "Sub-Adviser"). Under the agreement, which was effective April 1, 2002, the Sub-Adviser manages the Portfolios, subject to the supervision of Wilshire and the Company's Board of Directors. The Sub-Adviser's fees are paid by Wilshire.

On March 29, 2002, the stockholders of the Fund approved a new advisory agreement, effective April 1, 2002 (the "New Advisory Agreement"), between the Fund and Wilshire which permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without stockholder approval. Under the terms of the New Agreement, Wilshire may charge annual fees up to 0.75% of average daily net assets for the Large Company Growth and Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Value Portfolios and 0.10% of average daily net assets of the Wilshire 5000 Index Portfolio. Wilshire has agreed to waive any fee increases until August 31, 2002, and thereafter until both Wilshire and a majority of the independent Directors conclude that any such increase is merited in view of the retention of additional sub-advisers or other future developments.

PFPC Inc. ("PFPC") serves as the Fund's administrator and accountant pursuant to a Services Agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay PFPC an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay PFPC an annual fee of $25,000 per Portfolio and $2,000 for each additional class.

With respect to the Wilshire 5000 Index Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years from inception, which expired January 31, 2002.

For the six months ended February 28, 2002, PFPC voluntarily waived fees as follows:

Administration and Accounting..........................    $83,034
Transfer Agency........................................     22,636

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
NOTES TO FINANCIAL STATEMENTS (CONTINUED) - (UNAUDITED)                 LETREES
-------------------------------------------------------------------------------

3.       Service and Distribution Plan.

         The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index
Portfolio have adopted service and distribution plans pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. ("the Distributor"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. Prior to January 2, 2001, Provident Distributors, Inc. served as the distributor of the Fund. For the six months ended February 28, 2002, the distribution and service fees expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .25%, .25% and .25% of average net assets, respectively.

In addition, Investment Class and Institutional Class shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider do not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the six months ended February 28, 2002, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .06%, .04%, .03%, .05% and .05% of attributable average net assets, respectively. The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries.

The Directors of the Fund, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Fund pays the Distributor a fee equal to .35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares. For the six months ended February 28, 2002, the distribution fees expenses incurred for the Horace Mann Class were .35% of attributable average net assets.

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WILSHIRE TARGET FUNDS, INC.                                   [GRAPHIC OMITTED]
NOTES TO FINANCIAL STATEMENTS (CONTINUED) - (UNAUDITED)                 LETREES
-------------------------------------------------------------------------------

4.       Securities Transactions.

         For the six months ended February 28, 2002 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                             PURCHASES          SALES
 ------                                           ------------   ------------
Large Company Growth Portfolio..................  $101,197,931   $121,135,030
Large Company Value Portfolio...................    26,016,112     29,058,021
Small Company Growth Portfolio..................     5,077,350      5,269,218
Small Company Value Portfolio...................    19,201,231     16,797,515
Wilshire 5000 Index Portfolio...................    14,504,614     10,834,962


The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at February 28, 2002 for each Portfolio is as follows:

                                                   UNREALIZED     UNREALIZED
  FUND                                            APPRECIATION   DEPRECIATION
 ------                                           ------------   ------------
Large Company Growth Portfolio..................   $92,167,990    $26,931,346
Large Company Value Portfolio...................    14,371,922      2,556,853
Small Company Growth Portfolio .................     2,664,377        948,663
Small Company Value Portfolio ..................     7,356,203        713,677
Wilshire 5000 Index Portfolio...................    13,100,710     23,824,039

5.       Significant Shareholder Activity.

         At February 28, 2002, a significant shareholder owned approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:

  FUND
 ------
Large Company Growth Portfolio.......................          30%
Large Company Value Portfolio........................          36%
Small Company Growth Portfolio.......................          96%
Small Company Value Portfolio........................          89%
Wilshire 5000 Index Portfolio........................          73%

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6.       Stockholder Voting Results (unaudited).

         A Special Meeting of the Stockholders was held on March 27, 2002 and reconvened on March 29, 2002. The following represents the results of the proposals voted on:

PROPOSAL #1    RE-ELECTION OF THE EXISTING THREE INDEPENDENT DIRECTORS AND
ELECTION OF TWO NEW DIRECTORS.
DeWitt F. Bowman (Total Number of Shares Outstanding: 36,691,856)
                            # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                           20,046,085           86.64            54.63
Withheld                       3,091,148           13.36             8.42

Cynthia A. Hargadon (Total Number of Shares Outstanding: 36,691,856)
                            # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                           20,160,819           87.14            54.94
Withheld                       2,976,414           12.86             8.11
Stephen L. Nesbitt (Total Number of Shares Outstanding: 36,691,856)
                            # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                           22,531,170           97.38            61.40
Withheld                         606,063            2.62             1.65

Michael P. O'Keeffe (Total Number of Shares Outstanding: 36,691,856)
                            # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                           22,532,762           97.39            61.41
Withheld                         604,471            2.61             1.64

Anne L. Wexler (Total Number of Shares Outstanding: 36,691,856)
                            # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                           20,143,926           87.06            54.90
Withheld                       2,993,307           12.94             8.15


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PROPOSAL #2 APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN WILSHIRE ASSOCIATES
INCORPORATED AND LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH.

To vote upon the approval of the sub-advisory agreement for the:
Large Company Growth Portfolio (15,494,890 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            7,039,562          87.90             45.43
Against                          732,326           9.14              4.72
Abstain                          236,089           2.94              1.52
Large Company Value Portfolio (4,348,461 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            3,720,650          94.91             85.56
Against                          128,537           3.27              2.95
Abstain                           70,620           1.80              1.62
Small Company Growth Portfolio (975,051 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                              644,814          93.30             66.13
Against                           41,504           6.00              4.25
Abstain                            4,758           0.68              0.48
Small Company Value Portfolio (2,489,291 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            1,914,123          97.10             76.89
Against                           35,396           1.42              1.42
Abstain                           21,581           0.86              0.86
Wilshire 5000 Index Portfolio (13,384,161 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            7,833,752          92.48             58.53
Against                          343,758           4.05              2.56
Abstain                          292,773           3.45              2.18

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PROPOSAL #3    APPROVAL OF THE ADVISORY AGREEMENT WITH WILSHIRE ASSOCIATES
 INCORPORATED.
To vote upon the approval of the advisory agreement for the:
Large Company Growth Portfolio (15,494,890 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            5,625,334          70.24             36.30
Against                          987,963          12.33              6.37
Abstain                          228,790           2.85              1.47
Broker Non-Vote                1,165,890          14.55              7.52

Large Company Value Portfolio (4,348,461 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            2,514,300          64.14             57.82
Against                          124,163           3.16              2.85
Abstain                           78,323           1.99              1.80
Broker Non-Vote                1,203,021          30.69             27.66

Small Company Growth Portfolio (975,051 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                              604,801          87.51             62.02
Against                           39,544           5.72              4.05
Abstain                            7,539           1.09              0.77
Broker Non-Vote                   39,192           5.67              4.01

Small Company Value Portfolio (2,489,291 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            1,359,230          68.95             54.60
Against                           38,853           1.97              1.56
Abstain                           21,188           1.07              0.85
Broker Non-Vote                  551,828          27.99             22.16

Wilshire 5000 Index Portfolio (13,384,161 Total Outstanding Shares of the
 Portfolio)
                             # OF VOTES CAST      % VOTED         % OF TOTAL
                            ---------------      -------         ----------
For                            6,783,335          80.08             50.68
Against                          437,048           5.15              3.26
Abstain                          298,132           3.51              2.22
Broker Non-Vote                  951,768          11.23              7.11

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P.O. Box 60488
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